UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	3/31/2009

Date of reporting period:	6/30/2008

Item 1.  Schedule of Investments.

INVESTMENT PORTFOLIO
June 30, 2008 (Unaudited)	Columbia Asset Allocation Fund II

	Shares	Value ($)*
Common Stocks – 62.2%
CONSUMER DISCRETIONARY – 5.4%
Diversified Consumer Services – 0.3%
Apollo Group, Inc., Class A (a)	3,500	154,910
Weight Watchers International, Inc.	6,500	231,465
Diversified Consumer Services Total		386,375
Hotels, Restaurants & Leisure – 1.3%
Brinker International, Inc.	11,200	211,680
Burger King Holdings, Inc.	6,400	171,456
Choice Hotels International, Inc.	800	21,200
Darden Restaurants, Inc.	1,400	44,716
International Game Technology, Inc.	4,000	99,920
McDonald’s Corp.	13,500	758,970
Wyndham Worldwide Corp.	3,400	60,894
Yum! Brands, Inc.	7,200	252,648
Hotels, Restaurants & Leisure Total		1,621,484
Household Durables – 0.5%
Garmin Ltd.	1,300	55,692
KB Home	1,200	20,316
NVR, Inc. (a)	1,200	600,096
Household Durables Total		676,104
Media – 1.9%
CBS Corp., Class B	6,800	132,532
DIRECTV Group, Inc. (a)	21,800	564,838
DISH Network Corp., Class A (a)	3,400	99,552
Dreamworks Animation SKG, Inc., Class A (a)	1,700	50,677
Idearc, Inc.	3,300	7,755
McGraw-Hill Companies, Inc.	4,400	176,528
New York Times Co., Class A	1,600	24,624
News Corp., Class A	900	13,536
Time Warner, Inc.	16,600	245,680
Viacom, Inc., Class B (a)	20,500	626,070
Walt Disney Co.	11,100	346,320
Media Total		2,288,112
Multiline Retail – 0.1%
Dollar Tree Stores, Inc. (a)	900	29,421
Macy’s, Inc.	3,600	69,912
Multiline Retail Total		99,333

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – 1.3%
Abercrombie & Fitch Co., Class A	600	37,608
Autozone, Inc. (a)	1,100	133,111
Best Buy Co., Inc.	7,400	293,040
GameStop Corp., Class A (a)	800	32,320
Gap, Inc.	18,400	306,728
Home Depot, Inc.	23,700	555,054
RadioShack Corp.	1,800	22,086
Sherwin-Williams Co.	600	27,558
TJX Companies, Inc.	4,200	132,174
Specialty Retail Total		1,539,679
CONSUMER DISCRETIONARY TOTAL		6,611,087
CONSUMER STAPLES – 6.3%
Beverages – 1.4%
Coca-Cola Co.	13,500	701,730
Coca-Cola Enterprises, Inc.	2,500	43,250
Hansen Natural Corp. (a)	2,700	77,814
Pepsi Bottling Group, Inc.	1,800	50,256
PepsiCo, Inc.	12,400	788,516
Beverages Total		1,661,566
Food & Staples Retailing – 1.7%
Costco Wholesale Corp.	400	28,056
CVS Caremark Corp.	11,700	462,969
Kroger Co.	15,500	447,485
Safeway, Inc.	1,000	28,550
SUPERVALU, Inc.	4,600	142,094
Sysco Corp.	12,800	352,128
Wal-Mart Stores, Inc.	10,300	578,860
Walgreen Co.	800	26,008
Food & Staples Retailing Total		2,066,150
Food Products – 0.2%
Dean Foods Co. (a)	2,900	56,898
H.J. Heinz Co.	1,600	76,560
Kellogg Co.	2,500	120,050
Food Products Total		253,508
Household Products – 1.2%
Colgate-Palmolive Co.	1,200	82,920
Kimberly-Clark Corp.	2,700	161,406
Procter & Gamble Co.	19,200	1,167,552
Household Products Total		1,411,878

2

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Personal Products – 0.3%
Herbalife Ltd.	9,700	375,875
Personal Products Total		375,875
Tobacco – 1.5%
Altria Group, Inc.	31,700	651,752
Philip Morris International, Inc.	17,000	839,630
Reynolds American, Inc.	7,300	340,691
Tobacco Total		1,832,073
CONSUMER STAPLES TOTAL		7,601,050
ENERGY – 9.5%
Energy Equipment & Services – 1.7%
Diamond Offshore Drilling, Inc.	800	111,312
ENSCO International, Inc.	3,600	290,664
FMC Technologies, Inc. (a)	1,100	84,623
Halliburton Co.	9,900	525,393
National-Oilwell Varco, Inc. (a)	3,400	301,648
Patterson-UTI Energy, Inc.	9,200	331,568
Schlumberger Ltd.	3,900	418,977
Energy Equipment & Services Total		2,064,185
Oil, Gas & Consumable Fuels – 7.8%
Anadarko Petroleum Corp.	2,300	172,132
Apache Corp.	2,200	305,800
Chevron Corp.	15,200	1,506,776
Cimarex Energy Co.	100	6,967
ConocoPhillips	13,300	1,255,387
Devon Energy Corp.	1,700	204,272
EOG Resources, Inc.	1,900	249,280
Exxon Mobil Corp.	37,400	3,296,062
Frontier Oil Corp.	14,500	346,695
Hess Corp.	2,600	328,094
Holly Corp.	3,400	125,528
Marathon Oil Corp.	8,000	414,960
Murphy Oil Corp.	1,200	117,660
Noble Energy, Inc.	600	60,336
Occidental Petroleum Corp.	6,000	539,160
Sunoco, Inc.	4,700	191,243
Valero Energy Corp.	10,200	420,036
Oil, Gas & Consumable Fuels Total		9,540,388
ENERGY TOTAL		11,604,573

3

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – 9.0%
Capital Markets – 1.9%
Ameriprise Financial, Inc.	1,200	48,804
Charles Schwab Corp.	15,200	312,208
Franklin Resources, Inc.	900	82,485
GLG Partners, Inc.	7,100	55,380
Goldman Sachs Group, Inc.	5,100	891,990
Janus Capital Group, Inc.	3,700	97,939
Legg Mason, Inc.	100	4,357
Lehman Brothers Holdings, Inc.	3,800	75,278
Merrill Lynch & Co., Inc.	6,100	193,431
MF Global Ltd. (a)	200	1,262
Morgan Stanley	14,600	526,622
Northern Trust Corp.	700	47,999
State Street Corp.	600	38,394
Capital Markets Total		2,376,149
Commercial Banks – 1.5%
BB&T Corp.	6,300	143,451
Comerica, Inc.	5,200	133,276
Fifth Third Bancorp	8,300	84,494
Regions Financial Corp.	2,500	27,275
SunTrust Banks, Inc.	4,800	173,856
U.S. Bancorp	14,400	401,616
Wachovia Corp.	21,200	329,236
Wells Fargo & Co.	23,900	567,625
Commercial Banks Total		1,860,829
Consumer Finance – 0.3%
American Express Co.	7,600	286,292
Capital One Financial Corp.	1,100	41,811
Consumer Finance Total		328,103
Diversified Financial Services – 1.2%
Citigroup, Inc.	22,600	378,776
JPMorgan Chase & Co.	26,200	898,922
Leucadia National Corp.	4,200	197,148
Diversified Financial Services Total		1,474,846

4

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – 3.5%
ACE Ltd.	1,400	77,126
AFLAC, Inc.	5,000	314,000
Allied World Assurance Holdings Ltd.	6,200	245,644
Allstate Corp.	8,900	405,751
American Financial Group, Inc.	3,600	96,300
American International Group, Inc.	12,900	341,334
Arch Capital Group Ltd. (a)	4,000	265,280
Assurant, Inc.	1,100	72,556
Axis Capital Holdings Ltd.	8,200	244,442
Chubb Corp.	4,700	230,347
CNA Financial Corp.	1,200	30,180
Endurance Specialty Holdings Ltd.	5,200	160,108
Everest Re Group Ltd.	2,200	175,362
Hartford Financial Services Group, Inc.	2,300	148,511
Loews Corp.	2,900	136,010
MetLife, Inc.	2,700	142,479
PartnerRe Ltd.	1,500	103,695
Principal Financial Group, Inc.	500	20,985
Progressive Corp.	2,500	46,800
Prudential Financial, Inc.	5,700	340,518
RenaissanceRe Holdings Ltd.	3,200	142,944
Travelers Companies, Inc.	6,400	277,760
Unum Group	2,900	59,305
White Mountains Insurance Group Ltd.	400	171,600
XL Capital Ltd., Class A	100	2,056
Insurance Total		4,251,093
Real Estate Investment Trusts (REITs) – 0.4%
Annaly Capital Management, Inc.	12,000	186,120
Equity Residential Property Trust	2,000	76,540
Host Hotels & Resorts, Inc.	1,800	24,570
ProLogis	3,100	168,485
Public Storage	300	24,237
Real Estate Investment Trusts (REITs) Total		479,952
Real Estate Management & Development – 0.1%
Jones Lang LaSalle, Inc.	2,400	144,456
Real Estate Management & Development Total		144,456
Thrifts & Mortgage Finance – 0.1%
Fannie Mae	4,200	81,942
Freddie Mac	200	3,280
Thrifts & Mortgage Finance Total		85,222
FINANCIALS TOTAL		11,000,650

5

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – 7.2%
Biotechnology – 1.8%
Amgen, Inc. (a)	9,900	466,884
Biogen Idec, Inc. (a)	8,600	480,654
Cephalon, Inc. (a)	5,100	340,119
Genentech, Inc. (a)	2,800	212,520
Gilead Sciences, Inc. (a)	12,400	656,580
Biotechnology Total		2,156,757
Health Care Equipment & Supplies – 1.2%
Baxter International, Inc.	2,300	147,062
Boston Scientific Corp. (a)	2,100	25,809
Kinetic Concepts, Inc. (a)	5,500	219,505
Medtronic, Inc.	12,900	667,575
St. Jude Medical, Inc. (a)	4,900	200,312
Varian Medical Systems, Inc. (a)	600	31,110
Zimmer Holdings, Inc. (a)	2,900	197,345
Health Care Equipment & Supplies Total		1,488,718
Health Care Providers & Services – 1.4%
Aetna, Inc.	7,700	312,081
AmerisourceBergen Corp.	4,600	183,954
Cardinal Health, Inc.	2,200	113,476
Coventry Health Care, Inc. (a)	500	15,210
Express Scripts, Inc. (a)	2,700	169,344
Health Net, Inc. (a)	9,100	218,946
Lincare Holdings, Inc. (a)	5,400	153,360
McKesson Corp.	400	22,364
Medco Health Solutions, Inc. (a)	600	28,320
UnitedHealth Group, Inc.	6,100	160,125
WellCare Health Plans, Inc. (a)	200	7,230
WellPoint, Inc. (a)	6,100	290,726
Health Care Providers & Services Total		1,675,136
Life Sciences Tools & Services – 0.5%
Applied Biosystems, Inc.	7,600	254,448
Invitrogen Corp. (a)	300	11,778
Thermo Fisher Scientific, Inc. (a)	6,500	362,245
Life Sciences Tools & Services Total		628,471

6

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – 2.3%
Forest Laboratories, Inc. (a)	11,900	413,406
Johnson & Johnson	14,900	958,666
King Pharmaceuticals, Inc. (a)	1,400	14,658
Merck & Co., Inc.	9,900	373,131
Pfizer, Inc.	48,900	854,283
Warner Chilcott Ltd. (a)	10,700	181,365
Pharmaceuticals Total		2,795,509
HEALTH CARE TOTAL		8,744,591
INDUSTRIALS – 7.1%
Aerospace & Defense – 2.2%
Boeing Co.	5,800	381,176
General Dynamics Corp.	800	67,360
Honeywell International, Inc.	5,400	271,512
L-3 Communications Holdings, Inc.	400	36,348
Lockheed Martin Corp.	4,900	483,434
Northrop Grumman Corp.	7,000	468,300
Precision Castparts Corp.	1,300	125,281
Raytheon Co.	10,200	574,056
United Technologies Corp.	4,100	252,970
Aerospace & Defense Total		2,660,437
Air Freight & Logistics – 0.6%
C.H. Robinson Worldwide, Inc.	700	38,388
FedEx Corp.	2,000	157,580
United Parcel Service, Inc., Class B	8,500	522,495
Air Freight & Logistics Total		718,463
Commercial Services & Supplies – 0.4%
Dun & Bradstreet Corp.	1,000	87,640
HNI Corp.	100	1,766
Manpower, Inc.	4,600	267,904
R.R. Donnelley & Sons Co.	1,600	47,504
Republic Services, Inc.	4,100	121,770
Robert Half International, Inc.	900	21,573
Steelcase, Inc., Class A	2,200	22,066
Commercial Services & Supplies Total		570,223
Construction & Engineering – 0.5%
Fluor Corp.	900	167,472
Foster Wheeler Ltd. (a)	600	43,890
Shaw Group, Inc. (a)	6,400	395,456
Construction & Engineering Total		606,818

7

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Electrical Equipment – 0.5%
Emerson Electric Co.	2,800	138,460
Rockwell Automation, Inc.	8,800	384,824
Roper Industries, Inc.	1,700	111,996
Electrical Equipment Total		635,280
Industrial Conglomerates – 1.7%
3M Co.	6,600	459,294
General Electric Co.	29,000	774,010
McDermott International, Inc. (a)	3,400	210,426
Tyco International Ltd.	15,200	608,608
Industrial Conglomerates Total		2,052,338
Machinery – 1.2%
AGCO Corp. (a)	2,200	115,302
Caterpillar, Inc.	4,100	302,662
Cummins, Inc.	2,500	163,800
Dover Corp.	1,000	48,370
Graco, Inc.	800	30,456
Illinois Tool Works, Inc.	3,700	175,787
Ingersoll-Rand Co., Ltd., Class A	9,600	359,328
Oshkosh Corp.	11,200	231,728
Terex Corp. (a)	100	5,137
Machinery Total		1,432,570
Road & Rail – 0.0%
Landstar System, Inc.	100	5,522
Road & Rail Total		5,522
INDUSTRIALS TOTAL		8,681,651
INFORMATION TECHNOLOGY – 10.2%
Communications Equipment – 1.0%
Cisco Systems, Inc. (a)	38,400	893,184
Harris Corp.	200	10,098
Juniper Networks, Inc. (a)	2,400	53,232
QUALCOMM, Inc.	5,500	244,035
Communications Equipment Total		1,200,549
Computers & Peripherals – 2.5%
Apple, Inc. (a)	2,700	452,088
Hewlett-Packard Co.	18,500	817,885
International Business Machines Corp.	8,400	995,652
Seagate Technology	29,900	571,987
Sun Microsystems, Inc. (a)	20,600	224,128
Computers & Peripherals Total		3,061,740

8

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Internet Software & Services – 0.7%
eBay, Inc. (a)	14,700	401,751
Google, Inc., Class A (a)	700	368,494
Yahoo!, Inc. (a)	1,800	37,188
Internet Software & Services Total		807,433
IT Services – 0.3%
Accenture Ltd., Class A	4,100	166,952
Western Union Co.	10,200	252,144
IT Services Total		419,096
Semiconductors & Semiconductor Equipment – 3.1%
Analog Devices, Inc.	700	22,239
Applied Materials, Inc.	26,700	509,703
Intel Corp.	36,000	773,280
Lam Research Corp. (a)	10,300	372,345
Linear Technology Corp.	7,700	250,789
MEMC Electronic Materials, Inc. (a)	9,200	566,168
National Semiconductor Corp.	2,100	43,134
NVIDIA Corp. (a)	14,700	275,184
Texas Instruments, Inc.	24,800	698,368
Varian Semiconductor Equipment Associates, Inc. (a)	5,800	201,956
Semiconductors & Semiconductor Equipment Total		3,713,166
Software – 2.6%
Adobe Systems, Inc. (a)	400	15,756
Autodesk, Inc. (a)	2,200	74,382
BMC Software, Inc. (a)	700	25,200
CA, Inc.	136	3,140
Compuware Corp. (a)	1,200	11,448
Microsoft Corp.	69,100	1,900,941
Oracle Corp. (a)	40,600	852,600
Symantec Corp. (a)	16,700	323,145
Software Total		3,206,612
INFORMATION TECHNOLOGY TOTAL		12,408,596
MATERIALS – 2.7%
Chemicals – 0.9%
Celanese Corp., Series A	6,700	305,922
Dow Chemical Co.	4,100	143,131
E.I. Du Pont de Nemours & Co.	1,900	81,491
Monsanto Co.	2,700	341,388
Mosaic Co.	1,500	217,050
Chemicals Total		1,088,982

9

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Containers & Packaging – 0.1%
Owens-Illinois, Inc. (a)	2,300	95,887
Containers & Packaging Total		95,887
Metals & Mining – 1.4%
AK Steel Holding Corp.	200	13,800
Alcoa, Inc.	2,700	96,174
Allegheny Technologies, Inc.	2,500	148,200
Freeport-McMoRan Copper & Gold, Inc.	3,200	375,008
Nucor Corp.	4,700	350,949
Reliance Steel & Aluminum Co.	4,300	331,487
Southern Copper Corp.	4,000	426,520
Metals & Mining Total		1,742,138
Paper & Forest Products – 0.3%
International Paper Co.	14,400	335,520
Paper & Forest Products Total		335,520
MATERIALS TOTAL		3,262,527
TELECOMMUNICATION SERVICES – 2.1%
Diversified Telecommunication Services – 1.5%
AT&T, Inc.	30,000	1,010,700
Embarq Corp.	1,500	70,905
Verizon Communications, Inc.	20,800	736,320
Diversified Telecommunication Services Total		1,817,925
Wireless Telecommunication Services – 0.6%
Sprint Nextel Corp.	50,100	475,950
Telephone & Data Systems, Inc.	5,900	278,893
Wireless Telecommunication Services Total		754,843
TELECOMMUNICATION SERVICES TOTAL		2,572,768
UTILITIES – 2.7%
Electric Utilities – 1.3%
American Electric Power Co., Inc.	900	36,207
Duke Energy Corp.	7,000	121,660
Edison International	4,000	205,520
Exelon Corp.	3,200	287,872
FirstEnergy Corp.	7,500	617,475
FPL Group, Inc.	2,900	190,182
Pepco Holdings, Inc.	5,500	141,075
Electric Utilities Total		1,599,991
Gas Utilities – 0.3%
Energen Corp.	2,800	218,484
ONEOK, Inc.	2,100	102,543
Gas Utilities Total		321,027

10

		Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Independent Power Producers & Energy Traders – 0.5%
	Constellation Energy Group, Inc.	5,600	459,760
	Mirant Corp. (a)	3,000	117,450
	NRG Energy, Inc. (a)	400	17,160
Independent Power Producers & Energy Traders Total			594,370
Multi-Utilities – 0.6%
	CenterPoint Energy, Inc.	12,200	195,810
	Consolidated Edison, Inc.	600	23,454
	Integrys Energy Group, Inc.	1,100	55,913
	NiSource, Inc.	8,000	143,360
	PG&E Corp.	2,300	91,287
	Public Service Enterprise Group, Inc.	4,200	192,906
Multi-Utilities Total			702,730
UTILITIES TOTAL			3,218,118

	Total Common Stocks (cost of $67,642,743)		75,705,611

		Par ($)
Mortgage-Backed Securities – 12.9%
Federal Home Loan Mortgage Corp.
	5.000% 07/01/20	227,687	226,017
	5.000% 09/01/20	1,110,965	1,102,817
	5.000% 06/01/37	951,051	912,136
	5.500% 01/01/21	165,986	167,725
	5.500% 07/01/21	132,024	132,995
	6.500% 07/01/29	117,320	122,231
	6.500% 11/01/32	245,566	255,231
	6.500% 08/01/36	416,022	429,405
	8.000% 09/01/25	36,304	39,336
Federal National Mortgage Association
	5.000% 10/01/20	325,116	323,081
	5.000% 05/01/37	1,084,710	1,042,020
	5.000% 04/01/38	1,062,603	1,019,455
	5.500% 04/01/36	159,187	157,194
	5.500% 11/01/36	368,680	364,065
	5.500% 05/01/37	855,136	843,982
	5.500% 06/01/37	2,296,670	2,266,712
	6.000% 02/01/36	672,443	679,364
	6.000% 04/01/36	178,081	179,914

11

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	6.000% 06/01/36	347,561	351,138
	6.000% 10/01/36	1,350,405	1,364,305
	6.000% 11/01/36	487,591	492,609
	6.000% 03/01/37	664,447	671,145
	6.000% 10/01/37	961,967	971,664
	6.500% 09/01/34	12,413	12,828
	6.500% 10/01/36	281,979	290,697
	6.500% 01/01/37	6,814	7,025
	6.500% 02/01/37	622,107	641,209
	6.500% 10/01/37	477,583	492,247
	7.199% 08/01/36(b)	26,385	26,698
	7.500% 10/01/11	23,088	24,077
	8.500% 08/01/11	20,853	21,734
	10.000% 09/01/18	44,436	50,281
Government National Mortgage Association
	7.500% 12/15/23	21,317	22,935

	Total Mortgage-Backed Securities (cost of $15,631,155)		15,704,272
Corporate Fixed-Income Bonds & Notes – 8.4%
BASIC MATERIALS – 0.2%
Chemicals – 0.1%
Dow Chemical Co.
	5.700% 05/15/18	75,000	72,630
Chemicals Total			72,630
Iron/Steel – 0.1%
Nucor Corp.
	5.850% 06/01/18	165,000	166,721
Iron/Steel Total			166,721
BASIC MATERIALS TOTAL			239,351
COMMUNICATIONS – 1.3%
Media – 0.5%
Comcast Cable Holdings LLC
	9.875% 06/15/22	51,000	62,166
Comcast Corp.
	7.050% 03/15/33	100,000	101,597
News America, Inc.
	6.550% 03/15/33	200,000	195,667
Time Warner Cable, Inc.
	7.300% 07/01/38	150,000	149,078

12

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Viacom, Inc.	6.125% 10/05/17	60,000	57,530
Media Total			566,038
Telecommunication Services – 0.8%
AT&T, Inc.
	5.100% 09/15/14	125,000	122,534
British Telecommunications PLC
	5.150% 01/15/13	125,000	121,867
Cisco Systems, Inc.
	5.250% 02/22/11	150,000	154,438
New Cingular Wireless Services, Inc.
	8.750% 03/01/31	162,000	192,226
Telefonica Emisones SAU
	5.984% 06/20/11	200,000	202,958
Vodafone Group PLC
	5.000% 12/16/13	200,000	194,093
Telecommunication Services Total			988,116
COMMUNICATIONS TOTAL			1,554,154
CONSUMER CYCLICAL – 0.3%
Lodging – 0.1%
Marriott International, Inc.
	5.625% 02/15/13	125,000	117,594
Lodging Total			117,594
Retail – 0.2%
CVS Caremark Corp.
	5.750% 06/01/17	150,000	147,532
Wal-Mart Stores, Inc.
	5.800% 02/15/18	150,000	155,309
Retail Total			302,841
CONSUMER CYCLICAL TOTAL			420,435
CONSUMER NON-CYCLICAL – 0.6%
Beverages – 0.1%
Diageo Capital PLC
	5.750% 10/23/17	150,000	148,048
Beverages Total			148,048
Food – 0.3%
ConAgra Foods, Inc.
	6.750% 09/15/11	145,000	150,987
Kraft Foods, Inc.
	6.500% 08/11/17	150,000	150,191
Food Total			301,178

13

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Household Products/Wares – 0.1%
Fortune Brands, Inc.
	5.375% 01/15/16	160,000	149,836
Household Products/Wares Total			149,836
Pharmaceuticals – 0.1%
Wyeth
	5.500% 02/01/14	165,000	166,334
Pharmaceuticals Total			166,334
CONSUMER NON-CYCLICAL TOTAL			765,396
ENERGY – 0.8%
Oil & Gas – 0.5%
Canadian Natural Resources Ltd.
	5.700% 05/15/17	125,000	122,457
Nexen, Inc.
	5.875% 03/10/35	150,000	133,964
Talisman Energy, Inc.
	6.250% 02/01/38	185,000	170,055
Valero Energy Corp.
	6.875% 04/15/12	175,000	181,657
Oil & Gas Total			608,133
Oil & Gas Services – 0.1%
Weatherford International Ltd.
	5.150% 03/15/13	100,000	99,417
Oil & Gas Services Total			99,417
Pipelines – 0.2%
Plains All American Pipeline LP/ PAA Finance Corp.
	6.650% 01/15/37	140,000	130,562
TransCanada Pipelines Ltd.
	6.350% 05/15/67(b)	185,000	159,742
Pipelines Total			290,304
ENERGY TOTAL			997,854
FINANCIALS – 3.6%
Banks – 1.4%
Citigroup, Inc.
	5.000% 09/15/14	190,000	175,971
Credit Suisse/New York NY
	6.000% 02/15/18	175,000	168,511
Deutsche Bank AG
	4.875% 05/20/13	150,000	147,556

14

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Banks – (continued)
JPMorgan Chase & Co.
	6.000% 01/15/18	165,000	160,733
National City Bank
	4.625% 05/01/13	186,000	148,295
PNC Funding Corp.
	5.625% 02/01/17	185,000	172,514
SunTrust Preferred Capital I
	5.853% 12/15/11(b)	165,000	120,038
USB Capital IX
	6.189% 04/15/49(b)	285,000	216,600
Wachovia Corp.
	4.875% 02/15/14	250,000	228,339
Wells Fargo & Co.
	5.125% 09/01/12	125,000	124,552
Banks Total			1,663,109
Diversified Financial Services – 1.6%
AGFC Capital Trust I
	6.000% 01/15/67(b)(c)	210,000	166,641
American Express Credit Corp.
	5.875% 05/02/13	175,000	173,981
Capital One Financial Corp.
	5.500% 06/01/15	250,000	224,790
Caterpillar Financial Services Corp.
	5.450% 04/15/18	150,000	148,705
General Electric Capital Corp.
	5.000% 01/08/16	225,000	217,040
Goldman Sachs Group, Inc.
	6.345% 02/15/34	200,000	169,546
HSBC Finance Corp.
	5.000% 06/30/15	200,000	189,045
Lehman Brothers Holdings, Inc.
	5.750% 07/18/11	200,000	193,101
MassMutual Global Funding II
	2.550% 07/15/08(c)	70,000	69,996
Merrill Lynch & Co., Inc.
	6.050% 08/15/12	200,000	195,743
Morgan Stanley
	4.750% 04/01/14	225,000	205,027
Diversified Financial Services Total			1,953,615

15

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Insurance – 0.4%
Chubb Corp.
	5.750% 05/15/18	50,000	48,460
Principal Life Income Funding Trusts
	5.300% 04/24/13	110,000	110,001
Prudential Financial, Inc.
	6.000% 12/01/17	125,000	123,621
UnitedHealth Group, Inc.
	5.250% 03/15/11	165,000	164,236
Insurance Total			446,318
Real Estate – 0.0%
ERP Operating LP
	5.200% 04/01/13	16,000	15,253
Real Estate Total			15,253
Real Estate Investment Trusts (REITs) – 0.2%
Health Care Property Investors, Inc.
	6.450% 06/25/12	58,000	55,589
Simon Property Group LP
	5.750% 12/01/15	200,000	194,104
Real Estate Investment Trusts (REITs) Total			249,693
FINANCIALS TOTAL			4,327,988
INDUSTRIALS – 0.4%
Aerospace & Defense – 0.1%
United Technologies Corp.
	5.375% 12/15/17	120,000	119,905
Aerospace & Defense Total			119,905
Transportation – 0.3%
Burlington Northern Santa Fe Corp.
	6.200% 08/15/36	140,000	134,074
Union Pacific Corp.
	3.875% 02/15/09	125,000	124,794
United Parcel Service, Inc.
	4.500% 01/15/13	100,000	100,202
Transportation Total			359,070
INDUSTRIALS TOTAL			478,975

16

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
TECHNOLOGY – 0.1%
Software – 0.1%
Oracle Corp.	6.500% 04/15/38	150,000	150,372
Software Total			150,372
TECHNOLOGY TOTAL			150,372
UTILITIES – 1.1%
Electric – 0.8%
Consolidated Edison Co. of New York, Inc.
	5.850% 04/01/18	150,000	150,559
Commonwealth Edison Co.
	5.950% 08/15/16	125,000	124,371
Indiana Michigan Power Co.
	5.650% 12/01/15	200,000	192,634
NY State Electric & Gas Corp.
	5.750% 05/01/23	18,000	16,199
Pacific Gas & Electric Co.
	5.800% 03/01/37	150,000	139,849
Progress Energy, Inc.
	7.750% 03/01/31	125,000	142,843
Public Service Electric & Gas Co.
	4.000% 11/01/08	57,000	57,001
Southern California Edison Co.
	5.000% 01/15/14	175,000	174,345
Electric Total			997,801
Gas – 0.3%
Atmos Energy Corp.
	6.350% 06/15/17	160,000	158,085
Sempra Energy
	4.750% 05/15/09	150,000	150,536
Gas Total			308,621
UTILITIES TOTAL			1,306,422

	Total Corporate Fixed-Income Bonds & Notes (cost of $10,696,048)		10,240,947
Collateralized Mortgage Obligations – 6.4%
AGENCY – 1.8%
Federal Home Loan Mortgage Corp.
	4.500% 03/15/21	1,500,000	1,495,043
Federal National Mortgage Association
	5.500% 08/25/17	278,916	284,113
	6.000% 04/25/17	254,503	264,388
	7.000% 01/25/21	21,023	22,138

17

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
AGENCY – (continued)
Vendee Mortgage Trust
	I.O.:
	0.305% 03/15/29(b)	7,367,854	72,776
	0.441% 03/15/28(b)	5,157,837	69,319
AGENCY TOTAL			2,207,777
NON - AGENCY – 4.6%
Bear Stearns Adjustable Rate Mortgage Trust
	5.487% 02/25/47(b)	929,823	856,793
Countrywide Alternative Loan Trust
	5.250% 03/25/35	786,385	725,573
	5.250% 08/25/35	135,563	128,997
	5.500% 10/25/35	1,214,101	1,162,388
Lehman Mortgage Trust
	6.500% 01/25/38	501,388	491,839
WaMu Mortgage Pass-Through Certificates
	5.714% 02/25/37(b)	972,230	904,170
Washington Mutual Alternative Mortgage Pass-Through Certificates
	5.500% 10/25/35	1,050,199	1,024,204
Wells Fargo Alternative Loan Trust
	5.500% 02/25/35	274,325	255,647
NON - AGENCY TOTAL			5,549,611

	Total Collateralized Mortgage Obligations (cost of $7,998,158)		7,757,388
Government & Agency Obligations – 4.8%
FOREIGN GOVERNMENT OBLIGATIONS – 0.6%
Province of Ontario
	2.750% 02/22/11	150,000	146,743
Province of Quebec
	5.000% 07/17/09	325,000	330,719

18

		Par ($)	Value ($)
Government & Agency Obligations – (continued)
FOREIGN GOVERNMENT OBLIGATIONS – (continued)
United Mexican States	7.500% 04/08/33	191,000	220,128
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			697,590
U.S. GOVERNMENT AGENCIES – 1.2%
Federal Home Loan Bank
	5.500% 08/13/14	25,000	26,559
Federal Home Loan Mortgage Corp.
	5.500% 08/23/17	450,000	475,886
Federal National Mortgage Association
	5.250% 08/01/12	875,000	885,521
	5.375% 08/15/09(d)	40,000	41,094
U.S. GOVERNMENT AGENCIES TOTAL			1,429,060
U.S. GOVERNMENT OBLIGATIONS – 3.0%
U.S. Treasury Bonds
	4.875% 05/31/11	555,000	585,698
	5.375% 02/15/31	2,071,000	2,301,076
U.S. Treasury Inflation Indexed Bond
	3.500% 01/15/11	524,471	570,936
U.S. Treasury Notes
	3.875% 02/15/13	270,000	276,750
U.S. GOVERNMENT OBLIGATIONS TOTAL			3,734,460

	Total Government & Agency Obligations (cost of $5,715,866)		5,861,110
Commercial Mortgage-Backed Securities – 4.1%
Bear Stearns Commercial Mortgage Securities
	5.449% 12/11/40(b)	1,430,000	1,362,841
	5.631% 04/12/38(b)	400,000	369,289
JPMorgan Chase Commercial Mortgage Securities Corp.
	5.447% 06/12/47	287,000	266,451
	5.525% 04/15/43(b)	828,000	762,180
LB-UBS Commercial Mortgage Trust
	5.084% 02/15/31	1,200,000	1,188,956
Merrill Lynch Mortgage Investors, Inc.
I.O.,
	0.917% 12/15/30(b)	3,734,672	39,781
Merrill Lynch Mortgage Trust
	5.416% 11/12/37(b)	790,000	750,340

19

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities – (continued)
Morgan Stanley Capital I	5.370% 12/15/43	226,000	203,150

	Total Commercial Mortgage-Backed Securities (cost of $5,257,829)		4,942,988
Asset-Backed Securities – 1.0%
Citicorp Residential Mortgage Securities, Inc.
	6.080% 06/25/37	290,000	285,876
First Plus Home Loan Trust
	7.720% 05/10/24	8,202	8,143
Ford Credit Auto Owner Trust
	5.470% 06/15/12	392,000	397,413
USAA Auto Owner Trust
	4.500% 10/15/13	543,000	537,638

	Total Asset-Backed Securities (cost of $1,239,851)		1,229,070
Short-Term Obligation – 0.2%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/08, due on 07/01/08, at 2.200%, collateralized by a U.S. Government Agency Obligation maturing 08/23/17, market value of $306,019 (repurchase proceeds $297,018)	297,000	297,000

	Total Short-Term Obligation (cost of $297,000)		297,000

20

Total Investments – 100.0% (cost of $114,478,650)(e)(f)	$121,738,386

Other Assets & Liabilities, Net – 0.0%	8,263

Net Assets – 100.0%	$121,746,649

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

21

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued.  SFAS 157 is effective for the Fund’s current fiscal period.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and other)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 – Quoted Prices	$79,440,071	$15,349
Level 2 – Other Significant Observable Inputs	42,298,315	—
Level 3 – Significant Unobservable Inputs	—
Total	$121,738,386	$15,349

*	Other financial instruments consist of futures contracts which are not included in the investment portfolio.

(a)	Non-income producing security.
(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2008.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities, which are not illiquid, amounted to $236,637, which represents 0.2% of net assets.

(d)	The security or a portion of the security is pledged as collateral for open futures contracts. At June 30, 2008, the total market value of securities pledged amounted to $25,684.
(e)	Cost for federal income tax purposes is $114,478,650.
(f)	Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$16,478,889	$(9,219,153)	$7,259,736

At June 30, 2008, the Fund held the following open long futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
2-Year U.S. Treasury Notes	8	$1,689,625	$1,674,276	Sept.-2008	$15,349

Acronym	Name

I.O.	Interest Only

22

INVESTMENT PORTFOLIO
June 30, 2008 (Unaudited)	Columbia California Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 91.0%
EDUCATION – 3.6%
Education – 3.6%
CA Education Facilities Authority
	Pitzer College,
	Series 2005 A,:
	5.000% 04/01/25	1,270,000	1,274,953
	5.000% 10/01/25	1,250,000	1,252,162
CA Public Works Board
	Series 2005 C,
	5.000% 04/01/16	1,000,000	1,062,130
	Series 2005 D,
	5.000% 05/01/15	1,000,000	1,070,980
CA University
	Series 2003 A,
	Insured: FGIC
	5.000% 11/01/12	1,325,000	1,390,813
	Series 2005 A,
	Insured: AMBAC
	5.000% 11/01/12	1,000,000	1,057,460
PR University of Puerto Rico
	Series 2006 Q,
	5.000% 06/01/12	1,000,000	1,014,050
Education Total			8,122,548
EDUCATION TOTAL			8,122,548
HEALTH CARE – 7.1%
Continuing Care Retirement – 0.4%
CA Health Facilities Financing Authority
	Nevada Methodist Homes,
	Series 2006,
	5.000% 07/01/26	1,000,000	991,800
Continuing Care Retirement Total			991,800
Hospitals – 6.7%
CA Loma Linda Hospital
	Loma Linda University Medical Center,
	Series 2005 A,
	5.000% 12/01/22	1,000,000	967,040
CA Loma Linda
	Loma Linda University Medical Center,
	Series 2005,:
	5.000% 12/01/16	2,000,000	2,012,240
	5.000% 12/01/18	2,000,000	1,983,900
CA Municipal Finance Authority
	Community Hospitals of Central California,
	Series 2013,
	5.000% 02/01/13	1,150,000	1,155,566

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
CA Statewide Communities Development Authority
	Adventist Health System/West,
	Series 2005 A,
	5.000% 03/01/17	1,000,000	1,014,650
	John Muir Health,
	Series 2006 A,
	5.000% 08/15/17	3,000,000	3,090,690
	Kaiser Foundation Health Plan,
	Series 2004 E,
	3.875% 04/01/32(a)	5,000,000	5,038,600
Hospitals Total			15,262,686
HEALTH CARE TOTAL			16,254,486
HOUSING – 1.3%
Multi-Family – 0.9%
CA ABAG Finance Authority for Nonprofit Corps.
	Winterland San Francisco,
	Series 2000 B,
	6.250% 08/15/30(a)	2,000,000	2,001,520
Multi-Family Total			2,001,520
Single-Family – 0.4%
CA Department of Veteran Affairs
	Series 2006 A,
	4.500% 12/01/23	1,000,000	962,270
Single-Family Total			962,270
HOUSING TOTAL			2,963,790
INDUSTRIALS – 0.2%
Oil & Gas – 0.2%
CA Roseville Natural Gas Financing Authority
	Series 2007,
	5.000% 02/15/11	500,000	498,985
INDUSTRIALS TOTAL			498,985
OTHER – 8.4%
Other – 0.9%
PR Commonwealth of Puerto Rico Government Development Bank
	Series 2006 B,
	5.000% 12/01/16	2,000,000	1,986,900
Other Total			1,986,900
Refunded/Escrowed(b) – 5.9%
CA Department of Water Resources
	Series 1998 T,
	Escrowed to Maturity,
	5.500% 12/01/08	20,000	20,321

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(b) – (continued)
CA Foothill Eastern Transportation Corridor Agency
	Series 1995 A,
	Pre-refunded 01/01/10,
	7.150% 01/01/13	1,750,000	1,904,052
CA Health Facilities Finance Authority
	Cedars-Sinai Medical Center,
	Series 1999 A,
	Pre-refunded 12/01/09,
	6.125% 12/01/19	1,000,000	1,060,450
	Kaiser Permanente,
	Series 1998 A,
	Escrowed to Maturity,
	Insured: FSA
	5.250% 06/01/12	2,000,000	2,044,420
CA Indian Wells Redevelopment Agency
	Series 2003 A,
	Pre-refunded 09/01/13,
	Insured: AMBAC
	5.000% 09/01/14	1,005,000	1,087,179
CA Infrastructure & Economic Development Bank
	American Center for Wine Food Arts,
	Series 1999,
	Escrowed to Maturity,
	Insured: ACA
	5.250% 12/01/08	1,040,000	1,054,602
CA Los Altos School District
	Series 2001,
	Pre-refunded 08/01/11,
	5.000% 08/01/14	1,290,000	1,369,116
CA Lucia Mar Unified School District
	Series 2004 A,
	Pre-refunded 08/01/14,
	Insured: FGIC
	5.250% 08/01/20	1,230,000	1,355,177
CA Orange County Water District
	Series 2003 B,
	Pre-refunded 08/15/13,
	Insured: MBIA
	5.375% 08/15/17	650,000	712,933
CA Sacramento Financing Authority
	Series 2002 A,
	Pre-refunded 12/01/12,
	Insured: FSA
	5.250% 12/01/17	1,000,000	1,084,820
CA San Mateo County Transit District
	Series 1997 A,
	Escrowed to Maturity,
	Insured: MBIA
	5.000% 06/01/13	1,180,000	1,273,043
CA Statewide Communities Development Authority
	Series 1999,
	Escrowed to Maturity,
	6.000% 07/01/09	635,000	646,807
Refunded/Escrowed Total			13,612,920

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Tobacco – 1.6%
CA County Tobacco Securitization Agency
	Series 2006,
	(c) 06/01/21 (5.250% 12/01/10)	1,000,000	765,100
CA Golden State Tobacco Securitization Corp.
	Series 2005 A,
	Insured: AMBAC
	5.000% 06/01/14	1,250,000	1,311,300
	Series 2007 A-1,
	5.000% 06/01/33	1,000,000	810,790
CA Tobacco Securitization Authority of Southern California
	San Diego County Tobacco,
	Series 2006 A1,
	5.000% 06/01/37	1,000,000	783,940
Tobacco Total			3,671,130
OTHER TOTAL			19,270,950
RESOURCE RECOVERY – 0.9%
Disposal – 0.9%
CA Los Angeles Sanitation Equipment
	Series 2003,
	Insured: FSA
	5.000% 02/01/10	1,000,000	1,036,970
	Series 2005,
	Insured: FGIC
	5.000% 02/01/13	1,000,000	1,060,620
Disposal Total			2,097,590
RESOURCE RECOVERY TOTAL			2,097,590
TAX-BACKED – 46.6%
Local Appropriated – 11.3%
CA Anaheim Public Financing Authority
	Series 1997 C,
	Insured: FSA
	6.000% 09/01/11	1,000,000	1,082,540
CA County of Riverside Cerificates of Participation
	Series 2005 A,
	Insured: FGIC
	5.000% 11/01/17	1,465,000	1,542,030
CA County of San Diego Certificates of Participation
	Series 2001,
	Insured: AMBAC
	5.000% 11/01/11	1,000,000	1,053,110
	Series 2005,
	Insured: AMBAC
	5.000% 11/15/19	2,030,000	2,116,803

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
CA Culver City School Facilities Financing Authority
	Series 2005,
	5.500% 08/01/23	1,490,000	1,667,504
CA Foothill-De Anza Community College District
	Series 2005,
	Insured: FGIC:
	5.250% 08/01/18	1,000,000	1,081,300
	5.250% 08/01/21	1,000,000	1,066,790
CA Kings River Conservative District
	Series 2004,
	5.000% 05/01/14	3,135,000	3,183,906
CA Los Angeles Community Redevelopment Agency
	Series 2005,
	Insured: AMBAC
	5.000% 09/01/15	1,095,000	1,153,330
CA Los Angeles County Capital Asset Leasing Corp.
	Series 2002 B,
	Insured: AMBAC
	6.000% 12/01/12	1,000,000	1,092,390
CA Los Angeles Municipal Improvement Corp.
	Series 2002 G,
	Insured: FGIC
	5.250% 09/01/13	1,500,000	1,615,200
CA Oakland Joint Powers Financing Authority
	Series 2008 B,
	5.000% 08/01/22	2,000,000	2,063,900
CA Sacramento City Financing Authority
	Series 2006,
	Insured: AMBAC
	5.250% 12/01/22	1,000,000	1,062,490
CA San Francisco City & County Public Utilities Communication
	Series 2003 A,
	Insured: MBIA
	5.000% 10/01/13	1,000,000	1,054,340
CA San Francisco State Building Authority
	Series 2005 A,
	5.000% 12/01/12	3,000,000	3,163,470
CA Santa Clara County Financing Authority
	Series 1998 A,
	Insured: AMBAC
	4.500% 05/15/12	1,075,000	1,086,674

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
CA Vista Certificates of Participation
	Series 2007,
	Insured: MBIA
	4.750% 05/01/21	750,000	756,420
Local Appropriated Total			25,842,197
Local General Obligations – 18.2%
CA Antelope Valley Community College District
	Serier 2007,
	Insured: MBIA
	5.250% 08/01/20	500,000	530,375
CA Center Community College District
	Series 2004 A,
	Insured: MBIA
	5.250% 08/01/22	965,000	1,011,069
CA Central Valley School District Financing Authority
	Series 1998 A,
	Insured: MBIA
	6.150% 08/01/09	1,000,000	1,042,750
CA Compton Community College District
	Series 2004 A,
	Insured: MBIA
	5.250% 07/01/17	1,330,000	1,407,034
CA Desert Sands Unified School District
	Series 2006,
	Insured:AMBAC
	(d) 06/01/16	1,000,000	698,910
CA East Bay Municipal Utility District
	Series 2003 F,
	Insured: AMBAC
	5.000% 04/01/15	1,000,000	1,051,580
CA East Side Union High School District California Santa Clara County
	Series 2006,
	Insured: FSA
	5.250% 09/01/20	1,280,000	1,400,947
CA Foothill-De Anza Community College District
	Series 2002,
	Insured: FGIC
	5.000% 08/01/14	975,000	1,022,141
CA Los Angeles Community College District
	Series 2003 B,
	Insured: FSA
	5.000% 08/01/12	500,000	534,260
CA Los Angeles Unified School District
	Series 2006 G,
	Insured: AMBAC
	5.000% 07/01/20	1,000,000	1,043,530

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
CA Los Angeles
	Series 2004 A,
	Insured: MBIA
	4.000% 09/01/13	1,000,000	1,024,510
CA Los Gatos Joint Union High School District
	Series 2005,
	Insured: FSA
	5.000% 12/01/17	2,000,000	2,124,400
CA Pajaro Valley Unified School District
	Series 2005,
	Insured: FSA
	5.250% 08/01/18	1,535,000	1,644,169
CA Palomar Pomerado Health
	San Diego County,
	Series 2007 A,
	(d) 08/01/19	2,500,000	1,451,650
CA Pasadena Area Community College District
	Series 2006 C,
	Insured: AMBAC
	(d) 08/01/11	2,000,000	1,789,840
CA Rancho Santiago Community College District
	Series 2005,
	Insured: FSA
	5.250% 09/01/19	1,000,000	1,094,940
CA Rescue Unified School District
	Series 2005,
	Insured: MBIA
	(d) 09/01/26	1,100,000	418,506
CA San Bernardino Community College District
	Series 2005,
	Guarantor: PSFG
	5.000% 08/01/17	3,000,000	3,181,500
CA San Diego Community College District
	Series 2005,
	Insured: FSA
	(d) 05/01/15	1,000,000	752,660
CA San Mateo County Community College District
	Series 2006 A,
	Insured: MBIA
	(d) 09/01/15	1,000,000	738,660
CA San Mateo Foster City School Facilities Financing Authority
	Series 2005,
	Insured: FSA:
	4.000% 08/15/12	1,000,000	1,030,660
	5.500% 08/15/19	2,000,000	2,233,800

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
CA San Ramon Valley Unified School District
	Series 2004,
	Insured: FSA
	5.250% 08/01/16	1,800,000	1,944,738
CA Saugus Union School District
	Series 2006,
	Insured: FGIC
	5.250% 08/01/21	1,000,000	1,056,670
CA Simi Valley School Financing Authority
	Series 2007,
	Insured: FSA:
	5.000% 08/01/18	1,045,000	1,127,398
	5.000% 08/01/23	2,405,000	2,532,585
CA South San Francisco School District
	Series 2006,
	Insured: MBIA
	5.250% 09/15/20	1,000,000	1,089,730
CA Southwestern Community College District
	Series 2005,
	Insured: FGIC
	5.250% 08/01/17	1,230,000	1,334,895
CA Ventura County Community College District
	Series 2005 B,
	Insured: MBIA
	5.000% 08/01/18	1,000,000	1,054,830
CA West Contra Costa Unified School District
	Series 2005,
	Insured: FGIC
	(d) 08/01/17	1,000,000	635,450
CA William S. Hart Union High School District
	Series 2005 B,
	Insured: FSA
	(d) 09/01/22	2,000,000	989,300
CA Yosemite Community College District
	Series 2005 A,
	Insured: FGIC
	5.000% 08/01/16	2,505,000	2,658,306
Local General Obligations Total			41,651,793
Special Non-Property Tax – 4.4%
CA Bay Area Government Association
	Series 2006,
	Insured: FGIC
	5.000% 08/01/17	2,000,000	2,063,500

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
CA Los Angeles County Metropolitan Transportation Authority
	Series 1999 A-1,
	Insured: FSA
	5.250% 07/01/10	3,500,000	3,631,355
CA Napa County Flood Protection & Watershed Improvement Authority
	Series 2005,
	Insured: AMBAC
	4.500% 06/15/12	1,000,000	1,045,310
CA Orange County Local Transportation Authority
	Series 1992,
	Insured: AMBAC
	6.200% 02/14/11	1,150,000	1,237,090
CA Statewide Communities Development Authority
	Series 2003,
	5.000% 07/01/13	1,000,000	1,075,900
CA State
	Series 2004 A,
	Insured: FGIC
	5.250% 07/01/14	1,000,000	1,081,630
Special Non-Property Tax Total			10,134,785
Special Property Tax – 4.5%
CA Culver City Redevelopment Finance Authority
	Series 1993,
	Insured: AMBAC
	5.500% 11/01/14	2,025,000	2,088,241
CA Indian Wells Redevelopment Agency
	Series 2003 A,
	Insured: AMBAC
	5.000% 09/01/14	450,000	472,153
CA Long Beach Bond Finance Authority
	Series 2002 B,
	Insured: AMBAC
	5.500% 11/01/19	1,070,000	1,169,799
CA Oakland Redevelopment Agency
	Series 1992,
	Insured: AMBAC
	5.500% 02/01/14	3,700,000	3,908,939
	Series 2003,
	Insured: FGIC
	5.500% 09/01/12	1,500,000	1,594,230
CA Redwood City Redevelopment Agency
	Series 2003 A,
	Insured: AMBAC
	5.250% 07/15/13	1,000,000	1,065,330
Special Property Tax Total			10,298,692

9

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State Appropriated – 3.1%
CA Infrastructure & Economic Development Bank
	California Science Center,
	Series 2006 B,
	Insured: FGIC:
	5.000% 05/01/22	1,360,000	1,360,775
	5.000% 05/01/23	1,240,000	1,233,490
CA Public Works Board
	Series 2005 A,
	5.000% 06/01/15	1,200,000	1,265,568
	Series 2006 A,:
	5.000% 04/01/28	1,000,000	993,720
	Insured: FGIC
	5.000% 10/01/16	1,000,000	1,052,540
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2004 J,
	Insured: AMBAC
	5.000% 07/01/36(a)	1,255,000	1,259,054
State Appropriated Total			7,165,147
State General Obligations – 5.1%
CA State
	Series 2005,
	5.000% 06/01/11	2,000,000	2,099,520
	Series 2007,:
	4.500% 08/01/26	1,000,000	950,150
	5.000% 08/01/18	3,750,000	3,926,513
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2007,
	6.250% 07/01/23	1,000,000	1,081,270
PR Commonwealth of Puerto Rico
	Series 2002 A,
	Insured: FGIC
	5.500% 07/01/17	1,000,000	1,023,150
	Series 2004 A,
	5.250% 07/01/19	1,000,000	997,930
	Series 2007 A,
	5.500% 07/01/21	1,500,000	1,522,995
State General Obligations Total			11,601,528
TAX-BACKED TOTAL			106,694,142
TRANSPORTATION – 2.5%
Airports – 2.0%
CA Sacramento County Airport Systems
	Series 2008 A,
	5.000% 07/01/23	1,000,000	1,036,650

10

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Airports – (continued)
CA San Francisco City & County Airports Commission
	Series 2003 B,
	Insured: FGIC
	5.250% 05/01/13	2,000,000	2,102,000
	Series 2008 34-D,
	5.000% 05/01/18	500,000	527,970
CA San Jose Airport Revenue
	Series 2007,
	Insured: AMBAC
	5.000% 03/01/22	1,000,000	1,015,400
Airports Total			4,682,020
Transportation – 0.5%
CA State Department of Transportation
	Series 2004 A,
	Insured: FGIC,
	4.500% 02/01/13	1,000,000	1,037,920
Transportation Total			1,037,920
TRANSPORTATION TOTAL			5,719,940
UTILITIES – 20.4%
Independent Power Producers – 1.4%
CA Sacramento Power Authority
	Series 2005,
	Insured: AMBAC
	5.250% 07/01/15	3,000,000	3,134,790
Independent Power Producers Total			3,134,790
Joint Power Authority – 4.4%
CA Rancho Mirage Joint Powers Financing Authority
	Eisenhower Medical B
	Series 1997,
	Insured: MBIA
	4.875% 07/01/22	1,500,000	1,465,050
CA Southern California Public Power Authority
	Series 1989,
	6.750% 07/01/13	3,000,000	3,435,030
	Series 1998 A-S,
	Insured: MBIA
	5.250% 07/01/09	1,000,000	1,012,420
	Series 2005 A,
	Insured: FSA
	5.000% 01/01/18	2,000,000	2,099,500
CA Southern Public Power Authority Project
	Series 2008 A,
	5.000% 07/01/22	2,000,000	2,063,560
Joint Power Authority Total			10,075,560

11

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – 8.2%
CA Anaheim Public Financing Authority
	Series 1999,
	Insured: AMBAC
	5.000% 10/01/13	1,500,000	1,570,335
CA Department of Water Resources
	Series 2002 A,
	6.000% 05/01/13	2,375,000	2,606,800
	Series 2008,
	5.000% 05/01/17	1,000,000	1,068,700
CA Los Angeles Department of Water & Power
	Series 2001 A,
	Insured: MBIA
	5.250% 07/01/15	1,300,000	1,362,426
	Series 2007 A A-1,
	Insured:AMBAC
	5.000% 07/01/19	1,000,000	1,059,070
	Series A, Sub-Series A-1,
	Insured: MBIA
	5.000% 07/01/14	1,000,000	1,051,180
CA Modesto Irrigation District
	Series 2001 A,
	Insured: FSA
	5.250% 07/01/18	1,185,000	1,233,751
CA Riverside Electric Revenue
	Series 2008 D,
	Insured: FSA
	5.000% 10/01/23	1,000,000	1,048,180
CA Sacramento Municipal Utility District
	Series 2008 U
	Insured: FSA
	5.000% 08/15/21	2,500,000	2,654,975
	Series 2006,
	Insured: MBIA
	5.000% 07/01/15	1,000,000	1,034,910
CA Walnut Energy Center Authority
	Series 2004 A,
	Insured: AMBAC
	5.000% 01/01/16	2,055,000	2,137,077
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1997 AA,
	Insured: MBIA
	6.250% 07/01/10	2,000,000	2,112,240
Municipal Electric Total			18,939,644

12

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – 6.4%
CA Clovis Public Financing Authority
	Series 2007,
	Insured: AMBAC
	5.000% 08/01/21	1,000,000	1,025,880
CA Kern County Water Agency Improvement District No. 004
	Series 2008 A,
	Insured: Assured Guaranty Corp.
	5.000% 05/01/22	2,020,000	2,104,335
CA Metropolitan Water District
	Series 2008 B,
	5.000% 07/01/22(e)	2,500,000	2,636,900
CA Rancho Water District Financing Authority
	Series 2001 A,
	Insured: FSA
	5.500% 08/01/10	1,000,000	1,053,590
CA Sacramento County Sanitation District
	Series 2006,
	Insured: FGIC
	5.000% 12/01/17	1,000,000	1,062,740
CA Sacramento County Water Financing Authority
	Series 2007 A,
	Insured: FGIC
	5.000% 06/01/18	2,000,000	2,078,540
CA San Diego Public Facilities Financing Authority
	Series 1995,
	Insured: FGIC
	5.200% 05/15/13	1,000,000	1,000,820
	Series 2002,
	Insured: MBIA
	5.000% 08/01/11	1,000,000	1,053,730
CA State Department Water Resources Central Valley Project
	Series 2001 W,
	Insured: AMBAC
	5.500% 12/01/09	1,495,000	1,557,401
	Series 2003 Y,
	Insured: FGIC
	5.000% 12/01/10	985,000	1,047,503
CA State Department Water Resources Water Central Valley Project
	Series 2001 W,
	Insured: AMBAC
	5.500% 12/01/09	5,000	5,232
Water & Sewer Total			14,626,671
UTILITIES TOTAL			46,776,665

	Total Municipal Bonds (cost of $209,876,032)		208,399,096

13

		Shares	Value ($)
Investment Company – 6.8%
	Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 1.550%)(f)(g)	15,656,301	15,656,301

	Total Investment Company (cost of $15,656,301)		15,656,301

		Par ($)
Municipal Preferred Stocks – 0.9%
HOUSING – 0.9%
Multi-Family – 0.9%
Munimae TE Bond Subsidiary LLC
	Series 2004 A-2,
	4.900% 06/30/49(h)	2,000,000	1,942,060
Multi-Family Total			1,942,060
HOUSING TOTAL			1,942,060

	Total Municipal Preferred Stocks (cost of $2,000,000)		1,942,060

Short-Term Obligation – 1.5%
VARIABLE RATE DEMAND NOTES (i) – 1.5%
CA Department of Water Resources
	Power Supply Revenue,:
	Series 2002 B-1,
	LOC: Bank of New York,
	LOC: California State Teachers’ Retirement System
	1.450% 05/01/22	1,100,000	1,100,000
	Series 2002 B-2,
	LOC: BNP Paribas
	2.850% 05/01/22	200,000	200,000
	Series 2002 B-6,
	LOC: State Street Bank & Trust Co.
	1.600% 05/01/22	2,000,000	2,000,000
CA State
	Series 2004 A-5,
	LOC: Citibank N.A.
	LOC: California State Teachers’ Retirement System
	2.000% 05/01/34	200,000	200,000
VARIABLE RATE DEMAND NOTES TOTAL			3,500,000

	Total Short-Term Obligation (cost of $3,500,000)		3,500,000

14

Total Investments – 100.2% (cost of $231,032,333)(j)(k)	$229,497,457

Other Assets & Liabilities, Net – (0.2)%	(437,424)

Net Assets – 100.0%	$229,060,033

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued.  SFAS 157 is effective for the Fund’s current fiscal period.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

	•	Level 1 – quoted prices in active markets for identical securities
	•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and other)
	•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices	$15,656,301	$—
Level 2 – Other Significant Observable Inputs	213,841,156	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$229,497,457	$—

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2008.

15

(b)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(d)	Zero coupon bond.

(e)	Security purchased on a delayed delivery basis.

(f)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(g)	Investments in affiliates during the three month period ended June 30, 2008: Security name: Columbia Tax-Exempt Reserves. Capital Class (7 day yield of 1.550%)

Shares as of 03/31/08:	12,266,085
Shares purchased:	15,635,216
Shares sold:	(12,245,000)
Shares as of 06/30/08:	15,656,301
Net realized gain/loss:	$—
Dividend income earned:	$70,842
Value at end of period:	$15,656,301

(h)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the value of this security, which is not illiquid, represents 0.9% of net assets.

(i)

Variable rate demand notes.  These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rates change periodically and the interest rates shown reflect the rates at June 30, 2008.

(j)	Cost for federal income tax purposes is $231,032,333.

(k)	Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$1,683,506	$(3,218,382)	$(1,534,876)

	Acronym	Name

	ACA	ACA Financial Guaranty Corp.
	AMBAC	Ambac Assurance Corp.
	FGIC	Financial Guaranty Insurance Co.
	FSA	Financial Security Assurance, Inc.
	LOC	Letter of Credit
	MBIA	MBIA Insurance Corp.
	PSFG	Permanent School Fund Guarantee

16

INVESTMENT PORTFOLIO

June 30, 2008 (Unaudited)	Corporate Bond Portfolio

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 90.0%
BASIC MATERIALS – 2.0%
Chemicals – 0.7%
Lubrizol Corp.
	6.500% 10/01/34	505,000	459,104
Chemicals Total			459,104
Iron/Steel – 1.3%
Nucor Corp.
	5.000% 06/01/13(a)	560,000	563,852
	5.850% 06/01/18(a)	270,000	272,816
Iron/Steel Total			836,668
BASIC MATERIALS TOTAL			1,295,772
COMMUNICATIONS – 9.3%
Media – 7.1%
Comcast Cable Holdings LLC
	9.875% 06/15/22	192,000	234,037
Comcast Corp.
	5.700% 05/15/18	105,000	99,616
	6.300% 11/15/17	125,000	123,875
	6.950% 08/15/37	345,000	339,338
Rogers Cable, Inc.
	6.250% 06/15/13(b)	11,000	11,240
Time Warner Cable, Inc.
	6.200% 07/01/13(c)	1,625,000	1,652,409
	7.300% 07/01/38	530,000	526,741
Time Warner, Inc.
	6.875% 05/01/12	1,000,000	1,023,050
Viacom, Inc.
	5.750% 04/30/11	265,000	265,618
	6.875% 04/30/36	355,000	333,376
Media Total			4,609,300
Telecommunication Services – 2.2%
AT&T, Inc.
	5.625% 06/15/16	545,000	539,725
Deutsche Telekom International Finance BV
	8.500% 06/15/10	80,000	84,631
Telefonica Emisiones SAU
	6.221% 07/03/17	250,000	249,881
	6.421% 06/20/16	380,000	385,728

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Verizon Communications, Inc.
	6.250% 04/01/37	165,000	151,973
Telecommunication Services Total			1,411,938
COMMUNICATIONS TOTAL			6,021,238
CONSUMER CYCLICAL – 5.9%
Airlines – 0.4%
Continental Airlines, Inc.
	7.461% 04/01/15	248,535	219,953
Airlines Total			219,953
Home Builders – 0.1%
D.R. Horton, Inc.
	5.625% 09/15/14	20,000	16,200
Lennar Corp.
	6.500% 04/15/16	95,000	72,794
Home Builders Total			88,994
Lodging – 0.6%
Marriott International, Inc.
	5.625% 02/15/13(a)	385,000	362,189
Lodging Total			362,189
Retail – 4.8%
Best Buy Co., Inc.
	6.750% 07/15/13(d)	655,000	663,575
CVS Pass-Through Trust
	5.298% 01/11/27(d)	307,144	275,346
	6.036% 12/10/28(d)	536,099	497,784
Federated Retail Holdings, Inc.
	5.350% 03/15/12	70,000	65,044
Starbucks Corp.
	6.250% 08/15/17	445,000	435,904
Wal-Mart Stores, Inc.
	4.125% 02/15/11	1,080,000	1,087,389
	5.250% 09/01/35	130,000	112,946
Retail Total			3,137,988
CONSUMER CYCLICAL TOTAL			3,809,124

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – 6.2%
Beverages – 0.7%
SABMiller PLC
	6.200% 07/01/11(d)	425,000	435,931
Beverages Total			435,931
Food – 1.6%
ConAgra Foods, Inc.
	7.000% 10/01/28	690,000	710,334
Kraft Foods, Inc.
	6.500% 08/11/17	250,000	250,318
Kroger Co.
	8.000% 09/15/29	75,000	83,388
Food Total			1,044,040
Household Products/Wares – 0.6%
Clorox Co.
	5.950% 10/15/17	190,000	190,248
Fortune Brands, Inc.
	5.125% 01/15/11	240,000	238,724
Household Products/Wares Total			428,972
Pharmaceuticals – 3.3%
Abbott Laboratories
	5.600% 05/15/11	1,000,000	1,045,726
Wyeth
	5.500% 02/01/14	670,000	675,417
	5.500% 02/15/16	400,000	402,015
Pharmaceuticals Total			2,123,158
CONSUMER NON-CYCLICAL TOTAL			4,032,101
ENERGY – 16.5%
Oil & Gas – 9.3%
Canadian Natural Resources Ltd.
	6.250% 03/15/38	595,000	558,215
Gazprom International SA
	7.201% 02/01/20(d)	235,429	235,723
Hess Corp.
	7.300% 08/15/31	740,000	826,470
Marathon Oil Corp.
	6.000% 07/01/12	315,000	324,212
	6.000% 10/01/17	2,000,000	1,988,586
Nexen, Inc.
	5.875% 03/10/35	400,000	357,236
Qatar Petroleum
	5.579% 05/30/11(d)	160,008	163,569

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
Ras Laffan Liquefied Natural Gas Co., Ltd. III
	5.838% 09/30/27(d)	350,000	296,429
Talisman Energy, Inc.
	5.850% 02/01/37	475,000	409,258
Valero Energy Corp.
	6.625% 06/15/37(c)	410,000	375,908
	6.875% 04/15/12	503,000	522,136
Oil & Gas Total			6,057,742
Oil & Gas Services – 0.3%
Weatherford International Ltd.
	5.150% 03/15/13	205,000	203,806
Oil & Gas Services Total			203,806
Pipelines – 6.9%
Duke Capital LLC
	4.370% 03/01/09	418,000	416,711
Enbridge Energy Partners LP
	7.500% 04/15/38(d)	210,000	219,431
Energy Transfer Partners LP
	6.000% 07/01/13	890,000	897,998
	7.500% 07/01/38	110,000	113,207
Kinder Morgan Energy Partners LP
	6.950% 01/15/38	285,000	282,869
ONEOK Partners LP
	6.850% 10/15/37	220,000	215,000
Plains All American Pipeline LP
	6.500% 05/01/18(d)	910,000	906,606
	6.650% 01/15/37	260,000	242,472
TEPPCO Partners LP
	7.625% 02/15/12	346,000	357,977
TransCanada Pipelines Ltd.
	6.350% 05/15/67(e)	990,000	854,835
Pipelines Total			4,507,106
ENERGY TOTAL			10,768,654

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – 31.7%
Banks – 11.2%
Chinatrust Commercial Bank
	5.625% 12/29/49(d)(e)	105,000	92,069
Credit Suisse/ New York NY
	6.000% 02/15/18	1,130,000	1,088,097
Deutsche Bank AG
	4.875% 05/20/13(c)	1,665,000	1,637,874
HSBC Holdings PLC
	6.800% 06/01/38	540,000	508,530
	7.350% 11/27/32	123,000	121,341
JPMorgan Chase & Co.
	5.375% 10/01/12	335,000	336,008
Lloyds TSB Group PLC
	6.267% 12/31/49(d)(e)	270,000	215,377
M&I Marshall & Ilsley Bank
	5.300% 09/08/11	390,000	381,377
Regions Financial Corp.
	4.500% 08/08/08	295,000	295,366
	7.750% 09/15/24	87,000	88,490
Regions Financing Trust II
	6.625% 05/15/47(e)	195,000	133,283
Royal Bank of Scotland Group PLC
	6.990% 10/29/49(d)(e)	125,000	112,503
Scotland International Finance No. 2
	4.250% 05/23/13(d)	322,000	292,854
Union Planters Corp.
	4.375% 12/01/10	300,000	293,603
USB Capital IX
	6.189% 04/15/42(e)	1,135,000	862,600
Wachovia Capital Trust III
	5.800% 03/15/42(e)	770,000	523,600
Wachovia Corp.
	4.375% 06/01/10	335,000	327,498
Banks Total			7,310,470
Diversified Financial Services – 14.5%
American Express Centurion Bank
	4.375% 07/30/09	250,000	248,970
American Express Credit Corp.
	5.875% 05/02/13	480,000	477,204
Capital One Capital IV
	6.745% 02/17/37(e)	565,000	422,186

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Capital One Financial Corp.
	5.700% 09/15/11	965,000	917,856
	6.750% 09/15/17	105,000	104,037
CIT Group Funding Co. of Canada
	5.200% 06/01/15	335,000	230,743
CIT Group, Inc.
	5.850% 09/15/16	125,000	86,246
Citicorp Lease Pass-Through Trust
	8.040% 12/15/19(b)(d)	500,000	518,605
Citigroup, Inc.
	6.125% 05/15/18	105,000	100,481
Eaton Vance Corp.
	6.500% 10/02/17	1,035,000	1,044,125
Fund American Companies, Inc.
	5.875% 05/15/13	275,000	266,030
Goldman Sachs Capital II
	5.793% 12/29/49(e)	55,000	38,245
Goldman Sachs Group, Inc.
	6.250% 09/01/17	460,000	454,739
	6.750% 10/01/37	600,000	548,848
International Lease Finance Corp.
	4.750% 07/01/09	100,000	98,026
	4.875% 09/01/10	710,000	685,195
Lehman Brothers Holdings, Inc.
	6.875% 05/02/18	110,000	106,492
Merrill Lynch & Co., Inc.
	5.700% 05/02/17	260,000	228,914
	6.050% 08/15/12	85,000	83,191
	6.050% 05/16/16	300,000	276,749
	6.150% 04/25/13	905,000	877,127
	7.750% 05/14/38	125,000	117,184
Morgan Stanley
	3.875% 01/15/09	600,000	597,676
	5.750% 10/18/16	750,000	693,278
	5.950% 12/28/17	200,000	181,561
Diversified Financial Services Total			9,403,708
Insurance – 4.1%
Hartford Financial Services Group, Inc.
	6.375% 11/01/08	1,200,000	1,207,715

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Insurance – (continued)
ING Groep NV
	5.775% 12/29/49(e)	215,000	178,445
Liberty Mutual Group, Inc.
	7.500% 08/15/36(d)	710,000	620,901
New York Life Global Funding
	4.650% 05/09/13(d)	350,000	347,178
Principal Life Income Funding Trusts
	5.300% 04/24/13	310,000	310,002
Insurance Total			2,664,241
Real Estate Investment Trusts (REITs) – 1.9%
Camden Property Trust
	5.375% 12/15/13	509,000	465,817
Highwoods Properties, Inc.
	5.850% 03/15/17	130,000	112,274
Hospitality Properties Trust
	5.625% 03/15/17	350,000	284,059
Liberty Property LP
	5.500% 12/15/16	400,000	354,171
Real Estate Investment Trusts (REITs) Total			1,216,321
FINANCIALS TOTAL			20,594,740
INDUSTRIALS – 7.3%
Aerospace & Defense – 1.0%
Raytheon Co.
	5.375% 04/01/13	620,000	645,314
Aerospace & Defense Total			645,314
Machinery – 2.2%
Caterpillar Financial Services Corp.
	4.250% 02/08/13	490,000	478,860
	4.300% 06/01/10	675,000	678,933
John Deere Capital Corp.
	4.950% 12/17/12	245,000	246,083
Machinery Total			1,403,876
Miscellaneous Manufacturing – 0.8%
General Electric Co.
	5.000% 02/01/13(f)	508,000	511,657
Miscellaneous Manufacturing Total			511,657
Transportation – 3.3%
BNSF Funding Trust I
	6.613% 12/15/55(e)	325,000	293,939

7

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Transportation – (continued)
Burlington Northern Santa Fe Corp.
	6.200% 08/15/36	120,000	114,921
	7.950% 08/15/30	285,000	324,680
Union Pacific Corp.
	4.698% 01/02/24	19,911	19,093
	5.700% 08/15/18	415,000	404,974
	6.650% 01/15/11	975,000	1,017,647
Transportation Total			2,175,254
INDUSTRIALS TOTAL			4,736,101
TECHNOLOGY – 1.3%
Software – 1.3%
Oracle Corp.
	5.000% 01/15/11	860,000	876,745
Software Total			876,745
TECHNOLOGY TOTAL			876,745
UTILITIES – 9.8%
Electric – 9.1%
AEP Texas Central Co.
	6.650% 02/15/33(a)	400,000	384,405
Columbus Southern Power Co.
	6.600% 03/01/33	111,000	106,019
Commonwealth Edison Co.
	4.700% 04/15/15(a)	125,000	116,121
	5.900% 03/15/36	230,000	207,655
	5.950% 08/15/16	460,000	457,687
	6.950% 07/15/18	230,000	228,275
Consolidated Edison Co. of New York, Inc.
	6.750% 04/01/38	765,000	791,680
Duke Energy Corp.
	5.300% 10/01/15(a)	700,000	705,046
Exelon Generation Co. LLC
	6.200% 10/01/17	1,250,000	1,217,501
MidAmerican Energy Holdings Co.
	5.000% 02/15/14	507,000	494,194
	6.125% 04/01/36	175,000	168,046
Pacific Gas & Electric Co.
	4.200% 03/01/11	475,000	471,017

8

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Progress Energy, Inc.
	7.100% 03/01/11	300,000	315,671
Southern Power Co.
	6.375% 11/15/36	110,000	102,416
Windsor Financing LLC
	5.881% 07/15/17(d)	160,765	158,326
Electric Total			5,924,059
Gas – 0.7%
Atmos Energy Corp.
	6.350% 06/15/17	260,000	256,888
Nakilat, Inc.
	6.067% 12/31/33(d)	260,000	229,952
Gas Total			486,840
UTILITIES TOTAL			6,410,899

	Total Corporate Fixed-Income Bonds & Notes (cost of $60,557,931)		58,545,374
Government & Agency Obligations – 8.3%
FOREIGN GOVERNMENT OBLIGATIONS – 7.8%
European Investment Bank
	5.125% 05/30/17	490,000	514,160
Kreditanstalt fuer Wiederaufbau
	4.375% 03/15/18(a)	1,725,000	1,716,409
Pemex Project Funding Master Trust
	7.875% 02/01/09	20,000	20,536
Province of New Brunswick
	5.200% 02/21/17	200,000	206,616
Province of Nova Scotia
	5.125% 01/26/17(a)	1,500,000	1,536,182
Province of Ontario
	3.375% 05/20/11	295,000	292,554
Province of Quebec
	5.125% 11/14/16	505,000	518,337
Republic of South Africa
	6.500% 06/02/14	233,000	239,699
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			5,044,493
U.S. GOVERNMENT OBLIGATIONS – 0.5%
U.S. Treasury Bonds
	5.000% 05/15/37(a)	80,000	85,975

9

		Par ($)	Value ($)
Government & Agency Obligations – (continued)
U.S. GOVERNMENT OBLIGATIONS – (continued)
U.S. Treasury Notes
	3.500% 05/31/13(a)	260,000	261,930
U.S. GOVERNMENT OBLIGATIONS TOTAL			347,905

	Total Government & Agency Obligations (cost of $5,376,927)		5,392,398

		Shares
Securities Lending Collateral – 5.8%
	State Street Navigator Securities Lending Prime Portfolio (g) (7 day yield of 2.633%)	3,756,856	3,756,856

	Total Securities Lending Collateral (cost of $3,756,856)		3,756,856

		Par ($)
Short-Term Obligation – 0.4%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/08, due 07/01/08 at 2.200%, collateralized by a U.S. Government Agency Obligation maturing 08/15/13, market value $297,613 (repurchase proceeds $291,018)	291,000	291,000

	Total Short-Term Obligation (cost of $291,000)		291,000

10

Total Investments – 104.5% (cost of $69,982,714)(h)(i)	$67,985,628

Other Assets & Liabilities, Net – (4.5)%	(2,926,841)

Net Assets – 100.0%	$65,058,787

Notes to Investment Portfolio:
*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Credit default swaps are marked to market daily based upon quotations from market makers.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued.  SFAS 157 is effective for the Fund’s current fiscal period.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

	•	Level 1 – quoted prices in active markets for identical securities
	•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and other)
	•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
	Level 1 – Quoted Prices	$4,104,761	$(19,939)
	Level 2 – Other Significant Observable Inputs	63,880,867	(20,748)
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$67,985,628	$(40,687)

11

* Other financial instruments consist of futures contracts and credit default swap contracts which are not included in the investment portfolio.

(a)	All or a portion of this security was on loan at June 30, 2008. The total market value of securities on loan at June 30, 2008 is $3,685,618.
(b)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At June 30, 2008, the value of these securities amounted to $529,845, which represents 0.8% of net assets.

Acquisition
	Security	Date	Par/Unit	Cost	Value
	Citicorp Lease Pass-Through Trust 8.040% 12/15/19	10/26/04	$500,000	$619,029	$518,605
	Rogers Cable, Inc. 6.250% 06/15/13	06/19/03	11,000	11,054	11,240
$529,845

(c)	A portion of this security is pledged as collateral for credit default swaps. At June 30, 2008 the total market value of securities pledged amounted to $2,790,000.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities, which are not illiquid, amounted to $6,282,159, which represents 9.7% of net assets.

(e)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2008.
(f)	The security or a portion of this security is pledged as collateral for open futures contracts. At June 30, 2008, the total market value of securities pledged amounted to $75,540.
(g)	Investment made with cash collateral received from securities lending activity.
(h)	Cost for federal income tax purposes is $69,982,714.
(i)	Unrealized appreciation and depreciation at June 30, 2008 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized		Net Unrealized
	Appreciation	Depreciation		Depreciation
	$405,800		$(2,402,886)		$(1,997,086)

At June 30, 2008, the Fund held the following open long futures contract:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
10-Year U.S. Treasury Notes	60	$6,835,313	$6,789,461	Sept-2008	$45,852

At June 30, 2008, the Fund held the following open short futures contract:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
U.S. Treasury Bonds	25	$2,889,844	$2,824,053	Sept-2008	$(65,791)

At June 30, 2008, the Fund had entered into the following credit default swap contracts:

Swap	Referenced	Buy/Sale	Receive	Expiration	Notional	Net Unrealized
Counterparty	Obligation	Protection	Fixed Rate	Date	Amount	Depreciation
Barclays	SLM Corp. 5.125% 08/27/12	Sell	4.750%	03/20/09	$500,000	$(1,878)
Morgan Stanley	Macy’s, Inc. 6.625% 04/01/11	Buy	(2.750)%	06/20/13	615,000	(8,135)
Barclays	Macy’s, Inc. 7.450% 07/15/17	Buy	(2.700)%	06/20/13	615,000	(6,833)
Barclays	Lehman Brothers Holdings, Inc. 6.625% 01/18/12	Sell	2.740%	06/20/13	1,350,000	(2,934)
Morgan Stanley	Limited Brands, Inc. 6.125% 12/01/12	Buy	(2.850)%	09/20/13	500,000	(158)
Lehman Brothers	Limited Brands, Inc. 6.125% 12/01/12	Buy	(2.880)%	09/20/13	500,000	(810)
						$(20,748)

12

INVESTMENT PORTFOLIO
June 30, 2008 (Unaudited)	Columbia Daily Cash Reserves

		Par ($)	Value*($)
Commercial Paper – 70.47%
ABN Amro Finance, Discount Note
	2.75% 08/08/08	40,000,000	39,883,889
Amstel Funding Corp., Discount Note
	2.65% 07/11/08	30,000,000	29,977,917
Amsterdam Funding Corp., Discount Note
	2.60% 07/09/08	30,000,000	29,982,667
Archer-Daniels Midland Co., Discount Note
	2.16% 08/08/08	44,000,000	43,899,680
AT&T, Inc., Discount Note
	2.10% 07/30/08	12,100,000	12,079,531
CAFCO LLC, Discount Note
	2.69% 09/08/08	15,000,000	14,922,662
Chariot Funding LLC, Discount Note
	2.60% 07/01/08	40,000,000	40,000,000
Charta Corp., Discount Note
	2.69% 09/10/08	45,000,000	44,761,262
Ciesco LLC, Discount Note
	2.70% 08/07/08	40,000,000	39,889,000
Clipper Receivables Co. LLC, Discount Note
	2.85% 08/21/08	39,000,000	38,842,537
CRC Funding LLC, Discount Note
	2.58% 08/04/08	40,000,000	39,902,533
Fairway Finance LLC, Discount Note
	2.77% 08/22/08	11,000,000	10,955,988
Falcon Asset Securitization Co. LLC, Discount Note
	2.60% 07/01/08	40,000,000	40,000,000
Gemini Securitization Corp. LLC, Discount Note
	2.67% 09/02/08	40,000,000	39,813,100
Grampian Funding LLC, Discount Note
	2.70% 09/08/08	45,000,000	44,767,125
ING America Insurance Holdings, Inc., Discount Note
	2.50% 07/08/08	16,145,000	16,137,152
	2.50% 07/11/08	17,987,000	17,974,509
JPMorgan Chase & Co., Discount Note
	2.40% 08/04/08	40,000,000	39,909,333
	2.50% 08/11/08	10,000,000	9,971,528
Lehman Brothers, Discount Note
	3.13% 07/28/08	30,000,000	29,929,575

1

		Par ($)	Value ($)
Commercial Paper – (continued)
Scaldis Capital LLC, Discount Note
	2.65% 08/18/08	25,000,000	24,911,667
Solitaire Funding LLC, Discount Note
	2.78% 09/04/08	40,000,000	39,799,222
Thames Asset Global Securitization, Inc., Discount Note
	2.90% 09/15/08	28,000,000	27,828,578
	2.93% 10/10/08	10,000,000	9,917,797
Tulip Funding Corp., Discount Note
	2.57% 07/07/08	40,000,000	39,982,867
Variable Funding Capital Co. LLC, Discount Note
	2.57% 08/18/08	24,000,000	23,917,760
Victory Receivables Corp., Discount Note
	2.85% 09/12/08	1,500,000	1,491,331
Westpac Banking Corp., Discount Note
	2.63% 08/06/08	40,000,000	39,894,800

	Total Commercial Paper (cost of $831,344,010)		831,344,010
Certificates of Deposit – 13.35%
Bank of Tokyo Mitsubishi Ltd. NY
	2.62% 08/22/08	13,500,000	13,500,000
Fortis Bank NY
	2.70% 09/09/08	40,000,000	40,000,000
Societe Generale NY
	2.70% 08/21/08	17,750,000	17,750,000
SunTrust Bank
	2.00% 07/01/08	46,256,000	46,256,000
UBS AG/Stamford Branch
	2.70% 09/10/08	40,000,000	40,000,000

	Total Certificates of Deposit (cost of $157,506,000)		157,506,000
U.S. Government & Agency Obligations – 8.46%
Federal Home Loan Bank
	2.02% 08/01/08	30,000,000	29,947,946
Federal Home Loan Bank
	2.66% 09/17/08(a)	20,000,000	20,000,000
Federal Home Loan Mortgage Corp.
	2.02% 08/04/08	30,000,000	29,942,908

2

		Par ($)	Value ($)
U.S. Government & Agency Obligations – (continued)
Federal National Mortgage Association
	2.24% 09/30/08	20,000,000	19,887,009

	Total U.S. Government & Agency Obligations (cost of $99,777,863)		99,777,863
Corporate Bond – 4.45%
Wells Fargo Bank N.A.
	2.36% 08/22/08	52,500,000	52,500,000

	Total Corporate Bond (cost of $52,500,000)		52,500,000
Repurchase Agreement – 4.24%
	Repurchase agreement with Deutsche Bank Securities, dated 06/30/08, due 07/01/08, at 2.700%, collateralized by commercial paper maturing 07/08/08, market value $52,500,750 (cost of $50,000,000)	50,000,000	50,000,000

	Total Repurchase Agreement (cost of $50,000,000)		50,000,000

	Total Investments – 101.0% (cost of $1,191,127,873)(b)		1,191,127,873

	Other Liabilities in Excess of Assets – (1.0)%		(11,497,848)

	Net Assets – 100.0%		1,179,630,025

Notes to Investment Portfolio:

*            Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund.  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share.  These procedures include determinations, at such intervals as the Board of Trustees deem appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value per share deviates from $1.00 per share.  In the event such deviation exceeds ½ of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

3

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued.  SFAS 157 is effective for the Fund’s current fiscal period.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and other)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices	$—	$—
Level 2 – Other Significant Observable Inputs	1,191,127,873	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$1,191,127,873	$—

The following table reconciles asset balances for the three month period ending June 30, 2008, in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in	Other Financial
	Securities	Instruments
Balance as of April 1, 2008	$109,779,000	$—
Amortization of premiums	221,000	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Net sales	(110,000,000)	—
Balance as of June 30, 2008	$—	$—

(a)         The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2008.

(b)        Cost for federal income tax purposes is $1,191,127,873.

4

INVESTMENT PORTFOLIO
June 30, 2008 (Unaudited)	Columbia Georgia Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 96.6%
EDUCATION – 8.3%
Education – 8.1%
GA Athens Housing Authority
	Ugaree East Campus Housing,
	Series 2002,
	Insured: AMBAC
	5.250% 12/01/19	1,150,000	1,192,711
GA Atlanta Development Authority
	Science Park LLC,
	Series 2007,
	5.000% 07/01/22	2,480,000	2,494,285
GA Bleckley & Dodge County Development Authority
	Series 2008,
	5.000% 07/01/21	1,260,000	1,238,731
GA Bullock County Development Authority
	Series 2008,
	5.250% 07/01/20	1,000,000	1,075,310
GA Private Colleges & Universities Authority
	Series 2003,
	5.250% 06/01/19	2,250,000	2,351,182
PR University of Puerto Rico
	Series 2006 Q,
	5.000% 06/01/12	1,000,000	1,014,050
South Regional Joint Development Authority
	Series 2008,
	Insured: Assured Guaranty Corp.
	5.000% 08/01/23	1,125,000	1,151,820
Education Total			10,518,089
Prep School – 0.2%
GA Gainesville Redevelopment Authority
	Riverside Military Academy Project,
	Series 2007,
	5.125% 03/01/27	250,000	224,448
Prep School Total			224,448
EDUCATION TOTAL			10,742,537
HEALTH CARE – 6.7%
Hospitals – 6.7%
GA Chatham County Hospital Authority
	Memorial Health University Medical Center,
	Series 2004 A,
	5.375% 01/01/26	1,000,000	885,990
	Memorial Medical Center,
	Series 2001 A,
	6.125% 01/01/24	3,000,000	2,952,870

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
GA Clayton County Hospital Authority
	Good Samaritan Community,
	Series 1998 A,
	Insured: MBIA
	5.250% 08/01/09	1,190,000	1,226,890
GA Savannah Hospital Authority
	St. Joseph’s Candler Health Systems:
	Series 1998 A,
	Insured: FSA:
	5.250% 07/01/11	1,225,000	1,248,741
	5.250% 07/01/12	1,310,000	1,338,833
	Series 1998 B,
	Insured: FSA
	5.250% 07/01/10	1,000,000	1,021,350
Hospitals Total			8,674,674
HEALTH CARE TOTAL			8,674,674
HOUSING – 10.4%
Multi-Family – 10.3%
GA Atlanta Urban Residential Finance Authority
	Series 1998, AMT,
	Guarantor: FNMA
	4.550% 12/01/28	2,000,000	2,016,140
GA Clayton County Housing Authority
	GCC Ventures LLC,
	Series 2001,
	Guarantor: FNMA
	4.350% 12/01/31(a)	3,585,000	3,686,169
GA Cobb County Development Authority
	Kennesaw State University Foundation:
	Series 2004 A,
	Insured: MBIA
	5.250% 07/15/19	2,000,000	2,104,460
	Series 2004,
	Insured: MBIA
	5.000% 07/15/19	1,870,000	1,942,986
	KSU Village II Real Estate,
	Series 2007 A,
	Insured: AMBAC
	5.250% 07/15/27	3,000,000	2,943,300
GA Lawrenceville Housing Authority
	Knollwood Park LP,
	Series 1997, AMT,
	Guarantor: FNMA
	6.250% 12/01/29(a)	495,000	516,537
Multi-Family Total			13,209,592

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single-Family – 0.1%
GA Housing & Finance Authority
	Series 1998 B-3,
	Insured: FHA
	4.400% 06/01/17	170,000	171,428
Single-Family Total			171,428
HOUSING TOTAL			13,381,020
INDUSTRIALS – 3.9%
Forest Products & Paper – 2.3%
GA Richmond County Development Authority
	International Paper Co.,
	Series 2001 A,
	5.150% 03/01/15	3,000,000	2,947,710
Forest Products & Paper Total			2,947,710
Oil & Gas Services – 1.6%
GA Main Street Natural Gas, Inc.
	Series 2007 A:
	5.250% 09/15/18	1,000,000	940,000
	5.250% 09/15/19	1,250,000	1,160,200
Oil & Gas Services Total			2,100,200
INDUSTRIALS TOTAL			5,047,910
OTHER – 13.7%
Other – 0.2%
PR Commonwealth of Puerto Rico Government Development Bank
	Series 2006 B,
	5.000% 12/01/15	260,000	260,213
Other Total			260,213
Refunded/Escrowed(b) – 13.5%
GA Atlanta Airport Facilities
	Series 2000 A,
	Pre-refunded 01/01/10,
	Insured: FGIC
	5.600% 01/01/30	5,000,000	5,254,100
GA Atlanta Water & Wastewater
	Series 1999 A,
	Pre-refunded 05/01/09,
	Insured: FGIC
	5.000% 11/01/38	1,060,000	1,096,040
GA Cherokee County School Systems
	Series 2001,
	Pre-refunded 08/01/11,
	5.250% 08/01/17	1,000,000	1,073,410
GA Clayton County Water & Sewer Authority
	Series 2000,
	Pre-refunded 05/01/10,
	5.600% 05/01/18	1,000,000	1,061,160

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(b) – (continued)
GA Forsyth County School District
	Series 1999,
	Pre-refunded 02/01/10,
	6.000% 02/01/15	2,000,000	2,144,180
GA Fulton County Housing Authority
	Series 1996 A, AMT,
	Pre-refunded 07/01/08,
	6.375% 01/01/27	2,900,000	2,900,348
GA Gainesville & Hall County Hospital Authority
	Northeast Georgia Health System, Inc.,
	Series 2001,
	Pre-refunded 05/15/11,
	5.000% 05/15/15	1,000,000	1,043,290
GA Gwinnett County Development Authority
	Series 2004,
	Pre-refunded 01/01/14,
	Insured: MBIA
	5.250% 01/01/15	2,000,000	2,174,860
GA Metropolitan Atlanta Rapid Transit Authority
	Series 1983 D,
	Escrowed to Maturity,
	7.000% 07/01/11	540,000	601,090
Refunded/Escrowed Total			17,348,478
OTHER TOTAL			17,608,691
RESOURCE RECOVERY – 0.7%
Disposal – 0.7%
GA Atlanta Solid Waste Management Authority
	Series 2008,
	Insured: FSA
	5.000% 12/01/17	795,000	854,466
Disposal Total			854,466
RESOURCE RECOVERY TOTAL			854,466
TAX-BACKED – 23.9%
Local Appropriated – 4.9%
GA Atlanta Public Safety & Judicial Facilities Authority
	Series 2006,
	Insured: FSA
	5.000% 12/01/17	1,310,000	1,404,084
GA College Park Business & Industrial Development Authority
	Series 2005,
	Insured: AMBAC
	5.250% 09/01/19	3,230,000	3,395,441

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
GA East Point Building Authority
	Series 2000,
	Insured: FSA
	(c) 02/01/18	2,490,000	1,489,169
Local Appropriated Total			6,288,694
Local General Obligations – 9.3%
GA Barrow County School District
	Series 2006,
	5.000% 02/01/14	1,000,000	1,077,320
GA Chatham County School District
	Series 2002,
	Insured: FSA
	5.250% 08/01/14	1,000,000	1,094,980
	Series 2004,
	Insured: FSA
	5.250% 08/01/19	2,000,000	2,191,400
GA Cherokee County School Systems
	Series 1993,
	Insured: AMBAC
	5.875% 02/01/09	220,000	223,898
GA Douglas County School District
	Series 2007,
	Insured: FSA
	5.000% 04/01/23	1,500,000	1,566,900
GA Fulton County School District
	Series 1998,
	5.375% 01/01/17	1,390,000	1,544,596
GA Gwinnett County School District
	Series 2008,
	5.000% 02/01/17	1,000,000	1,088,250
GA Lowndes County
	Series 2008,
	Insured: FSA
	5.000% 04/01/14	1,000,000	1,076,680
GA Paulding County
	Courthouse Government Complex Project,
	Series 2007,
	Insured: FGIC
	5.000% 02/01/21	1,000,000	1,032,300
MI Detroit
	Series 2001 B,
	Insured: MBIA
	5.375% 04/01/14	1,000,000	1,045,210
Local General Obligations Total			11,941,534
Special Non-Property Tax – 6.0%
GA Cobb-Marietta County Coliseum & Exhibit Hall Authority
	Series 2005,
	Insured: MBIA
	5.250% 10/01/19	2,430,000	2,594,463

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
GA Metropolitan Atlanta Rapid Transit Authority
	Series 1992 N,
	Insured: MBIA
	6.250% 07/01/18	2,000,000	2,251,380
PR Commonwealth Infrastructure Financing Authority
	Series 2005 C,
	Insured: AMBAC
	5.500% 07/01/27	1,000,000	1,014,170
	Series 2006 B,
	5.000% 07/01/20	2,000,000	1,949,800
Special Non-Property Tax Total			7,809,813
Special Property Tax – 1.2%
GA Atlanta Tax Allocation
	Atlantic Station Project,
	Series 2007,
	Insured: Assured Guaranty Corp.
	5.250% 12/01/20	1,545,000	1,606,754
Special Property Tax Total			1,606,754
State General Obligations – 2.5%
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2007,
	6.250% 07/01/23	3,000,000	3,243,810
State General Obligations Total			3,243,810
TAX-BACKED TOTAL			30,890,605
TRANSPORTATION – 2.8%
Toll Facilities – 2.8%
GA State Road & Tollway Authority
	Series 2006,
	Insured: MBIA
	5.000% 06/01/16	3,405,000	3,663,984
Toll Facilities Total			3,663,984
TRANSPORTATION TOTAL			3,663,984
UTILITIES – 26.2%
Investor Owned – 0.8%
GA Appling County Development Authority Pollution Control Revenue
	Georgia Power Company,
	Series 2006,
	Insured: AMBAC
	4.400% 07/01/16	1,000,000	995,780
Investor Owned Total			995,780

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Joint Power Authority – 6.6%
GA Monroe County Development Authority Pollution Control Revenue
	Georgia Power Company
	Series 1995,
	4.500% 07/01/25(a)	2,000,000	1,978,980
GA Monroe County Development Authority
	Oglethorpe Power Corp.,
	Series 1992,
	6.800% 01/01/12	1,000,000	1,094,020
GA Municipal Electric Authority Power
	Series 1992 B,
	Insured: MBIA
	6.375% 01/01/16	2,000,000	2,283,000
GA Municipal Electric Authority
	Series 1998 A,
	Insured: MBIA
	5.250% 01/01/13	1,000,000	1,060,770
TX Sam Rayburn Municipal Power Agency
	Series 2002,
	6.000% 10/01/16	2,000,000	2,050,960
Joint Power Authority Total			8,467,730
Water & Sewer – 18.8%
GA Augusta Water & Sewer Revenue
	Series 2007,
	Insured: FSA:
	5.000% 10/01/21	1,000,000	1,061,390
	5.000% 10/01/22	2,000,000	2,114,600
GA Cherokee County Water & Sewer Authority
	Series 1993,
	Insured: MBIA
	5.300% 08/01/09	185,000	187,561
GA Columbus County Water & Sewer Revenue
	Series 2003,
	Insured: FSA
	5.250% 05/01/13	1,220,000	1,319,076
	Series 2007,
	Insured: FSA
	5.000% 05/01/26	1,000,000	1,026,670
GA Coweta County Water & Sewage Authority
	Series 2005,
	Insured: FSA
	5.000% 06/01/25	2,505,000	2,667,474
GA Dekalb County Water & Sewer Revenue
	Series 2006 B:
	5.250% 10/01/21	2,000,000	2,180,340
	5.250% 10/01/24(d)	2,000,000	2,186,000
GA Gainesville Water & Sewer Revenue
	Series 2006,
	Insured: FSA
	5.000% 11/15/16	1,000,000	1,074,210

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
GA Griffin Combined Public Utility Improvement Revenue
	Series 2002,
	Insured: AMBAC
	5.125% 01/01/19	2,585,000	2,687,030
GA Jackson County Water & Sewer Revenue
	Series 2006 A,
	Insured: XLCA
	5.000% 09/01/16	1,030,000	1,061,765
GA Rockdale County Water & Sewer Authority
	Series 2005,
	Insured: FSA
	5.000% 07/01/21	2,000,000	2,075,300
GA Upper Oconee Basin Water Authority
	Series 2005,
	Insured: MBIA:
	5.000% 07/01/17	1,140,000	1,221,909
	5.000% 07/01/22	1,855,000	1,915,807
GA Walton County Water & Sewer Authority
	Walton Hard Labor Creek Reservoir Project
	Series 2008,
	Insured: FSA
	5.000% 02/01/25	1,495,000	1,546,742
Water & Sewer Total			24,325,874
UTILITIES TOTAL			33,789,384

	Total Municipal Bonds (cost of $125,202,546)		124,653,271

		Shares
Investment Company – 3.4%
	Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 1.550%) (e)(f)	4,384,000	4,384,000

	Total Investment Company (cost of $4,384,000)		4,384,000

8

Total Investments – 100.0% (cost of $129,586,546)(g)(h)	$129,037,271

Other Assets & Liabilities, Net – (0.0%)	(16,915)

Net Assets – 100.0%	$129,020,356

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued.  SFAS 157 is effective for the Fund’s current fiscal period.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other)

•      Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 – Quoted Prices	$4,384,000	$17,949
Level 2 – Other Significant Observable Inputs	124,653,271	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$129,037,271	$17,949

9

*Other financial instruments consist of futures contracts which are not included in the investment portfolio.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2008.
(b)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(c)	Zero coupon bond.
(d)	A portion of this security with a market value of $109,300 is pledged as collateral for open futures contracts.
(e)	Investments in affiliates during the three month period ended June 30, 2008: Security name: Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 1.550%)

Shares as of 03/31/08:	1,725,000
Shares purchased:	14,271,589
Shares sold:	(11,612,589)
Shares as of 06/30/08:	4,384,000
Net realized gain/loss:	$—
Interest income earned:	$18,099
Value at end of period:	$4,384,000

(f)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.
(g)	Cost for federal income tax purposes is $129,586,546.
(h)	Unrealized appreciation and depreciation at June 30, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$1,495,642	$(2,044,917)	$(549,275)

At June 30, 2008, the Fund held the following open long futures contract:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
10-Year U.S. Treasury Notes	30	$3,417,656	$3,399,707	Sept-2008	$17,949

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
MBIA	MBIA Insurance Corp.
XLCA	XL Capital Assurance, Inc.

10

INVESTMENT PORTFOLIO
June 30, 2008 (Unaudited)	Columbia High Income Fund

		Par ($)(a)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 88.3%
BASIC MATERIALS – 6.8%
Chemicals – 2.0%
Agricultural Chemicals – 0.2%
Mosaic Co.
	7.875% 12/01/16(b)	1,640,000	1,746,600
			1,746,600
Chemical-Plastics – 0.2%
CPG International I, Inc.
	10.500% 07/01/13	1,230,000	1,027,050
			1,027,050
Chemicals-Diversified – 0.7%
NOVA Chemicals Corp.
	5.953% 11/15/13(c)	2,730,000	2,320,500
Phibro Animal Health Corp.
	10.000% 08/01/13(b)	3,285,000	3,317,850
			5,638,350
Chemicals-Specialty – 0.9%
EquiStar Chemicals LP
	7.550% 02/15/26	2,925,000	1,872,000
Millennium America, Inc.
	7.625% 11/15/26	4,720,000	2,548,800
Momentive Performance Materials, Inc.
	9.750% 12/01/14	420,000	359,100
Tronox Worldwide LLC/Tronox Finance Corp.
	9.500% 12/01/12	3,175,000	2,587,625
			7,367,525
Chemicals Total			15,779,525
Forest Products & Paper – 3.8%
Paper & Related Products – 3.8%
Bowater, Inc.
	9.375% 12/15/21	5,545,000	3,548,800
	9.500% 10/15/12	105,000	73,500
Domtar Corp.
	7.875% 10/15/11	4,005,000	4,025,025
Georgia-Pacific Corp.
	7.750% 11/15/29	2,930,000	2,578,400
	8.000% 01/15/24	921,000	851,925
	8.875% 05/15/31	6,745,000	6,239,125
Glatfelter
	7.125% 05/01/16	3,190,000	3,126,200

1

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Forest Products & Paper – (continued)
Paper & Related Products – (continued)
NewPage Corp.
	10.000% 05/01/12	2,000,000	2,025,000
Norske Skog
	7.375% 03/01/14	3,220,000	2,382,800
	8.625% 06/15/11	2,580,000	2,193,000
Smurfit Capital Funding PLC
	7.500% 11/20/25	4,100,000	3,690,000
			30,733,775
Forest Products & Paper Total			30,733,775
Iron/Steel – 0.8%
Steel-Specialty – 0.8%
Allegheny Ludlum Corp.
	6.950% 12/15/25	3,850,000	3,743,859
Allegheny Technologies, Inc.
	8.375% 12/15/11	2,320,000	2,456,428
UCAR Finance, Inc.
	10.250% 02/15/12	519,000	537,165
			6,737,452
Iron/Steel Total			6,737,452
Metals & Mining – 0.2%
Metal-Diversified – 0.2%
Freeport-McMoRan Copper & Gold, Inc.
	5.883% 04/01/15(c)	1,285,000	1,297,670
			1,297,670
Metals & Mining Total			1,297,670
BASIC MATERIALS TOTAL			54,548,422
COMMUNICATIONS – 16.1%
Advertising – 0.7%
Advertising Agencies – 0.7%
Interpublic Group of Companies, Inc.
	6.250% 11/15/14	6,266,000	5,420,090
			5,420,090
Advertising Total			5,420,090
Media – 7.6%
Cable TV – 1.2%
CSC Holdings, Inc.
	6.750% 04/15/12	2,300,000	2,162,000
	8.500% 06/15/15(b)	1,080,000	1,061,100

2

			Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Cable TV – (continued)
Shaw Communications, Inc.
	7.500% 11/20/13	CAD	6,060,000	6,292,606
				9,515,706
Multimedia – 2.4%
CanWest MediaWorks LP
	9.250% 08/01/15(b)		2,310,000	1,882,650
CW Media Holdings, Inc.
	PIK,
	13.500% 08/15/15(b)		1,015,000	1,012,462
Lamar Media Corp.
	6.625% 08/15/15		7,380,000	6,715,800
	7.250% 01/01/13		1,500,000	1,441,875
LBI Media, Inc.
	8.500% 08/01/17(b)		2,065,000	1,590,050
Quebecor Media, Inc.
	7.750% 03/15/16		6,885,000	6,403,050
				19,045,887
Publishing-Books – 1.0%
Houghton Mifflin Co.
	7.200% 03/15/11		4,490,000	4,478,775
Morris Publishing Group LLC
	7.000% 08/01/13		5,550,000	3,385,500
				7,864,275
Publishing-Newspapers – 0.5%
Sun Media Corp.
	7.625% 02/15/13		3,800,000	3,676,500
				3,676,500
Publishing-Periodicals – 1.0%
CanWest Media, Inc.
	8.000% 09/15/12		2,000,619	1,780,551
Nielsen Finance
	4.734% 08/09/13(c)(d)		2,247,128	2,091,836
	5.346% 08/09/13(c)(d)		3,662,837	3,409,709
Ziff Davis Media, Inc.
	(e) 05/01/12(f)(g)		3,090,000	865,200
				8,147,296

3

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Television – 1.5%
ION Media Networks, Inc.
	5.963% 01/15/12(b)(c)	5,235,000	4,449,750
	PIK,
	8.963% 01/15/13(b)(c)	2,945,000	1,899,525
Videotron Ltee
	6.375% 12/15/15	665,000	616,788
	6.875% 01/15/14	5,500,000	5,307,500
			12,273,563
Media Total			60,523,227
Telecommunication Services – 7.8%
Cellular Telecommunications – 2.7%
Alltel Communications, Inc.
	5.232% 05/16/15(c)(d)	4,203,875	4,173,397
Centennial Cellular Operating Co./Centennial Communications Corp.
	8.125% 02/01/14	1,220,000	1,207,800
	10.125% 06/15/13	2,800,000	2,884,000
Millicom International Cellular SA
	10.000% 12/01/13	5,115,000	5,421,900
Rogers Wireless, Inc.
	8.000% 12/15/12	5,025,000	5,188,312
	9.625% 05/01/11	1,755,000	1,942,639
Rural Cellular Corp.
	9.875% 02/01/10	725,000	737,688
			21,555,736
Satellite Telecommunications – 0.7%
Inmarsat Finance II PLC
	(h) 11/15/12 (10.375% 11/15/08)	5,755,000	5,812,550
Loral Cyberstar, Inc.
	10.000% 07/15/08(f)(i)	1,164,000	—
			5,812,550
Telecommunication Equipment – 2.4%
Lucent Technologies, Inc.
	5.500% 11/15/08	4,350,000	4,339,125
	6.450% 03/15/29	9,580,000	7,328,700
	6.500% 01/15/28	920,000	703,800
Nortel Networks Ltd.
	10.750% 07/15/16(b)	2,110,000	2,088,900
	10.750% 07/15/16	4,845,000	4,796,550
			19,257,075

4

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Telecommunication Services – 0.4%
Colo.Com, Inc.
	13.875% 03/15/10(b)(f)(g)(i)(j)	944,357	—
GCI, Inc.
	7.250% 02/15/14	3,225,000	2,773,500
			2,773,500
Telephone-Integrated – 1.6%
Local Insight Regatta Holdings, Inc.
	11.000% 12/01/17(b)	1,130,000	779,700
Qwest Corp.
	6.950% 06/30/10(c)(d)	6,500,000	6,475,625
	7.125% 11/15/43	2,950,000	2,404,250
	7.250% 09/15/25	1,410,000	1,247,850
Sprint Nextel Corp.
	6.000% 12/01/16	2,335,000	2,008,100
			12,915,525
Telecommunication Services Total			62,314,386
COMMUNICATIONS TOTAL			128,257,703
CONSUMER CYCLICAL – 13.8%
Airlines – 0.7%
Airlines – 0.7%
DAE Aviation Holdings, Inc.
	6.450% 07/31/14(d)	777,532	749,347
	6.650% 07/31/14(d)	413,752	398,754
	6.650% 07/31/14(d)	1,183,282	1,140,388
	11.250% 08/01/15(b)	2,565,000	2,545,762
Delta Air Lines, Inc.
	2.875% 02/06/24	1,555,000	21,770
	2.875% 02/18/49	905,000	12,670
	8.000% 06/03/23	2,885,000	41,544
	8.300% 12/15/29	1,023,000	14,066
	9.250% 03/15/49	715,000	9,831
	9.750% 05/15/49	2,335,000	32,106
	10.000% 08/15/08	1,945,000	26,744
	10.375% 12/15/22	2,990,000	41,112
	10.375% 02/01/49	4,295,000	59,056
Northwest Airlines, Inc.
	7.625% 11/15/23	2,552,500	12,763
	7.875% 03/15/13	2,390,800	11,954

5

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Airlines – (continued)
Airlines – (continued)
	8.700% 03/15/49	260,000	975
	8.875% 06/01/49	971,900	3,645
	9.875% 03/15/37	4,278,500	16,044
	10.000% 02/01/09	2,426,300	9,099
			5,147,630
Airlines Total			5,147,630
Apparel – 0.5%
Textile-Apparel – 0.5%
Unifi, Inc.
	11.500% 05/15/14	4,560,000	3,853,200
			3,853,200
Apparel Total			3,853,200
Auto Manufacturers – 0.2%
Auto-Cars/Light Trucks – 0.2%
General Motors Corp.
	7.125% 07/15/13	2,930,000	1,860,550
			1,860,550
Auto Manufacturers Total			1,860,550
Auto Parts & Equipment – 1.5%
Auto/Truck Parts & Equipment-Original – 0.9%
Collins & Aikman Products Co.
	12.875% 08/15/12(b)(f)(g)	6,910,000	6,910
Lear Corp.
	8.500% 12/01/13	1,895,000	1,565,744
	8.750% 12/01/16	2,115,000	1,649,700
Tenneco Automotive, Inc.
	8.625% 11/15/14	3,145,000	2,775,463
	10.250% 07/15/13	1,489,000	1,557,866
			7,555,683
Auto/Truck Parts & Equipment-Replacement – 0.3%
Allison Transmission
	PIK,
	11.250% 11/01/15(b)	2,690,000	2,326,850
			2,326,850

6

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Auto Parts & Equipment – (continued)
Rubber-Tires – 0.3%
Goodyear Tire & Rubber Co.
	8.625% 12/01/11	1,980,000	1,999,800
			1,999,800
Auto Parts & Equipment Total			11,882,333
Distribution/Wholesale – 0.2%
Distribution/Wholesale – 0.2%
ACE Hardware Corp.
	9.125% 06/01/16(b)	2,070,000	1,935,450
			1,935,450
Distribution/Wholesale Total			1,935,450
Entertainment – 0.5%
Gambling (Non-Hotel) – 0.5%
Isle of Capri Casinos, Inc.
	7.000% 03/01/14	5,240,000	3,694,200
			3,694,200
Motion Pictures & Services – 0.0%
United Artists Theatre Circuit, Inc.
	9.300% 07/01/15(f)	233,959	173,130
			173,130
Entertainment Total			3,867,330
Housewares – 0.2%
Housewares – 0.2%
Libbey Glass, Inc.
	9.928% 06/01/11(c)	1,630,000	1,678,900
			1,678,900
Housewares Total			1,678,900
Leisure Time – 0.7%
Recreational Centers – 0.7%
Town Sports International, Inc.
	(h) 02/01/14 (11.000% 02/01/09)	4,200,000	3,927,000
	4.313% 02/27/14(c)(d)	2,054,250	1,746,113
			5,673,113
Leisure Time Total			5,673,113
Lodging – 4.7%
Casino Hotels – 4.0%
Boyd Gaming Corp.
	7.750% 12/15/12	8,037,000	6,931,912

7

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – (continued)
Casino Hotels – (continued)
Chukchansi Economic Development Authority
	8.000% 11/15/13(b)	1,475,000	1,268,500
Galaxy Entertainment Finance Co., Ltd.
	9.875% 12/15/12(b)	2,380,000	2,311,575
Jacobs Entertainment, Inc.
	9.750% 06/15/14	3,955,000	2,966,250
MGM Mirage
	5.875% 02/27/14	635,000	514,350
	6.750% 04/01/13	545,000	470,063
	7.500% 06/01/16	2,283,000	1,877,767
Mirage Resorts, Inc.
	7.250% 08/01/17	1,625,000	1,401,562
Mohegan Tribal Gaming Authority
	6.375% 07/15/09	3,250,000	3,217,500
	7.125% 08/15/14	815,000	676,450
MTR Gaming Group, Inc.
	9.000% 06/01/12	1,170,000	1,003,275
Penn National Gaming, Inc.
	6.750% 03/01/15	3,215,000	3,118,550
	6.875% 12/01/11	1,025,000	1,027,563
Pinnacle Entertainment, Inc.
	7.500% 06/15/15	815,000	623,475
	8.750% 10/01/13	245,000	245,000
Seminole Hard Rock Entertainment, Inc.
	5.276% 03/15/14(b)(c)	2,045,000	1,717,800
Wynn Las Vegas LLC
	6.625% 12/01/14	2,630,000	2,406,450
			31,778,042
Hotels & Motels – 0.7%
Gaylord Entertainment Co.
	6.750% 11/15/14	2,770,000	2,520,700
	8.000% 11/15/13	3,135,000	3,009,600
			5,530,300
Lodging Total			37,308,342
Retail – 3.9%
Retail-Automobiles – 0.7%
Asbury Automotive Group, Inc.
	7.625% 03/15/17	625,000	503,125
	8.000% 03/15/14	1,690,000	1,461,850

8

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
Retail-Automobiles – (continued)
KAR Holdings, Inc.
	8.750% 05/01/14	210,000	182,700
	10.000% 05/01/15	4,225,000	3,549,000
			5,696,675
Retail-Drug Stores – 1.5%
Rite Aid Corp.
	7.500% 01/15/15	4,020,000	4,301,400
	7.500% 03/01/17	3,185,000	2,571,887
	8.625% 03/01/15	6,950,000	4,604,375
	9.500% 06/15/17	165,000	108,900
			11,586,562
Retail-Miscellaneous/Diversified – 0.2%
Harry & David Holdings, Inc.
	9.000% 03/01/13	1,835,000	1,614,800
			1,614,800
Retail-Propane Distributors – 0.9%
Inergy LP/Inergy Finance Corp.
	8.250% 03/01/16(b)	1,525,000	1,502,125
Star Gas Partners LP/Star Gas Finance Co.
	10.250% 02/15/13	5,640,000	5,527,200
			7,029,325
Retail-Restaurants – 0.1%
Sbarro, Inc.
	10.375% 02/01/15	1,170,000	1,000,350
			1,000,350
Retail-Toy Store – 0.5%
Toys R Us, Inc.
	7.625% 08/01/11	4,760,000	4,260,200
			4,260,200
Retail Total			31,187,912

9

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Textiles – 0.7%
Textile-Products – 0.7%
INVISTA
	9.250% 05/01/12(b)	5,740,000	5,869,150
			5,869,150
Textiles Total			5,869,150
CONSUMER CYCLICAL TOTAL			110,263,910
CONSUMER NON-CYCLICAL – 12.0%
Agriculture – 0.6%
Tobacco – 0.6%
Reynolds American, Inc.
	7.625% 06/01/16	2,165,000	2,255,525
	7.750% 06/01/18	2,185,000	2,288,119
			4,543,644
Agriculture Total			4,543,644
Beverages – 0.3%
Beverages-Wine/Spirits – 0.3%
Constellation Brands, Inc.
	7.250% 05/15/17	2,575,000	2,407,625
			2,407,625
Beverages Total			2,407,625
Commercial Services – 2.1%
Commercial Services – 0.5%
Language Line Holdings, Inc.
	11.125% 06/15/12	3,895,000	4,011,850
			4,011,850
Commercial Services-Finance – 0.1%
Cardtronics, Inc.
	9.250% 08/15/13	305,000	288,225
	9.250% 08/15/13(b)	375,000	354,375
			642,600
Marine Services – 0.4%
Great Lakes Dredge & Dock Corp.
	7.750% 12/15/13	2,945,000	2,790,387
			2,790,387
Printing-Commercial – 0.3%
Quebecor World, Inc.
	9.750% 01/15/15(b)(g)	1,885,000	914,225
Vertis, Inc.

10

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
Printing-Commercial – (continued)
	9.750% 04/01/09(k)	1,760,000	1,619,200
			2,533,425
Protection-Safety – 0.3%
Rural/Metro Corp.
	9.875% 03/15/15	2,410,000	2,205,150
			2,205,150
Schools – 0.5%
Knowledge Learning Corp., Inc.
	7.750% 02/01/15(b)	4,700,000	4,324,000
			4,324,000
Commercial Services Total			16,507,412
Food – 0.9%
Fisheries – 0.2%
ASG Consolidated LLC/ASG Finance, Inc.
	(h) 11/01/11 (11.500% 11/01/08)	2,155,000	1,993,375
			1,993,375
Food-Miscellaneous/Diversified – 0.3%
Chiquita Brands International, Inc.
	7.500% 11/01/14	540,000	440,100
Dole Foods Co.
	7.250% 06/15/10	1,970,000	1,782,850
			2,222,950
Food-Retail – 0.4%
Stater Brothers Holdings
	7.750% 04/15/15	2,465,000	2,446,513
	8.125% 06/15/12	520,000	522,600
			2,969,113
Food Total			7,185,438
Healthcare Products – 2.9%
Medical Products – 2.9%
Biomet, Inc.
	10.000% 10/15/17	1,855,000	1,980,213
	11.625% 10/15/17	1,990,000	2,109,400
Hanger Orthopedic Group, Inc.
	10.250% 06/01/14	3,560,000	3,657,900
Invacare Corp.
	9.750% 02/15/15	2,110,000	2,110,000

11

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare Products – (continued)
Medical Products – (continued)
ReAble Therapeutics Finance LLC / ReAble Therapeutics Finance Corp.
	10.875% 11/15/14(b)	4,700,000	4,700,000
	11.750% 11/15/14	2,580,000	2,392,950
Universal Hospital Services, Inc.
	6.303% 06/01/15(c)	1,240,000	1,159,400
	PIK,
	8.500% 06/01/15	1,820,000	1,820,000
VWR Funding, Inc.
	PIK,
	10.250% 07/15/15	3,755,000	3,463,987
			23,393,850
Healthcare Products Total			23,393,850
Healthcare Services – 3.3%
Medical Products – 0.7%
BHM Technology
	9.510% 07/21/13(c)(d)(k)	1,645,851	473,183
	11.080% 07/21/13(c)(d)(k)	3,047,872	876,263
Talecris Biotherapeutics
	6.180% 12/06/13(c)(d)	1,649,125	1,508,949
	9.180% 12/06/14(c)(d)	3,340,000	2,972,600
			5,830,995
Medical-Hospitals – 1.7%
Community Health Systems, Inc.
	4.899% 07/25/14(c)(d)	5,619,432	5,289,830
	8.875% 07/15/15	3,985,000	4,009,906
HCA, Inc.
	6.300% 10/01/12	4,305,000	3,863,737
	6.750% 07/15/13	360,000	315,900
			13,479,373
Medical-Nursing Homes – 0.2%
Skilled Healthcare Group, Inc.
	11.000% 01/15/14	1,329,000	1,405,418
			1,405,418
MRI/Medical Diagnostic Imaging – 0.7%
Alliance Imaging, Inc.
	7.250% 12/15/12	5,875,000	5,522,500
			5,522,500

12

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare Services – (continued)
Physical Therapy/Rehab Centers – 0.0%
Psychiatric Solutions, Inc.
	7.750% 07/15/15	170,000	168,300
			168,300
Healthcare Services Total			26,406,586
Household Products/Wares – 0.6%
Consumer Products-Miscellaneous – 0.2%
Jarden Corp.
	7.500% 05/01/17	2,200,000	1,914,000
			1,914,000
Office Supplies & Forms – 0.4%
ACCO Brands Corp.
	7.625% 08/15/15	3,175,000	2,857,500
			2,857,500
Household Products/Wares Total			4,771,500
Pharmaceuticals – 1.3%
Medical-Drugs – 1.0%
Angiotech Pharmaceuticals, Inc.
	6.432% 12/01/13(c)	2,137,000	1,859,190
Catalent Pharma Solutions, Inc.
	9.500% 04/15/15	3,895,000	3,486,025
Warner Chilcott Corp.
	4.761% 01/18/12(c)(d)	266,636	258,470
	4.884% 01/18/11(c)(d)	48,061	46,589
	8.750% 02/01/15	1,200,000	1,218,000
	Series B,
	4.696% 01/18/12(c)(d)	664,908	644,545
	Series C,
	4.696% 01/18/11(c)(d)	272,345	264,005
			7,776,824
Vitamins & Nutrition Products – 0.3%
NBTY, Inc.
	7.125% 10/01/15	2,635,000	2,516,425
			2,516,425
Pharmaceuticals Total			10,293,249
CONSUMER NON-CYCLICAL TOTAL			95,509,304

13

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
DIVERSIFIED – 1.1%
Holding Companies – 1.1%
Diversified Operations – 1.1%
Leucadia National Corp.
	7.125% 03/15/17	6,090,000	5,815,950
	8.125% 09/15/15	760,000	763,800
Susser Holdings LLC
	10.625% 12/15/13	1,805,000	1,832,075
			8,411,825
Holding Companies Total			8,411,825
DIVERSIFIED TOTAL			8,411,825
ENERGY – 10.7%
Energy-Alternate Sources – 0.1%
Energy-Alternate Sources – 0.1%
Salton SEA Funding
	8.300% 05/30/11	2,294	2,470
VeraSun Energy Corp.
	9.375% 06/01/17	1,060,000	545,900
			548,370
Energy-Alternate Sources Total			548,370
Oil & Gas – 5.8%
Oil & Gas Drilling – 0.8%
Parker Drilling Co.
	9.625% 10/01/13	5,885,000	6,179,250
			6,179,250
Oil Companies-Exploration & Production – 5.0%
Chaparral Energy, Inc.
	8.500% 12/01/15	5,825,000	5,053,187
	8.875% 02/01/17	3,280,000	2,845,400
Chesapeake Energy Corp.
	6.875% 11/15/20	1,885,000	1,771,900
Hilcorp Energy LP/Hilcorp Finance Co.
	7.750% 11/01/15(b)	2,570,000	2,467,200
	9.000% 06/01/16(b)	1,110,000	1,129,425
Linn Energy LLC
	9.875% 07/01/18(b)	2,075,000	2,054,250
Mariner Energy, Inc.
	7.500% 04/15/13	3,755,000	3,642,350
	8.000% 05/15/17	190,000	183,825
Newfield Exploration Co.
	6.625% 04/15/16	1,805,000	1,656,088

14

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
Oil Companies-Exploration & Production – (continued)
PetroHawk Energy Corp.
	7.875% 06/01/15(b)	2,090,000	2,040,363
Petroquest Energy, Inc.
	10.375% 05/15/12	2,970,000	3,088,800
Stone Energy Corp.
	6.750% 12/15/14	4,905,000	4,304,137
	8.250% 12/15/11	1,195,000	1,165,125
Venoco, Inc.
	8.750% 12/15/11	1,440,000	1,407,600
W&T Offshore, Inc.
	8.250% 06/15/14(b)	1,860,000	1,794,900
Whiting Petroleum Corp.
	7.000% 02/01/14	5,620,000	5,514,625
			40,119,175
Oil & Gas Total			46,298,425
Oil & Gas Services – 0.9%
Oil Field Machinery & Equipment – 0.3%
Complete Production Services, Inc.
	8.000% 12/15/16	2,650,000	2,646,688
			2,646,688
Oil-Field Services – 0.6%
Allis-Chalmers Energy, Inc.
	8.500% 03/01/17	615,000	568,875
	9.000% 01/15/14	4,075,000	3,942,562
			4,511,437
Oil & Gas Services Total			7,158,125
Pipelines – 3.9%
Pipelines – 3.9%
ANR Pipeline Co.
	7.375% 02/15/24	1,205,000	1,305,738
	9.625% 11/01/21	5,980,000	7,641,980
Copano Energy LLC/Copano Energy Finance Corp.
	7.750% 06/01/18(b)	6,145,000	5,991,375
El Paso Natural Gas Co.
	7.625% 08/01/10	5,240,000	5,350,863
	8.375% 06/15/32	1,860,000	2,077,075
	8.625% 01/15/22	1,235,000	1,370,430
MarkWest Energy Partners LP
	6.875% 11/01/14	1,065,000	1,003,762

15

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Pipelines – (continued)
Pipelines – (continued)
	8.500% 07/15/16	4,100,000	4,161,500
MarkWest Energy Partners LP / MarkWest Energy Finance Corp.
	8.750% 04/15/18(b)	2,535,000	2,592,037
			31,494,760
Pipelines Total			31,494,760
ENERGY TOTAL			85,499,680
FINANCIALS – 12.0%
Diversified Financial Services – 7.2%
Finance-Auto Loans – 2.2%
AmeriCredit Corp.
	8.500% 07/01/15	3,465,000	2,772,000
Daimler Chrysler 2nd Lien
	9.280% 08/03/13(d)	6,415,000	4,550,641
Ford Motor Credit Co.
	5.700% 01/15/10	2,435,000	2,077,469
	7.375% 10/28/09	2,355,000	2,144,885
	7.875% 06/15/10	885,000	763,894
GMAC LLC
	8.000% 11/01/31	7,935,000	5,162,336
			17,471,225
Finance-Investment Banker/Broker – 0.2%
LaBranche & Co., Inc.
	11.000% 05/15/12	1,795,000	1,844,362
			1,844,362
Finance-Other Services – 1.7%
AMR Real Estate Partners, LP
	7.125% 02/15/13	6,570,000	5,962,275
	8.125% 06/01/12	7,620,000	7,315,200
			13,277,475
Investment Management/Advisor Service – 0.4%
Nuveen Investments, Inc.
	10.500% 11/15/15(b)	3,665,000	3,380,962
			3,380,962
Special Purpose Entity – 2.7%
Cedar Brakes LLC
	8.500% 02/15/14(b)	1,740,393	1,856,947
	9.875% 09/01/13(b)	2,872,551	3,159,634

16

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Special Purpose Entity – (continued)
CEVA Group PLC
	10.000% 09/01/14(b)	2,070,000	2,126,925
FireKeepers Development Authority
	13.875% 05/01/15(b)	1,940,000	1,896,350
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co.
	8.500% 04/01/15	1,780,000	1,793,350
	9.750% 04/01/17	1,115,000	1,115,000
MXEnergy Holdings, Inc.
	10.686% 08/01/11(c)	2,830,000	2,278,150
Rainbow National Services LLC
	8.750% 09/01/12(b)	2,495,000	2,532,425
	10.375% 09/01/14(b)	1,886,000	2,003,875
Regency Energy Partners LP/Regency Energy Finance Corp.
	8.375% 12/15/13	2,398,000	2,451,955
Vanguard Health Holding Co. LLC
	9.000% 10/01/14	455,000	450,450
			21,665,061
Diversified Financial Services Total			57,639,085
Insurance – 2.4%
Insurance Brokers – 1.1%
HUB International Holdings, Inc.
	9.000% 12/15/14(b)	5,845,000	5,289,725
USI Holdings Corp.
	6.551% 11/15/14(b)(c)	1,365,000	1,139,775
	9.750% 05/15/15(b)	2,390,000	2,055,400
			8,484,900
Multi-Line Insurance – 0.5%
Fairfax Financial Holdings Ltd.
	7.375% 04/15/18	875,000	796,250
	7.750% 07/15/37	3,590,000	3,123,300
	8.300% 04/15/26	185,000	167,425
			4,086,975
Mutual Insurance – 0.0%
Lumbermens Mutual Casualty
	8.300% 12/01/37(b)(g)	180,000	1,800
	8.450% 12/01/97(b)(g)	4,600,000	46,000
	9.150% 07/01/26(b)(g)	9,865,000	98,650
			146,450

17

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Insurance – (continued)
Property/Casualty Insurance – 0.8%
Crum & Forster Holdings Corp.
	7.750% 05/01/17	6,350,000	5,889,625
			5,889,625
Insurance Total			18,607,950
Real Estate – 0.5%
Real Estate Management/Services – 0.5%
LNR Property Corp.
	6.030% 07/12/09(c)(d)	532,400	436,568
	6.030% 07/12/11(c)(d)	4,140,400	3,454,646
			3,891,214
Real Estate Total			3,891,214
Real Estate Investment Trusts (REITs) – 1.9%
REITS-Health Care – 0.5%
Omega Healthcare Investors, Inc.
	7.000% 04/01/14	4,285,000	4,081,463
			4,081,463
REITS-Hotels – 0.6%
Host Hotels & Resorts LP
	6.875% 11/01/14	1,090,000	1,002,800
	7.000% 08/15/12	2,045,000	1,932,525
Host Marriott LP
	6.375% 03/15/15	1,635,000	1,446,975
	6.750% 06/01/16	505,000	448,188
			4,830,488
REITS-Single Tenant – 0.8%
Trustreet Properties, Inc.
	7.500% 04/01/15	5,950,000	6,343,973
			6,343,973
Real Estate Investment Trusts (REITs) Total			15,255,924
FINANCIALS TOTAL			95,394,173

18

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
HEALTH CARE – 0.2%
Health Care Services – 0.2%
Community Health Systems, Inc.
	4.631% 07/25/14(c)(d)	1,774,557	1,670,472
Health Care Services Total			1,670,472
HEALTH CARE TOTAL			1,670,472
INDUSTRIALS – 5.1%
Aerospace & Defense – 0.4%
Aerospace/Defense-Equipment – 0.4%
BE Aerospace, Inc.
	8.500% 07/01/18	1,620,000	1,626,075
Sequa Corp.
	11.750% 12/01/15(b)	2,105,000	1,873,450
			3,499,525
Aerospace & Defense Total			3,499,525
Electrical Components & Equipment – 0.1%
Wire & Cable Products – 0.1%
Belden, Inc.
	7.000% 03/15/17	1,135,000	1,089,600
			1,089,600
Electrical Components & Equipment Total			1,089,600
Environmental Control – 0.8%
Pollution Control – 0.8%
Geo Sub Corp.
	11.000% 05/15/12	6,165,000	6,057,113
			6,057,113
Environmental Control Total			6,057,113
Hand / Machine Tools – 0.3%
Machine Tools & Related Products – 0.3%
Thermadyne Holdings Corp.
	10.000% 02/01/14	2,055,000	1,962,525
			1,962,525
Hand / Machine Tools Total			1,962,525
Metal Fabricate/Hardware – 0.9%
Metal Processors & Fabrication – 0.5%
Metals USA, Inc.
	11.125% 12/01/15	1,465,000	1,523,600
Neenah Foundary Co.
	9.500% 01/01/17	3,690,000	2,841,300
			4,364,900

19

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Metal Fabricate/Hardware – (continued)
Steel Pipe & Tube – 0.4%
Mueller Water Products, Inc.
	7.375% 06/01/17	3,265,000	2,791,575
			2,791,575
Metal Fabricate/Hardware Total			7,156,475
Miscellaneous Manufacturing – 1.3%
Diversified Manufacturing Operators – 1.3%
Actuant Corp.
	6.875% 06/15/17	2,215,000	2,176,237
Polypore, Inc.
	8.750% 05/15/12	1,855,000	1,845,725
RBS Global, Inc. & Rexnord Corp.
	9.500% 08/01/14	4,920,000	4,747,800
Sally Holdings LLC
	9.250% 11/15/14	2,000,000	1,920,000
			10,689,762
Miscellaneous Manufacturing Total			10,689,762
Packaging & Containers – 0.5%
Containers-Metal/Glass – 0.5%
Owens-Brockway Glass Container, Inc.
	6.750% 12/01/14	4,120,000	4,120,000
			4,120,000
Packaging & Containers Total			4,120,000
Transportation – 0.5%
Transportation-Railroad – 0.5%
Kansas City Southern de Mexico SA de CV
	7.375% 06/01/14	4,350,000	4,219,500
			4,219,500
Transportation Total			4,219,500

20

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Trucking & Leasing – (continued)
Trucking & Leasing – 0.3%
Transport - Equipment & Leasing – 0.3%
Greenbrier Companies, Inc.
	8.375% 05/15/15	2,130,000	2,028,825
			2,028,825
Trucking & Leasing Total			2,028,825
INDUSTRIALS TOTAL			40,823,325
TECHNOLOGY – 4.0%
Computers – 1.6%
Computer Services – 1.6%
Sungard Data Systems, Inc.
	3.750% 01/15/09	155,000	152,869
	4.508% 12/13/12(b)(c)(d)	5,777,764	5,462,153
	4.875% 01/15/14	3,585,000	3,186,169
	9.125% 08/15/13	4,235,000	4,277,350
			13,078,541
Computers Total			13,078,541
Semiconductors – 1.4%
Electronic Components-Miscellaneous – 1.4%
NXP BV/NXP Funding LLC
	7.875% 10/15/14	8,870,000	8,160,400
	9.500% 10/15/15	3,195,000	2,779,650
			10,940,050
Semiconductors Total			10,940,050
Software – 1.0%
Application Software – 0.6%
SS&C Technologies, Inc.
	11.750% 12/01/13	4,495,000	4,719,750
			4,719,750
Transactional Software – 0.4%
Open Solutions, Inc.
	9.750% 02/01/15(b)	3,540,000	2,885,100
			2,885,100
Software Total			7,604,850
TECHNOLOGY TOTAL			31,623,441
UTILITIES – 6.5%
Electric – 6.5%
Electric-Distribution – 0.7%
AES Eastern Energy LP
	9.000% 01/02/17	4,210,010	4,494,186

21

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Electric-Distribution – (continued)
	9.670% 01/02/29	1,175,000	1,269,000
			5,763,186
Electric-Generation – 1.1%
Intergen NV
	9.000% 06/30/17(b)	5,835,000	6,039,225
Reliant Energy Mid-Atlantic Power Holdings LLC
	9.681% 07/02/26	2,490,000	2,788,800
			8,828,025
Electric-Integrated – 2.8%
Energy Future Holdings Corp.
	10.875% 11/01/17(b)	4,610,000	4,656,100
Ipalco Enterprises, Inc.
	7.250% 04/01/16(b)	2,475,000	2,437,875
PNM Resources, Inc.
	9.250% 05/15/15	2,915,000	3,009,738
Public Service Co. of New Mexico
	7.950% 05/15/18	3,265,000	3,359,280
Texas Competitive Elec
	6.121% 10/10/14	780,483	721,730
Texas Competitive Electric Holdings Co. LLC
	6.234% 10/10/14	6,901,352	6,380,443
	6.478% 10/10/14	1,168,690	1,080,541
Western Resources
	7.125% 08/01/09	375,000	384,818
			22,030,525
Independent Power Producer – 1.9%
Calpine Corp.
	5.575% 03/29/14	8,000,000	7,635,552
Reliant Energy, Inc.
	7.625% 06/15/14	1,130,000	1,101,750

22

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Independent Power Producer – (continued)
	7.875% 06/15/17	6,700,000	6,549,250
			15,286,552
Electric Total			51,908,288
UTILITIES TOTAL			51,908,288

	Total Corporate Fixed-Income Bonds & Notes (cost of $756,138,279)		703,910,543

		Shares
Common Stocks – 1.0%
COMMUNICATIONS – 0.0%
Telecommunication Services – 0.0%
	Remote Dynamics, Inc. (l)(i)	158	—
Telecommunication Services Total			—
COMMUNICATIONS TOTAL			—
CONSUMER DISCRETIONARY – 0.2%
Media – 0.2%
	AH Belo Corp., Class A	18,600	106,020

23

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Media – (continued)
	Haights Cross Communications (f)	275,078	935,265
Media Total			1,041,285
CONSUMER DISCRETIONARY TOTAL			1,041,285
FINANCIALS – 0.0%
Diversified Financial Services – 0.0%
	Adelphia Recovery Trust (f)(l)	1,410,902	14,109
Diversified Financial Services Total			14,109
FINANCIALS TOTAL			14,109
INDUSTRIALS – 0.6%
Airlines – 0.6%
	Northwest Airlines Corp. (l)	728,784	4,853,702
Airlines Total			4,853,702
INDUSTRIALS TOTAL			4,853,702
INFORMATION TECHNOLOGY – 0.0%
Communications Equipment – 0.0%
	Loral Space & Communications, Inc. (l)	49	863
Communications Equipment Total			863
INFORMATION TECHNOLOGY TOTAL			863
TECHNOLOGY – 0.1%
Software – 0.1%
	Quadramed Corp. (l)	95,619	965,748
Software Total			965,748
TECHNOLOGY TOTAL			965,748
UTILITIES – 0.1%
Gas Utilities – 0.1%
	Star Gas Partners LP (l)	357,300	996,867
Gas Utilities Total			996,867
UTILITIES TOTAL			996,867

	Total Common Stocks (cost of $16,095,447)		7,872,574

24

		Shares	Value ($)
Preferred Stocks – 0.9%
COMMUNICATIONS – 0.0%
Media – 0.0%
Publishing-Periodicals – 0.0%
	Ziff Davis Holdings, Inc. 10.00% (f)(i)	328	—
			—
Media Total			—
COMMUNICATIONS TOTAL			—
FINANCIALS – 0.9%
Real Estate Investment Trusts (REITs) – 0.9%
REITS-Diversified – 0.9%
	Sovereign Real Estate Investment Corp., 12.00% (b)	7,527,000	7,301,190
			7,301,190
Real Estate Investment Trusts (REITs) Total			7,301,190
FINANCIALS TOTAL			7,301,190

	Total Preferred Stocks (cost of $9,802,860)		7,301,190
Convertible Preferred Stock – 0.7%
TECHNOLOGY – 0.7%
	Quadramed Corp. 5.50% (b)	246,600	5,178,600
TECHNOLOGY TOTAL			5,178,600

	Total Convertible Preferred Stock (cost of $5,957,100)		5,178,600

		Par ($)(a)
Convertible Bonds – 0.5%
COMMUNICATIONS – 0.4%
Media – 0.4%
Television – 0.4%
Sinclair Broadcast Group, Inc.
	3.000% 05/15/27	3,540,000	3,247,950
			3,247,950
Media Total			3,247,950

25

		Par ($)(a)	Value ($)
Convertible Bonds – (continued)
COMMUNICATIONS – (continued)
Internet – 0.0%
Web Portals/ISP – 0.0%
At Home Corp.
	4.750% 12/15/06(f)(k)	3,896,787	390
			390
Internet Total			390
COMMUNICATIONS TOTAL			3,248,340
CONSUMER CYCLICAL – 0.0%
Airlines – 0.0%
Airlines – 0.0%
Delta Air Lines, Inc.
	8.000% 06/03/49(m)	2,256,000	32,486
			32,486
Airlines Total			32,486
CONSUMER CYCLICAL TOTAL			32,486
FINANCIALS – 0.1%
Insurance – 0.1%
Life/Health Insurance – 0.1%
Conseco, Inc.
	3.500% 09/30/35(b)(n) (0.000% 09/30/10)	695,000	562,950
			562,950
Insurance Total			562,950
FINANCIALS TOTAL			562,950

	Total Convertible Bonds (cost of $4,281,417)		3,843,776

		Units
Warrants – 0.0%
COMMUNICATIONS – 0.0%
Media – 0.0%
Multimedia – 0.0%
Haights Cross Communications	Expires 12/10/11(f)(l)	1,366	4,631
			4,631
Publishing-Periodicals – 0.0%
Ziff Davis Media, Inc., Series E	Expires 08/12/12(f)(g)(i)(l)	78,048	—
			—
Media Total			4,631

26

		Units	Value ($)
Warrants – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – 0.0%
Telecommunication Services – 0.0%
Colo.Com, Inc.	Expires 03/15/10(f)(i)(j)(l)	1,145	—
			—
Telecommunication Services Total			—
COMMUNICATIONS TOTAL			4,631

	Total Warrants (cost of $25,625)		4,631

		Par ($)
Short-Term Obligation – 7.0%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/08, due 07/01/08, at 2.200%, collateralized by a U.S. Government Agency Obligation maturing 12/14/22, market value of $57,031,569 (repurchase proceeds $55,916,417)	55,913,000	55,913,000

	Total Short-Term Obligation (cost of $55,913,000)		55,913,000

27

Total Investments – 98.4% (cost of $848,213,728)(o)(p)	$784,024,314

Other Assets & Liabilities, Net – 1.6%	12,933,375

Net Assets – 100.0%	$796,957,689

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

28

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued.  SFAS 157 is effective for the Fund’s current fiscal period.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and other)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Fund’s assets:

Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices	$6,923,200	$—
Level 2 – Other Significant Observable Inputs	774,089,017	—
Level 3 – Significant Unobservable Inputs	3,012,097	—
Total	$784,024,314	$—

The following table reconciles asset balances for the three month period ending June 30, 2008 in which significant unobservable inputs (Level 3) were used in determining value:

Investments in	Other Financial
Securities	Instruments
Balance as of April 1, 2008	$2,862,210	$—
Amortization of premiums	8,919	—
Realized gain (loss)	—	—
Change in unrealized depreciation	(3,129,732)	—
Net purchases	1,015,000	—
Transfers in to Level 3	2,255,700	—
Balance as of June 30, 2008	$3,012,097	$—

(a)	Principal amount is stated in U.S. dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities, which are not illiquid except for those in the following table, amounted to $129,659,970, which represents 16.3% of net assets.

Acquisition
Security	Date	Shares	Cost	Value
Quadramed Corp. 5.50% Convertible Preferred Stock	06/21/05	246,600	$5,957,100	$5,178,600
Sovereign Real Estate Investment Corp., 12.00% Preferred Stock	07/27/05	7,527,000	9,802,860	7,301,190
$12,479,790
(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2008.

29

(d)	Loan participation agreement.
(e)	Zero coupon bond.
(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.
(g)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At June 30, 2008, the value of these securities amounted to $1,932,785, which represents 0.2% of net assets.

(h)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next coupon rate to be paid and the date the security will begin accruing at this rate.
(i)	Security has no value.
(j)

An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions in these affiliated companies during the three month period ended June 30, 2008, are as follows:

Securities name: Colo.Com, Inc.
	Par as of 03/31/08:	$945,502
	Purchases:	—
	Sales:	—
	Par as of 06/30/08:	$945,502
	Net realized gain/loss:	$—
	Interest income earned:	$—
	Value at end of period:	$—

(k)	The issuer is in default of certain debt covenants. Income is not being accrued. At June 30, 2008, the value of these securities amounted to $2,969,036, which represents 0.4% of net assets.
(l)	Non-income producing security.
(m)	Position reflects anticipated residual bankruptcy claims. Income is not being accrued.
(n)	Step bond. Shown parenthetically is the next coupon rate to be paid and the date the security will begin accruing at this rate.
(o)	Cost for federal income tax purposes is $848,213,728.
(p)	Unrealized appreciation and depreciation at June 30, 2008 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$14,167,010	$(78,356,424)	$(64,189,414)

Acronym	Name

CAD	Canadian Dollar
PIK	Payment-In-Kind

30

INVESTMENT PORTFOLIO

June 30, 2008 (Unaudited)	Columbia LifeGoal Balanced Growth Portfolio

	Shares	Value ($)*
Investment Companies (a) – 100.2%
Columbia Acorn International, Class Z	976,176	38,041,568
Columbia Acorn USA, Class Z	492,458	12,153,875
Columbia Cash Reserves, Capital Class Shares	7,125,157	7,125,157
Columbia Convertible Securities Fund, Class Z	1,030,937	14,814,559
Columbia High Income Fund, Class Z	5,798,126	46,558,955
Columbia International Value Fund, Class Z	2,038,483	35,000,747
Columbia Large Cap Core Fund, Class Z	5,313,776	69,291,642
Columbia Large Cap Value Fund, Class Z	5,685,107	66,402,044
Columbia Marsico Focused Equities Fund, Class Z	3,386,360	73,280,839
Columbia Marsico International Opportunities Fund, Class Z	2,399,221	33,661,065
Columbia Mid Cap Growth Fund, Class Z	1,337,650	34,150,210
Columbia Mid Cap Value Fund, Class Z	2,320,864	30,031,983
Columbia Small Cap Growth Fund II, Class Z	1,067,219	12,294,359
Columbia Small Cap Value Fund II, Class Z	2,043,336	25,459,963
Columbia Total Return Bond Fund, Class Z	21,958,069	203,112,143

Total Investment Companies (cost of $731,174,353)		701,379,109

Total Investments – 100.2% (cost of $731,174,353)(b)(c)		701,379,109

Other Assets & Liabilities, Net – (0.2)%		(1,264,351)

Net Assets – 100.0%		700,114,758

Notes to Investment Portfolio:

*	Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

1

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued.  SFAS 157 is effective for the Portfolio’s current fiscal period.  Under SFAS 157, various inputs are used in determining the value of the Portfolio’s investments.  These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and other)
• Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Portfolio’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$701,379,109	$—
	Level 2 – Other Significant Observable Inputs	—	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$701,379,109	$—

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or its affiliates.
(b)	Cost for federal income tax purposes is $731,174,353.
(c)	Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$17,167,170	$(46,962,414)	$(29,795,244)

2

INVESTMENT PORTFOLIO

June 30, 2008 (Unaudited)	Columbia LifeGoal Growth Portfolio

	Shares	Value ($)*
Investment Companies (a) – 100.2%
Columbia Acorn International, Class Z	630,002	24,551,189
Columbia Acorn USA, Class Z	500,996	12,364,576
Columbia Convertible Securities Fund, Class Z	800,427	11,502,129
Columbia International Value Fund, Class Z	2,162,970	37,138,190
Columbia Large Cap Core Fund, Class Z	6,266,309	81,712,675
Columbia Large Cap Value Fund, Class Z	6,791,013	79,319,027
Columbia Marsico Focused Equities Fund, Class Z	3,907,095	84,549,546
Columbia Marsico International Opportunities Fund, Class Z	1,567,576	21,993,090
Columbia Mid Cap Growth Fund, Class Z	2,159,964	55,143,874
Columbia Mid Cap Value Fund, Class Z	4,050,837	52,417,825
Columbia Small Cap Growth Fund II, Class Z	1,084,741	12,496,219
Columbia Small Cap Value Fund II, Class Z	2,191,936	27,311,524

Total Investment Companies (cost of $535,210,485)		500,499,864

Total Investments – 100.2% (cost of $535,210,485)(b)(c)		500,499,864

Other Assets & Liabilities, Net – (0.2)%		(998,476)

Net Assets – 100.0%		499,501,388

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

1

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued. SFAS 157 is effective for the Portfolio’s current fiscal period. Under SFAS 157, various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and other)

•      Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Portfolio’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$500,499,864	$—
	Level 2 – Other Significant Observable Inputs	—	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$500,499,864	$—

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or its affiliates.
(b)	Cost for federal income tax purposes is $535,210,485.
(c)	Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$12,951,992	$(47,662,613)	$(34,710,621)

2

INVESTMENT PORTFOLIO
June 30, 2008 (Unaudited)	Columbia LifeGoal Income & Growth Portfolio

	Shares	Value ($)*
Investment Companies(a) – 100.2%
Columbia Acorn International, Class Z	105,053	4,093,901
Columbia Acorn USA, Class Z	38,620	953,148
Columbia Cash Reserves, Capital Class Shares	7,616,328	7,616,328
Columbia Convertible Securities Fund, Class Z	461,292	6,628,765
Columbia High Income Fund, Class Z	2,159,635	17,341,869
Columbia International Value Fund, Class Z	291,173	4,999,446
Columbia Large Cap Core Fund, Class Z	643,131	8,386,430
Columbia Large Cap Value Fund, Class Z	669,456	7,819,249
Columbia Marsico Focused Equities Fund, Class Z	433,393	9,378,620
Columbia Marsico International Opportunities Fund, Class Z	235,750	3,307,577
Columbia Mid Cap Growth Fund, Class Z	143,248	3,657,115
Columbia Mid Cap Value Fund, Class Z	214,506	2,775,701
Columbia Short Term Bond Fund, Class Z	4,570,380	44,835,432
Columbia Small Cap Growth Fund II, Class Z	84,166	969,597
Columbia Small Cap Value Fund II, Class Z	172,979	2,155,320
Columbia Total Return Bond Fund, Class Z	4,202,851	38,876,368

Total Investment Companies (cost of $171,285,008)		163,794,866

Total Investments – 100.2% (cost of $171,285,008)(b)(c)		163,794,866

Other Assets & Liabilities, Net – (0.2)%		(248,631)

Net Assets – 100.0%		163,546,235

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

1

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued.  SFAS 157 is effective for the Portfolio’s current fiscal period.  Under SFAS 157, various inputs are used in determining the value of the Portfolio’s investments.  These inputs are summarized in the three broad levels listed below:

	•		Level 1 – quoted prices in active markets for identical securities
	•		Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and other)
	•		Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Portfolio’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$163,794,866	$—
	Level 2 – Other Significant Observable Inputs	—	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$163,794,866	$—

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or its affiliates.
(b)	Cost for federal income tax purposes is $171,285,008.
(c)	Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$1,155,242	$(8,645,384)	$(7,490,142)

2

INVESTMENT PORTFOLIO
June 30, 2008 (Unaudited)	Columbia LifeGoal Income Portfolio

	Shares	Value ($)*
Investment Companies(a) – 100.3%
Columbia Cash Reserves, Capital Class Shares	2,327,318	2,327,318
Columbia Convertible Securities Fund, Class Z	115,328	1,657,263
Columbia High Income Fund, Class Z	645,852	5,186,191
Columbia Large Cap Value Fund, Class Z	128,105	1,496,261
Columbia Mid Cap Value Fund, Class Z	33,331	431,308
Columbia Short Term Bond Fund, Class Z	1,189,462	11,668,622
Columbia Small Cap Value Fund II, Class Z	18,497	230,474
Columbia Total Return Bond Fund, Class Z	723,061	6,688,313
Mortgage- and Asset-Backed Portfolio	396,711	3,570,397

Total Investment Companies (cost of $34,675,829)		33,256,147

Total Investments – 100.3% (cost of $34,675,829)(b)(c)		33,256,147

Other Assets & Liabilities, Net – (0.3)%		(114,010)
Net Assets – 100.0%		33,142,137

Notes to Investment Portfolio:

*	Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued.  SFAS 157 is effective for the Portfolio’s current fiscal period.  Under SFAS 157, various inputs are used in determining the value of the Portfolio’s investments.  These inputs are summarized in the three broad levels listed below:

	•	Level 1 – quoted prices in active markets for identical securities
	•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and other)
	•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Portfolio’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$33,256,147	$—
	Level 2 – Other Significant Observable Inputs	—	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$33,256,147	$—

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or its affiliates.

1

(b)	Cost for federal income tax purposes is $34,675,829.
(c)	Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$18,500	$(1,438,182)	$(1,419,682)

2

INVESTMENT PORTFOLIO
June 30, 2008 (Unaudited)	Columbia Maryland Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 95.1%
EDUCATION – 6.7%
Education – 6.7%
MD Health & Higher Educational Facilities Authority
	College of Notre Dame,
	Series 1998,
	Insured: MBIA
	4.600% 10/01/14	510,000	528,952
	Loyola College,
	Series 2006 A,
	5.125% 10/01/45	5,000,000	5,016,100
MD Industrial Development Financing Authority
	American Center for Physics,
	Series 2001,
	5.250% 12/15/15	1,000,000	1,053,650
MD University System of Maryland
	Series 2006,
	5.000% 10/01/15	3,545,000	3,845,013
MD Westminster Educational Facilities
	Mcdaniel College, Inc.,
	Series 2006,
	5.000% 11/01/17	500,000	500,200
Education Total			10,943,915
EDUCATION TOTAL			10,943,915
HEALTH CARE – 13.2%
Continuing Care Retirement – 3.6%
MD Baltimore County
	Oak Crest Village, Inc.,
	Series 2007 A:
	5.000% 01/01/22	1,175,000	1,139,104
	5.000% 01/01/27	2,000,000	1,893,680
MD Health & Higher Educational Facilities Authority
	King Farm Presbyterian Community,
	Series 2007 A,
	5.250% 01/01/27	1,000,000	858,910
MD Howard County Retirement Authority
	Columbia Vantage House Corp.,
	Series 2007 A,
	5.250% 04/01/27	2,500,000	2,118,350
Continuing Care Retirement Total			6,010,044
Hospitals – 9.6%
MD Baltimore County
	Catholic Health Initiatives,
	Series 2006 A,
	5.000% 09/01/16	1,000,000	1,047,030

1

		Par ($)	Value ($)*
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
MD Health & Higher Educational Facilities Authority
	Carrol Hospital Center Foundation,
	Series 2006,
	4.500% 07/01/26	1,000,000	873,160
	Howard County General Hospital,
	Series 1998,
	Insured: MBIA
	5.000% 07/01/29	1,000,000	988,470
	Johns Hopkins Hospital,
	Series 2008,
	5.000% 05/15/48(a)	2,000,000	2,075,240
	Peninsula Regional Medical Center,
	Series 2006:
	5.000% 07/01/21	1,000,000	1,000,000
	5.000% 07/01/26	4,000,000	3,925,520
	5.000% 07/01/36	2,000,000	1,924,240
	University of Maryland Medical System,
	Series 2006 A,
	5.000% 07/01/31	1,000,000	978,600
	Western Maryland Health System,
	Series 2006 A,
	Insured: MBIA
	5.000% 07/01/13	1,320,000	1,378,700
	Western Maryland Health,
	Series 2006 A,
	Insured: MBIA
	5.000% 01/01/20	1,500,000	1,530,735
Hospitals Total			15,721,695
HEALTH CARE TOTAL			21,731,739
HOUSING – 9.3%
Multi-Family – 5.6%
MD Economic Development Corp.
	Collegiate Housing Foundation,
	Series 1999 A:
	5.600% 06/01/10	270,000	275,284
	6.000% 06/01/19	815,000	833,476
	6.000% 06/01/30	1,850,000	1,821,103
	Senior Towson University Project,
	Series 2007 A,
	5.250% 07/01/24	1,185,000	1,117,633
	Series 1999 A,
	5.700% 06/01/12	1,000,000	1,026,010
	Series 2006:
	Insured: CIFG:
	5.000% 06/01/17	1,000,000	986,460
	5.000% 06/01/19	1,000,000	967,200
	Insured: XLCA
	5.000% 07/01/20	600,000	602,946
MD Montgomery County Housing Opportunities Commission Housing Revenue
	Series 2000 A,
	6.100% 07/01/30	1,500,000	1,525,080
Multi-Family Total			9,155,192

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single-Family – 3.7%
MD Community Development Administration Department of Housing & Community Development Revenue
	Series 1998 B, AMT,
	Insured: FHA
	4.950% 09/01/11	500,000	507,755
	Series 1998-3, AMT,
	4.700% 04/01/10	1,685,000	1,715,465
	Series 1999 D, AMT,
	5.375% 09/01/24	2,410,000	2,414,265
	Series 2003,
	Insured: FSA
	4.400% 07/01/21	1,500,000	1,477,380
MD Prince Georges County Housing Authority Mortgage Revenue
	Series 2000 A, AMT,
	Guarantor: GNMA
	6.150% 08/01/19	5,000	5,047
Single-Family Total			6,119,912
HOUSING TOTAL			15,275,104
OTHER – 12.3%
Other – 2.2%
MD Transportation Authority
	Series 2002 A,
	Insured: AMBAC
	4.500% 03/01/15	3,000,000	3,046,650
PR Commonwealth of Puerto Rico Government Development Bank
	Series 2006 B,
	5.000% 12/01/15	520,000	520,426
Other Total			3,567,076
Refunded/Escrowed(b) – 10.1%
MD Economic Development Corp.
	Collegiate Housing Foundation,
	Series 1999 A,
	Pre-refunded 06/01/09,
	5.600% 06/01/11	575,000	605,625
MD Health & Higher Educational Facilities Authority Revenue
	Johns Hopkins Hospital,
	Series 1979,
	Escrowed to Maturity,
	5.750% 07/01/09	1,000,000	1,039,490
	Johns Hopkins University,
	Series 1999,
	Pre-refunded 07/01/09,
	6.000% 07/01/39	4,000,000	4,187,440

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(b) – (continued)
MD Prince Georges County
	Series 1999,
	Pre-refunded 10/01/09,
	Insured: FSA
	5.125% 10/01/16	3,300,000	3,451,041
MD Queen Anne’s County
	Series 2000,
	Pre-refunded 01/15/10,
	Insured: FGIC
	5.250% 01/15/14	1,200,000	1,260,468
MD Transportation Authority
	Series 1978,
	Escrowed to Maturity,
	6.800% 07/01/16	590,000	666,965
MD Washington Suburban Sanitation District
	Series 2000,
	Pre-refunded 06/01/10,
	5.250% 06/01/22	1,000,000	1,048,440
MO St. Louis County
	Series 1989 A, AMT,
	Escrowed to Maturity,
	Guarantor: GNMA
	7.950% 08/01/09	65,000	67,119
MS Hospital Facilities & Equipment Authority
	Forrest County General Hospital,
	Series 2000,
	Pre-refunded 01/01/11,
	Insured: FSA:
	5.500% 01/01/24	3,100,000	3,305,003
	5.625% 01/01/20	1,000,000	1,069,110
Refunded/Escrowed Total			16,700,701
OTHER TOTAL			20,267,777
OTHER REVENUE – 3.2%
Hotels – 3.2%
MD Baltimore
	Baltimore Hotel Corp.,
	Series 2006 A,
	Insured: XLCA:
	5.000% 09/01/32	1,000,000	894,240
	5.250% 09/01/17	1,835,000	1,821,293
	5.250% 09/01/20	1,615,000	1,562,286
	5.250% 09/01/21	1,095,000	1,051,660
Hotels Total			5,329,479
OTHER REVENUE TOTAL			5,329,479

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
RESOURCE RECOVERY – 1.6%
Resource Recovery – 1.6%
MD Northeast Waste Disposal Authority
	Series 2003, AMT,
	Insured: AMBAC
	5.500% 04/01/10	2,500,000	2,555,675
Resource Recovery Total			2,555,675
RESOURCE RECOVERY TOTAL			2,555,675
TAX-BACKED – 40.6%
Local General Obligations – 24.0%
MD Anne Arundel County
	Series 1995,
	5.300% 04/01/10	500,000	501,155
	Series 2006:
	5.000% 03/01/15	2,000,000	2,168,320
	5.000% 03/01/18	3,300,000	3,532,122
MD Baltimore County
	Series 2006,
	5.000% 09/01/15	1,120,000	1,219,725
	Series 2008,
	5.000% 02/01/18	1,000,000	1,087,750
MD Baltimore
	Series 1998 B,
	Insured: FGIC
	6.500% 10/15/08	1,000,000	1,008,030
	Series 2008 A,
	Insured: FSA
	5.000% 10/15/22	2,000,000	2,106,800
MD Frederick County
	Series 2005,
	5.000% 08/01/14	3,000,000	3,247,230
	Series 2006:
	5.250% 11/01/18	2,005,000	2,221,640
	5.250% 11/01/21	2,500,000	2,744,875
MD Howard County
	Series 2002 A,
	5.250% 08/15/15	795,000	840,395
MD Laurel
	Series 1996 A,
	Insured: FGIC
	5.000% 10/01/11	1,530,000	1,537,497
MD Montgomery County
	Series 2001,
	5.250% 10/01/14	1,000,000	1,063,190

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	Series 2005 A,
	5.000% 07/01/16	3,000,000	3,270,180
	Series 2006 B,
	SPA: Dexia Credit Local
	1.700% 06/01/26(a)	300,000	300,000
MD Prince Georges County
	Series 1999,
	Insured: FSA
	5.000% 10/01/12	65,000	67,283
	Series 2000,
	5.125% 10/01/10	1,000,000	1,051,490
	Series 2001,
	Insured: FGIC:
	5.250% 12/01/11	4,825,000	5,138,480
	5.250% 12/01/12	2,000,000	2,126,520
MD Wicomico County
	Series 1997,
	Insured: MBIA:
	4.800% 12/01/10	1,290,000	1,304,796
	4.900% 12/01/11	1,355,000	1,370,691
	5.000% 12/01/12	1,425,000	1,441,616
Local General Obligations Total			39,349,785
Special Non-Property Tax – 7.7%
MD Baltimore
	Series 1996 A,
	Insured: FGIC
	5.900% 07/01/10	1,725,000	1,810,474
MD Department of Transportation
	Series 2002:
	5.500% 02/01/11	1,265,000	1,342,215
	5.500% 02/01/14	5,000,000	5,504,600
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 C,
	Insured: FGIC
	5.500% 07/01/22	4,000,000	4,054,640
Special Non-Property Tax Total			12,711,929
State Appropriated – 0.6%
MD Stadium Authority Lease Revenue
	Series 1995,
	5.375% 12/15/13	500,000	501,155
NY Transportation Trust Fund Authority
	Series 2006 A,
	5.250% 12/15/19	500,000	536,150
State Appropriated Total			1,037,305

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – 8.3%
MD State
	Series 2002 A,
	5.500% 03/01/13	2,245,000	2,454,256
	Series 2003,
	5.250% 03/01/17	4,000,000	4,430,680
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2003 H,
	Insured: AMBAC
	5.500% 07/01/18	3,000,000	3,091,920
PR Commonwealth of Puerto Rico
	Series 2002 A,
	Insured: FGIC
	5.500% 07/01/17	2,520,000	2,578,338
	Series 2006 A,
	5.250% 07/01/22	1,150,000	1,138,765
State General Obligations Total			13,693,959
TAX-BACKED TOTAL			66,792,978
TRANSPORTATION – 1.5%
Air Transportation – 1.3%
TN Memphis Shelby County Airport Authority
	FedEx Corp.,
	Series 2001,
	5.000% 09/01/09	2,000,000	2,019,020
Air Transportation Total			2,019,020
Transportation – 0.2%
DC Washington Metropolitan Area Transit Authority
	Series 1993,
	Insured: FGIC
	6.000% 07/01/10	350,000	367,266
Transportation Total			367,266
TRANSPORTATION TOTAL			2,386,286
UTILITIES – 6.7%
Investor Owned – 0.9%
MD Prince Georges County
	Potomac Electric Power Co.,
	Series 1995,
	5.750% 03/15/10	1,500,000	1,558,950
Investor Owned Total			1,558,950
Joint Power Authority – 1.2%
TX Sam Rayburn Municipal Power Agency
	Series 2002,
	6.000% 10/01/16	2,000,000	2,050,960
Joint Power Authority Total			2,050,960

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – 4.6%
MD Baltimore
	Series 2006,
	Insured: AMBAC
	5.000% 07/01/18	1,125,000	1,175,130
	Series 2007 DC,
	Insured: AMBAC
	5.000% 07/01/19	1,250,000	1,301,950
	Series 2008 A,
	5.000% 07/01/21	1,250,000	1,314,813
MD Water Quality Financing Administration Revolving Loan Fund
	Series 2008 A,
	5.000% 03/01/23	1,000,000	1,054,840
	Series 2008,
	5.000% 03/01/21	2,500,000	2,634,675
Water & Sewer Total			7,481,408
UTILITIES TOTAL			11,091,318

	Total Municipal Bonds (cost of $156,751,978)		156,374,271

		Shares
Investment Company – 3.8%
	Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 1.550%) (c)(d)	6,172,708	6,172,708

	Total Investment Company (cost of $6,172,708)		6,172,708

8

Total Investments – 98.9% (cost of $162,924,686)(e)(f)	$162,546,979

Other Assets & Liabilities, Net – 1.1%	1,862,614

Net Assets – 100.0%	$164,409,593

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued.  SFAS 157 is effective for the Fund’s current fiscal period.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

	•		Level 1 – quoted prices in active markets for identical securities
	•		Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and other)
	•		Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$6,172,708	$—
	Level 2 – Other Significant Observable Inputs	156,374,271	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$162 ,546,979	$—

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2008.
(b)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

9

(c)	Investments in affiliates during the three month period ended June 30, 2008:
Security name: Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 1.550%)

Shares as of 03/31/08:	9,345,660
Shares purchased:	15,106,048
Shares sold:		(18,279,000)
Shares as of 06/30/08:	6,172,708
Net realized gain/loss:	$—
Dividend income earned:	$65,032
Value at end of period:	$6,172,708

(d)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.
(e)	Cost for federal income tax purposes is $162,924,686.
(f)	Unrealized appreciation and depreciation at June 30, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$3,135,140	$(3,512,847)	$(377,707)

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement
XLCA	XL Capital Assurance, Inc.

10

INVESTMENT PORTFOLIO
June 30, 2008 (Unaudited)	Columbia Masters Global Equity Portfolio

		Shares	Value ($)*
Investment Companies (a) – 100.1%
	Columbia Acorn International, Class Z	103,628	4,038,372
	Columbia Marsico 21st Century Fund, Class Z	708,859	9,938,204
	Columbia Multi-Advisor International Equity Fund, Class Z	1,061,930	15,992,666
	Columbia Strategic Investor Fund, Class Z	546,834	10,121,904

	Total Investment Companies (cost of $43,413,938)		40,091,146

	Total Investments – 100.1% (cost of $43,413,938)(b)(c)		40,091,146

	Other Assets & Liabilities, Net – (0.1)%		(58,797)

	Net Assets – 100.0%		40,032,349

Notes to Investment Portfolio:

*	Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of the Class Z shares of the respective Underlying Funds determined as of the close of the New York Stock Exchange on the valuation date.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued.  SFAS 157 is effective for the Portfolio’s current fiscal period.  Under SFAS 157, various inputs are used in determining the value of the Portfolio’s investments.  These inputs are summarized in the three broad levels listed below:

	•	Level 1 – quoted prices in active markets for identical securities
	•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and other)
	•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Portfolio’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$40,091,146	$—
	Level 2 – Other Significant Observable Inputs	—	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$40,091,146	$—

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or its affiliates.
(b)	Cost for federal income tax purposes is $43,413,938.
(c)	Unrealized appreciation and depreciation at June 30, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$345,119	$(3,667,911)	$(3,322,792)

1

INVESTMENT PORTFOLIO
June 30, 2008 (Unaudited)	Columbia Masters Heritage Portfolio

		Shares	Value ($)*
Investment Companies(a) – 100.9%
	Columbia Marsico 21st Century Fund, Class Z	2,649,395	37,144,519
	Columbia Strategic Income Fund, Class Z	6,725,304	38,737,753
	Columbia Strategic Investor Fund, Class Z	2,038,049	37,724,286

	Total Investment Companies (cost of $117,540,627)		113,606,558

	Total Investments– 100.9% (cost of $117,540,627) (b)(c)		113,606,558

	Other Assets & Liabilities, Net – (0.9)%		(992,677)

	Net Assets – 100.0%		112,613,881

Notes to Investment Portfolio:

*	Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of the Class Z shares of the respective Underlying Funds determined as of the close of the New York Stock Exchange on the valuation date.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued.  SFAS 157 is effective for the Portfolio’s current fiscal period.  Under SFAS 157, various inputs are used in determining the value of the Portfolio’s investments.  These inputs are summarized in the three broad levels listed below:

	•		Level 1 – quoted prices in active markets for identical securities
	•		Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and other)
	•		Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Portfolio’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$113,606,558	$—
	Level 2 – Other Significant Observable Inputs	—	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$113,606,558	$—

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or its affiliates.
(b)	Cost for federal income tax purposes is $117,540,627.
(c)	Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$1,394,661	$(5,328,730)	$(3,934,069)

INVESTMENT PORTFOLIO
June 30, 2008 (Unaudited)	Columbia Masters International Equity Portfolio

		Shares	Value ($)*
Investment Companies (a) – 100.1%
	Columbia Acorn International, Class Z	1,275,276	49,697,489
	Columbia Multi-Advisor International Equity Fund, Class Z	13,169,510	198,332,823

	Total Investment Companies (cost of $280,175,992)		248,030,312

	Total Investments – 100.1% (cost of $280,175,992)(b)(c)		248,030,312

	Other Assets & Liabilities, Net – (0.1)%		(239,475)

	Net Assets – 100.0%		247,790,837

Notes to Investment Portfolio:

*	Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of the Class Z shares of the respective Underlying Funds determined as of the close of the New York Stock Exchange on the valuation date.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued.  SFAS 157 is effective for the Portfolio’s current fiscal period.  Under SFAS 157, various inputs are used in determining the value of the Portfolio’s investments.  These inputs are summarized in the three broad levels listed below:

	•		Level 1 – quoted prices in active markets for identical securities
	•		Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and other)
	•		Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Portfolio’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$248,030,312	$—
	Level 2 – Other Significant Observable Inputs	—	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$248,030,312	$—

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or its affiliates.
(b)	Cost for federal income tax purposes is $280,175,992.
(c)	Unrealized appreciation and depreciation at June 30, 2008 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$299,493	$(32,445,173)	$(32,145,680)

1

INVESTMENT PORTFOLIO
June 30, 2008 (Unaudited)	Mortgage- and Asset- Backed Portfolio

		Par ($)	Value ($)*
Mortgage-Backed Securities – 63.0%
Federal Home Loan Mortgage Corp.
	4.920% 05/01/38(a)	13,456,679	13,489,862
	5.000% 08/01/35	2,862,481	2,752,510
	5.000% 05/01/37	5,766,088	5,530,151
	5.000% 06/01/37	5,420,993	5,199,177
	5.500% 05/01/37	7,371,575	7,269,064
	5.927% 04/01/37(a)	631,782	642,192
	6.000% 05/01/38	3,051,490	3,081,946
	6.000% 06/01/38	1,808,435	1,826,484
	6.500% 11/01/32	26,150	27,180
Federal National Mortgage Association
	5.000% 02/01/36	5,555,277	5,343,590
	5.500% 02/01/37	241,731	238,705
	5.500% 04/01/37	8,322,870	8,215,389
	5.500% 05/01/37	4,600,569	4,540,556
	5.500% 06/01/38	10,870,000	10,717,141
	6.500% 11/01/37	2,349,824	2,421,976
	7.000% 02/01/32	47,614	50,553
	7.000% 06/01/32	873	922
	TBA:
	5.500% 07/01/38(b)	6,000,000	5,913,750
	6.000% 07/01/38(b)	11,515,000	11,615,756
Government National Mortgage Association
	7.000% 03/15/31	4,713	5,016

	Total Mortgage-Backed Securities (cost of $89,008,523)		88,881,920
Commercial Mortgage-Backed Securities – 19.7%
Bear Stearns Commercial Mortgage Securities
	5.877% 09/11/38(a)	1,750,000	1,715,091
	5.902% 06/11/40(a)	960,000	913,236
Commercial Mortgage Pass Through Certificates
	6.701% 05/15/32(a)	3,000,000	3,012,873
Credit Suisse Mortgage Capital Certificates
	4.991% 06/15/38	2,312,238	2,301,286
	5.268% 02/15/40	2,000,000	1,952,533
GE Capital Commercial Mortgage Corp.
	4.170% 07/10/37	388,590	384,677
GS Mortgage Securities Corp. II
	5.778% 08/10/45(a)	2,000,000	1,973,891

1

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities – (continued)
JPMorgan Chase Commercial Mortgage Securities Corp.
	5.170% 05/15/47	1,133,545	1,127,511
	5.814% 06/12/43(a)	1,000,000	975,539
	5.815% 02/12/49(a)	2,117,000	2,085,873
	5.992% 06/15/49(a)	3,000,000	2,972,621
LB-UBS Commercial Mortgage Trust
	4.810% 01/15/36(a)	1,300,000	1,214,918
	4.853% 09/15/31	920,000	909,668
	6.462% 03/15/31	530,000	549,543
Merrill Lynch Mortgage Trust
	6.023% 06/12/50(a)	1,045,000	1,001,627
Morgan Stanley Capital I
	5.283% 11/12/41	530,000	523,876
	5.332% 12/15/43	820,000	771,186
	5.379% 11/14/42(a)	315,000	306,953
	5.447% 02/12/44(a)	305,000	283,266
	5.984% 08/12/41(a)	950,000	932,758
Morgan Stanley Dean Witter Capital I
	4.920% 03/12/35	940,000	914,508
Wachovia Bank Commercial Mortgage Trust
	5.509% 04/15/47	1,000,000	932,127
	Total Commercial Mortgage-Backed Securities (cost of $28,114,492)		27,755,561
Asset-Backed Securities – 11.1%
Bear Stearns Asset Backed Security, Inc.
	2.833% 03/25/35(a)	263	263
Capital Auto Receivables Asset Trust
	5.300% 05/15/14	260,000	263,452
Chase Credit Card Master Trust
	2.581% 02/15/11(a)	475,000	474,733
Chase Issuance Trust
	4.260% 05/15/13	1,555,000	1,544,883
	4.960% 09/17/12	2,250,000	2,285,712
Citibank Credit Card Issuance Trust
	5.350% 02/07/20	395,000	377,496
Countrywide Asset-Backed Certificates
	2.573% 11/25/35(a)	48,997	39,758
CSAB Mortgage Backed Trust
	2.583% 06/25/36(a)	132,241	131,816

2

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
Daimler Chrysler Auto Trust
	4.480% 08/08/14	2,000,000	1,991,860
Ford Credit Auto Owner Trust
	5.160% 04/15/13	750,000	755,463
	5.260% 10/15/10	1,389,076	1,402,950
Franklin Auto Trust
	5.360% 05/20/16	234,000	231,221
Keycorp Sudent Loan Trust
	3.230% 07/25/29(a)	791,857	723,188
Master Asset Backed Securities Trust
	2.623% 02/25/36(a)	163,846	162,128
Morgan Stanley Mortgage Loan Trust
	2.603% 10/25/36(a)	528,892	503,756
Residential Funding Mortgage Securities II, Inc.
	2.583% 02/25/36(a)	548,087	519,042
SACO I, Inc.
	2.683% 04/25/35(a)(c)	26,086	17,391
Securitized Asset Backed Receivables LLC Trust
	2.543% 03/25/36(a)	99,694	99,108
SLM Student Loan Trust
	2.836% 03/15/17(a)	782,485	770,150
	2.856% 12/15/20(a)	1,522,000	1,431,489
	3.030% 04/25/17(a)	287,238	286,744
Terwin Mortgage Trust
	2.933% 07/25/34(a)	125,014	124,455
USAA Auto Owner Trust
	5.070% 06/15/13	1,500,000	1,514,097
	Total Asset-Backed Securities (cost of $15,837,778)		15,651,155
Government & Agency Obligations – 7.9%
U.S. GOVERNMENT OBLIGATIONS – 7.9%
U.S. Treasury Notes
	3.500% 05/31/13	6,350,000	6,397,130
	4.375% 12/15/10	4,625,000	4,803,136
U.S. GOVERNMENT OBLIGATIONS TOTAL			11,200,266

	Total Government & Agency Obligations (cost of $11,125,225)		11,200,266

3

		Par ($)	Value ($)
Collateralized Mortgage Obligations – 4.2%
NON - AGENCY – 4.2%
Bear Stearns Adjustable Rate Mortgage Trust
	5.500% 02/25/47(a)	1,207	1,112
Bear Stearns Alt-A Trust
	2.763% 01/25/35(a)	222,078	167,216
Countrywide Alternative Loan Trust
	2.573% 03/25/36(a)	234,475	230,716
IMPAC CMB Trust
	3.463% 10/25/34(a)	268,806	201,631
Lehman Mortgage Trust
	6.500% 01/25/38	39,023	38,280
Morgan Stanley Mortgage Loan Trust
	2.703% 02/25/47(a)	1,513,012	930,464
Sequoia Mortgage Trust
	6.103% 01/20/47(a)	2,627,597	2,458,145
Washington Mutual Mortgage Pass-Through Certificates
	5.656% 11/25/36(a)	77,228	75,671
	5.882% 08/25/46(a)	1,763,703	1,741,156
NON - AGENCY TOTAL			5,844,391

	Total Collateralized Mortgage Obligations (cost of $6,752,948)		5,844,391
Short-Term Obligation – 5.6%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/08, due 07/01/08 at 2.200%, collateralized by a U.S. Government Agency Obligation maturing 06/23/10, market value $8,095,275 (repurchase proceeds $7,934,485)	7,934,000	7,934,000
	Total Short-Term Obligation (cost of $7,934,000)		7,934,000

4

Total Investments – 111.5% (cost of $158,772,966)(d)(e)	$157,267,293

Other Assets & Liabilities, Net – (11.5)%	(16,269,602)

Net Assets – 100.0%	$140,997,691

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

	Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued.  SFAS 157 is effective for the Fund’s current fiscal period.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

	•	Level 1 – quoted prices in active markets for identical securities
	•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and other.)
	•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	The following table summarizes the inputs used, as of June 30, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$28,729,773	$—
	Level 2 – Other Significant Observable Inputs	127,583,111	—
	Level 3 – Significant Unobservable Inputs	954,409	—
	Total	$157,267,293	$—

5

	The following table reconciles asset balances for the three month period ending June 30, 2008 in which significant unobservable inputs (Level 3) were used in determining value:

		Investments in	Other Financial
		Securities	Instruments
	Balance as of April 1, 2008	$1,344,257	$—
	Accretion of discounts	(47)	—
	Realized loss	(281,461)	—
	Change in unrealized appreciation	95,971	—
	Net sales	(1,582,037)	—
	Transfers into Level 3	1,377,726	—
	Balance as of June 30, 2008	$954,409	$—

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2008.
(b)	Security purchased on a delayed delivery basis.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the value of this security, which is not illiquid, represents less than 0.1% of net assets.

(d)	Cost for federal income tax purposes is $158,772,966.
(e)	Unrealized appreciation and depreciation at June 30, 2008 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$462,493	$(1,968,166)	$(1,505,673)

Acronym	Name
TBA	To Be Announced

6

INVESTMENT PORTFOLIO
June 30, 2008 (Unaudited)	Columbia North Carolina Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 96.8%
EDUCATION – 5.6%
Education – 5.6%
NC Appalachian State University
	Series 1998,
	Insured: MBIA
	5.000% 05/15/12	1,000,000	1,057,410
	Series 2005,
	Insured: MBIA
	5.000% 07/15/21	1,485,000	1,535,698
NC Capital Facilities Finance Agency
	Brevard College Corp.,
	Series 2007,
	5.000% 10/01/26	1,000,000	896,030
	Johnson & Wales University,
	Series 2003 A,
	Insured: XLCA
	5.250% 04/01/21	1,000,000	1,008,820
	Meredith College,
	Series 2008,
	6.000% 06/01/31	2,000,000	2,037,280
NC University of North Carolina
	Series 2008 A,
	Insured: Assured Guaranty
	5.000% 10/01/22	2,000,000	2,084,620
PR University of Puerto Rico
	Series 2006,
	5.000% 06/01/15	2,000,000	2,004,440
Education Total			10,624,298
EDUCATION TOTAL			10,624,298
HEALTH CARE – 9.9%
Continuing Care Retirement – 0.8%
NC Medical Care Commission
	Givens Estate, Inc.,
	Series 2007,
	5.000% 07/01/16	1,000,000	1,007,870
	Southminster Project A,
	Series 2007,
	5.450% 10/01/22	500,000	492,660
Continuing Care Retirement Total			1,500,530
Hospitals – 9.1%
AZ University Medical Center Corp.
	Series 2004,
	5.250% 07/01/13	1,000,000	1,019,360
NC Albemarle Hospital Authority
	Series 2007:
	5.250% 10/01/21	2,000,000	1,936,760
	5.250% 10/01/27	1,000,000	941,040

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
NC Charlotte Mecklenburg Hospital Authority
	Series 2008,
	5.250% 01/15/24	2,000,000	2,032,980
NC Medical Care Commission
	Novant Health,
	Series 2003 A:
	5.000% 11/01/13	3,000,000	3,173,730
	5.000% 11/01/17	2,000,000	2,044,380
	Wilson Medical Center,
	Series 2007,
	5.000% 11/01/19	3,385,000	3,361,643
NC Northern Hospital District of Surry County
	5.750% 10/01/24	1,000,000	981,280
NC University of North Carolina Hospitals at Chapel Hill
	Series 1999,
	Insured: AMBAC
	5.250% 02/15/12	1,690,000	1,730,915
Hospitals Total			17,222,088
HEALTH CARE TOTAL			18,722,618
HOUSING – 4.7%
Multi-Family – 2.0%
NC Medical Care Commission
	ARC Project,
	Series 2004 A,
	5.800% 10/01/34	4,000,000	3,848,520
Multi-Family Total			3,848,520
Single-Family – 2.7%
NC Housing Finance Agency
	Series 1996 A-5, AMT,
	5.550% 01/01/19	1,510,000	1,540,502
	Series 1998 A-2, AMT,
	5.200% 01/01/20	690,000	690,462
	Series 1999 A-3, AMT,
	5.150% 01/01/19	905,000	906,294
	Series 1999 A-6, AMT,
	6.000% 01/01/16	415,000	418,042
	Series 2000 A-8, AMT:
	5.950% 07/01/10	280,000	286,056
	6.050% 07/01/12	210,000	213,100
	Series 2007 A-30, AMT,
	5.000% 07/01/23	1,000,000	971,230
Single-Family Total			5,025,686
HOUSING TOTAL			8,874,206

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – 5.1%
Forest Products & Paper – 3.9%
NC Haywood County Industrial Facilities & Pollution Control Financing Authority
	International Paper Co.:
	Series 1999, AMT,
	6.400% 11/01/24	4,000,000	3,967,600
	Series 2007 A,
	4.150% 03/01/14	3,600,000	3,359,124
Forest Products & Paper Total			7,326,724
Oil & Gas – 0.8%
TN Energy Acquisition Corp.
	Series 2006,
	5.250% 09/01/22	1,645,000	1,561,302
Oil & Gas Total			1,561,302
Other Industrial Development Bonds – 0.4%
NC Mecklenberg County Industrial Facilities & Pollution Control Financing Authority
	Fluor Corp.,
	Series 1993,
	5.250% 12/01/09	675,000	676,269
Other Industrial Development Bonds Total			676,269
INDUSTRIALS TOTAL			9,564,295
OTHER – 18.3%
Other – 1.2%
PR Commonwealth of Puerto Rico Government Development Bank
	Series 2006 B:
	5.000% 12/01/12	2,000,000	2,028,160
	5.000% 12/01/15	260,000	260,213
Other Total			2,288,373
Refunded/Escrowed(a) – 16.1%
NC Brunswick County
	Series 2000,
	Insured: FSA,
	Pre-refunded 06/01/10,
	5.500% 06/01/20	1,000,000	1,062,210
NC Charlotte
	Series 2000,
	Pre-refunded 06/01/10,
	5.500% 06/01/12	1,000,000	1,062,210

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
	Water & Sewer System,
	Series 1999,
	Pre-refunded 06/01/09,
	5.375% 06/01/19	2,545,000	2,653,697
NC Durham Water & Sewer Utility System
	Series 2001,
	Pre-refunded 06/01/11,
	5.250% 06/01/16	1,000,000	1,071,590
NC Eastern Municipal Power Agency
	Series 1986 A,
	Escrowed to Maturity,
	5.000% 01/01/17	2,165,000	2,309,774
	Series 1988 A,
	Pre-refunded 01/01/22,
	6.000% 01/01/26	1,000,000	1,172,760
NC Iredell County Public Facilities Corp.
	Series 2000,
	Insured: AMBAC,
	Pre-refunded 06/01/10,
	5.125% 06/01/18	2,180,000	2,300,423
NC Johnson County
	Series 2000,
	Insured: FGIC,
	Pre-refunded 03/01/10:
	5.500% 03/01/15	1,925,000	2,052,550
	5.500% 03/01/16	2,700,000	2,878,902
NC Medical Care Commission
	Pitt County Memorial Hospital,
	Series 1998 B,
	Pre-refunded 12/01/08,
	5.000% 12/01/18	1,000,000	1,023,260
NC Orange County
	Series 2000,
	Pre-refunded 04/01/10:
	5.300% 04/01/17	1,000,000	1,063,790
	5.300% 04/01/18	3,445,000	3,664,757
NC Pitt County
	Series 2000 B,
	Insured: FSA,
	Pre-refunded 04/01/10:
	5.500% 04/01/25	1,000,000	1,057,650
	5.750% 04/01/16	1,390,000	1,476,041
NC Randolph County
	Series 2000,
	Insured: FSA,
	Pre-refunded 06/01/09:
	5.500% 06/01/14	1,115,000	1,163,358
	5.500% 06/01/15	1,000,000	1,043,370

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
NC Wake County
	Series 1993,
	Insured: MBIA,
	Escrowed to Maturity,
	5.125% 10/01/26(b)	3,065,000	3,236,517
Refunded/Escrowed Total			30,292,859
Tobacco – 1.0%
NJ Tobacco Settlement Financing Corp.
	Series 2007 1A,
	4.250% 06/01/12	2,000,000	1,952,680
Tobacco Total			1,952,680
OTHER TOTAL			34,533,912
TAX-BACKED – 36.3%
Local Appropriated – 14.5%
NC Burke County
	Series 2006 B,
	Insured: AMBAC
	5.000% 04/01/18	1,425,000	1,479,421
NC Cabarrus County
	Series 2001,
	5.500% 04/01/13	2,000,000	2,134,340
	Series 2007,
	Insured: AMBAC
	5.000% 02/01/13	400,000	423,936
NC Chapel Hill
	Series 2005,
	5.250% 06/01/21	1,360,000	1,411,830
NC Chatham County
	Series 2006,
	Insured: AMBAC
	5.000% 06/01/20	1,065,000	1,091,476
NC Concord
	Series 2001 A,
	Insured: MBIA
	5.000% 06/01/17	1,490,000	1,543,461
NC Craven County
	Series 2007,
	Insured: MBIA:
	5.000% 06/01/18	2,825,000	2,961,363
	5.000% 06/01/19	1,825,000	1,899,387
NC Dare County
	Series 2005,
	Insured: FGIC
	5.000% 06/01/20	3,005,000	3,050,345
NC Gaston County
	Series 2005,
	Insured: MBIA
	5.000% 12/01/15	1,350,000	1,430,905
NC Greenville
	Series 2004,
	Insured: AMBAC
	5.250% 06/01/22	2,180,000	2,258,327

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
NC Henderson County
	Series 2006 A,
	Insured: AMBAC
	5.000% 06/01/16	1,060,000	1,117,251
NC Iredell County
	Series 2008,
	Insured: FSA
	5.250% 06/01/23	2,570,000	2,693,411
NC Randolph County
	Series 2004,
	Insured: FSA
	5.000% 06/01/14	1,640,000	1,755,505
NC Sampson County
	Series 2006,
	Insured: FSA
	5.000% 06/01/16	1,000,000	1,072,540
NC Wilmington
	Series 2006 A,
	5.000% 06/01/17	1,005,000	1,063,029
Local Appropriated Total			27,386,527
Local General Obligations – 11.8%
NC Cabarrus County
	Series 2006:
	5.000% 03/01/15	1,000,000	1,083,540
	5.000% 03/01/16	1,000,000	1,085,370
NC Charlotte
	Series 2002 C:
	5.000% 07/01/20	1,570,000	1,625,186
	5.000% 07/01/22	1,265,000	1,304,923
NC Craven County
	Series 2002,
	Insured: AMBAC
	5.000% 05/01/19	1,000,000	1,024,950
NC Cumberland County
	Series 1998,
	Insured: FGIC
	5.000% 03/01/17	1,000,000	1,021,550
NC Forsyth County
	Series 2003 B,
	4.750% 03/01/22	1,945,000	1,982,383
NC Gaston County
	Series 2002,
	Insured: AMBAC
	5.250% 06/01/20	1,500,000	1,547,085
NC High Point
	Series 2002,
	Insured: MBIA
	4.500% 06/01/14	1,275,000	1,332,426

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
NC Iredell County
	Series 2006,
	5.000% 02/01/19	2,420,000	2,563,433
NC Mecklenburg County
	Series 1993,
	6.000% 04/01/11	1,000,000	1,078,640
NC New Hanover County
	Series 2001:
	4.600% 06/01/14	1,750,000	1,828,400
	5.000% 06/01/17	2,000,000	2,112,760
NC Orange County
	Series 2005 A,
	5.000% 04/01/22	2,000,000	2,074,040
NC Wilmington
	Series 1997 A,
	Insured: FGIC
	5.000% 04/01/11	460,000	467,618
Local General Obligations Total			22,132,304
Special Non-Property Tax – 4.6%
NC Charlotte
	Storm Water Fee,
	Series 2006,
	5.000% 06/01/17	1,120,000	1,204,717
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2003 AA,
	Insured: MBIA
	5.500% 07/01/18	3,500,000	3,607,240
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 C,
	Insured: FGIC:
	5.500% 07/01/21	1,785,000	1,812,364
	5.500% 07/01/22	2,000,000	2,027,320
Special Non-Property Tax Total			8,651,641
State General Obligations – 5.4%
NC State
	Series 2001 A,
	4.750% 03/01/14	5,000,000	5,235,250
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2007,
	6.250% 07/01/22	2,000,000	2,155,300
PR Commonwealth of Puerto Rico
	Series 2001 A,
	Insured: MBIA
	5.500% 07/01/14	1,725,000	1,805,627

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
	Series 2002 A,
	Insured: FGIC
	5.500% 07/01/17	1,000,000	1,023,150
State General Obligations Total			10,219,327
TAX-BACKED TOTAL			68,389,799
TRANSPORTATION – 0.6%
Airports – 0.6%
NC Charlotte
	Charlotte/Douglas International Airport,
	Series 1999 B, AMT,
	Insured: MBIA
	6.000% 07/01/24	1,000,000	1,016,040
Airports Total			1,016,040
TRANSPORTATION TOTAL			1,016,040
UTILITIES – 16.3%
Joint Power Authority – 6.3%
NC Eastern Municipal Power Agency
	Series 1993 B,
	Insured: FGIC
	6.000% 01/01/22	3,000,000	3,185,790
	Series 2005,
	Insured: AMBAC
	5.250% 01/01/20	3,000,000	3,024,030
	Series 2008 A,
	Insured: Assured Guaranty
	5.250% 01/01/19	1,500,000	1,583,835
NC Municipal Power Agency No. 1
	Series 2003 C-1,
	Insured: AMBAC
	3.750% 01/01/15(c)	775,000	775,000
	Series 2008 A:
	5.250% 01/01/17	1,185,000	1,239,546
	5.250% 01/01/20	2,000,000	2,065,000
Joint Power Authority Total			11,873,201
Municipal Electric – 2.6%
NC Greenville Utilities Commission
	Series 2000 A,
	Insured: MBIA
	5.500% 09/01/19	1,000,000	1,016,540
	Series 2008 A,
	Insured: FSA
	5.000% 11/01/18	1,040,000	1,121,338
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2007 TT,
	5.000% 07/01/22	1,000,000	994,030

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – (continued)
	Series 2007 V V,
	Insured: MBIA
	5.250% 07/01/25	1,690,000	1,763,684
Municipal Electric Total			4,895,592
Water & Sewer – 7.4%
NC Brunswick County
	Enterprise Systems,
	Series 2008 A,
	Insured: FSA:
	5.000% 04/01/20	1,915,000	2,025,132
	5.000% 04/01/22	1,390,000	1,452,105
NC Greensboro City
	Series 2006:
	5.250% 06/01/17	2,000,000	2,201,540
	5.250% 06/01/22	1,200,000	1,306,596
NC High Point
	Combined Enterprise,
	Series 2008,
	Insured: FSA:
	5.000% 11/01/24	1,000,000	1,048,490
	5.000% 11/01/25	1,000,000	1,045,110
NC Raleigh
	Series 2006 A,
	5.000% 03/01/16	1,500,000	1,622,850
NC Winston Salem
	Series 2007 A,
	5.000% 06/01/19	3,000,000	3,205,230
Water & Sewer Total			13,907,053
UTILITIES TOTAL			30,675,846

	Total Municipal Bonds (cost of $182,766,268)		182,401,014

		Shares
Investment Company – 3.6%
	Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 1.550%) (d)(e)	6,827,000	6,827,000

	Total Investment Company (cost of $6,827,000)		6,827,000

9

Total Investments – 100.4% (cost of $189,593,268)(f)(g)	$189,228,014

Other Assets & Liabilities, Net – (0.4)%	(701,052)

Net Assets – 100.0%	$188,526,962

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued.  SFAS 157 is effective for the Fund’s current fiscal period.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other)

•      Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 – Quoted Prices	$6,827,000	$(156,039)
Level 2 – Other Significant Observable Inputs	182,401,014	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$189,228,014	$(156,039)

10

* Other financial instruments consist of futures contracts which are not included in the investment portfolio.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(b)	A portion of this security with a market value of $316,788 is pledged as collateral for open futures contracts.
(c)	The interest rate shown on floating rate or variable securities reflects the rate as of June 30, 2008.
(d)	Investments in affiliates during the three month period ended June 30, 2008: Security name: Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 1.550%)

Shares as of 03/31/08:	9,890,000
Shares purchased:	23,928,084
Shares sold:	(26,991,084)
Shares as of 06/30/08:	6,827,000
Net realized gain (loss):	$—
Dividend income earned:	$36,843
Value at end of period:	$6,827,000

(e)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.
(f)	Cost for federal income tax purposes is $189,593,268.
(g)	Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$3,419,366	$(3,784,620)	$(365,254)

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
MBIA	MBIA Insurance Corp.
XLCA	XL Capital Assurance, Inc.

At June 30, 2008, the Fund held the following open short futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
10-Year U.S Treasury Notes	89	$10,139,047	$9,983,008	Sept-2008	$(156,039)

11

INVESTMENT PORTFOLIO
June 30, 2008 (Unaudited)	Columbia Short Term Bond Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 28.6%
BASIC MATERIALS – 0.3%
Iron/Steel – 0.3%
Nucor Corp.
	5.000% 06/01/13	3,489,000	3,513,001
Iron/Steel Total			3,513,001
BASIC MATERIALS TOTAL			3,513,001
COMMUNICATIONS – 3.2%
Media – 0.8%
Comcast Corp.
	5.500% 03/15/11	2,885,000	2,887,175
	5.850% 01/15/10	2,500,000	2,538,308
Time Warner Cable, Inc.
	6.200% 07/01/13	4,700,000	4,779,275
Media Total			10,204,758
Telecommunication Services – 2.4%
AT&T, Inc.
	6.250% 03/15/11	7,750,000	8,013,678
British Telecommunications PLC
	5.150% 01/15/13	2,855,000	2,783,431
Deutsche Telekom International Finance BV
	3.875% 07/22/08	5,250,000	5,249,685
Telefonica Emisones SAU
	5.984% 06/20/11	3,450,000	3,501,026
Verizon Global Funding Corp.
	7.250% 12/01/10	4,000,000	4,246,600
Vodafone Group PLC
	7.750% 02/15/10	4,475,000	4,676,227
Telecommunication Services Total			28,470,647
COMMUNICATIONS TOTAL			38,675,405
CONSUMER CYCLICAL – 1.4%
Retail – 1.4%
CVS Caremark Corp.
	5.750% 08/15/11	3,500,000	3,586,132
Target Corp.
	6.350% 01/15/11	6,200,000	6,465,775

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
Wal-Mart Stores, Inc.
	6.875% 08/10/09	6,750,000	6,998,137
Retail Total			17,050,044
CONSUMER CYCLICAL TOTAL			17,050,044
CONSUMER NON-CYCLICAL – 2.7%
Beverages – 0.6%
Coca-Cola Enterprises, Inc.
	5.750% 11/01/08	1,275,000	1,284,165
Diageo Capital PLC
	4.375% 05/03/10	6,030,000	6,036,404
Beverages Total			7,320,569
Cosmetics/Personal Care – 0.0%
Procter & Gamble Co.
	6.875% 09/15/09	200,000	208,412
Cosmetics/Personal Care Total			208,412
Food – 0.7%
ConAgra Foods, Inc.
	7.875% 09/15/10	3,796,000	4,012,691
Kraft Foods, Inc.
	5.625% 08/11/10	4,100,000	4,198,240
Food Total			8,210,931
Healthcare Services – 0.3%
UnitedHealth Group, Inc.
	4.125% 08/15/09	3,675,000	3,641,715
Healthcare Services Total			3,641,715
Pharmaceuticals – 1.1%
Abbott Laboratories
	5.600% 05/15/11	6,775,000	7,084,794
Wyeth
	6.950% 03/15/11	5,531,000	5,855,072
Pharmaceuticals Total			12,939,866
CONSUMER NON-CYCLICAL TOTAL			32,321,493
ENERGY – 1.6%
Oil & Gas – 1.1%
Canadian Natural Resources Ltd.
	5.450% 10/01/12	1,500,000	1,513,647
	6.700% 07/15/11	2,000,000	2,082,796

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
Conoco Funding Co.
	6.350% 10/15/11	5,675,000	6,001,630
Valero Energy Corp.
	6.875% 04/15/12	3,415,000	3,544,917
Oil & Gas Total			13,142,990
Oil & Gas Services – 0.3%
Weatherford International Ltd.
	5.150% 03/15/13	3,285,000	3,265,865
Oil & Gas Services Total			3,265,865
Pipelines – 0.2%
TransCanada Pipelines Ltd.
	6.125% 02/19/10	2,500,000	2,576,002
Pipelines Total			2,576,002
ENERGY TOTAL			18,984,857
FINANCIALS – 14.0%
Banks – 3.7%
Barclays Bank PLC
	7.400% 12/15/09	3,165,000	3,281,336
Deutsche Bank AG
	4.875% 05/20/13	5,500,000	5,410,394
Fifth Third Bank
	4.200% 02/23/10	6,275,000	6,019,005
Mellon Funding Corp.
	6.375% 02/15/10	3,360,000	3,456,526
PNC Funding Corp.
	4.500% 03/10/10(a)	4,000,000	3,981,036
Regions Financial Corp.
	4.500% 08/08/08	2,385,000	2,387,957
SunTrust Banks, Inc.
	4.250% 10/15/09	5,525,000	5,465,662
U.S. Bank National Association
	6.375% 08/01/11	8,850,000	9,243,728
Wells Fargo & Co.
	3.120% 08/15/08	5,200,000	5,193,131
Banks Total			44,438,775
Diversified Financial Services – 7.5%
American Express Credit Corp.
	5.875% 05/02/13	9,000,000	8,947,584
Capital One Bank
	5.750% 09/15/10(a)	5,650,000	5,630,044

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Citigroup, Inc.
	4.250% 07/29/09(a)	4,625,000	4,598,439
Countrywide Home Loans, Inc.
	4.125% 09/15/09	4,625,000	4,417,259
Credit Suisse First Boston USA, Inc.
	4.875% 08/15/10	6,800,000	6,869,088
General Electric Capital Corp.
	4.875% 10/21/10	10,000,000	10,157,220
Goldman Sachs Group, Inc.
	4.500% 06/15/10	6,135,000	6,143,233
HSBC Finance Corp.
	7.000% 05/15/12	8,275,000	8,571,245
JPMorgan & Co.
	6.000% 01/15/09	8,250,000	8,306,265
JPMorgan Chase & Co.
	3.800% 10/02/09(a)	2,500,000	2,472,690
Lehman Brothers Holdings, Inc.
	3.950% 11/10/09	5,365,000	5,190,342
Merrill Lynch & Co., Inc.
	4.125% 01/15/09(a)	4,500,000	4,448,525
	6.150% 04/25/13	2,000,000	1,938,402
Morgan Stanley
	3.875% 01/15/09	5,400,000	5,379,080
	4.250% 05/15/10(a)	2,000,000	1,940,596
National Rural Utilities Cooperative Finance Corp.
	5.500% 07/01/13	1,550,000	1,567,775
	5.750% 08/28/09(a)	3,975,000	4,054,091
Diversified Financial Services Total			90,631,878
Insurance – 1.6%
Allstate Corp.
	7.200% 12/01/09	6,000,000	6,245,250
American International Group, Inc.
	5.375% 10/18/11	6,000,000	5,882,670
Genworth Financial, Inc.
	4.750% 06/15/09	4,010,000	3,989,533
Principal Life Income Funding Trusts
	5.300% 04/24/13	3,475,000	3,475,021
Insurance Total			19,592,474

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts (REITs) – 0.4%
Simon Property Group LP
	4.875% 03/18/10	4,350,000	4,315,165
Real Estate Investment Trusts (REITs) Total			4,315,165
Savings & Loans – 0.8%
Western Financial Bank
	9.625% 05/15/12	9,050,000	9,417,502
Savings & Loans Total			9,417,502
FINANCIALS TOTAL			168,395,794
INDUSTRIAL – 1.9%
Aerospace & Defense – 0.3%
United Technologies Corp.
	6.100% 05/15/12	1,719,000	1,818,824
	6.500% 06/01/09(a)	1,750,000	1,805,682
Aerospace & Defense Total			3,624,506
Machinery – 0.8%
Caterpillar Financial Services Corp.
	4.300% 06/01/10	6,295,000	6,331,681
John Deere Capital Corp.
	4.500% 04/03/13	4,015,000	3,964,865
Machinery Total			10,296,546
Miscellaneous Manufacturing – 0.2%
3M Co.
	5.125% 11/06/09	1,850,000	1,895,619
Miscellaneous Manufacturing Total			1,895,619
Transportation – 0.6%
Burlington Northern Santa Fe Corp.
	6.750% 07/15/11	3,610,000	3,785,897
Union Pacific Corp.
	3.875% 02/15/09	3,825,000	3,818,704
Transportation Total			7,604,601
INDUSTRIAL TOTAL			23,421,272
TECHNOLOGY – 1.3%
Computers – 0.4%
International Business Machines Corp.
	4.950% 03/22/11(a)	5,010,000	5,131,417
Computers Total			5,131,417
Networking Products – 0.4%
Cisco Systems, Inc.

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
TECHNOLOGY – (continued)
Networking Products – (continued)
	5.250% 02/22/11	4,765,000	4,905,992
Total Networking Products			4,905,992
Office/Business Equipment – 0.1%
Pitney Bowes Credit Corp.
	5.750% 08/15/08	1,525,000	1,529,682
Office/Business Equipment Total			1,529,682
Software – 0.4%
Oracle Corp.
	5.000% 01/15/11	4,000,000	4,077,884
Software Total			4,077,884
TECHNOLOGY TOTAL			15,644,975
UTILITIES – 2.2%
Electric – 1.9%
American Electric Power Co., Inc.
	5.375% 03/15/10	4,740,000	4,789,794
Consolidated Edison Co. of New York, Inc.
	4.875% 02/01/13	4,015,000	3,967,739
Exelon Generation Co. LLC
	6.950% 06/15/11	4,525,000	4,676,909
Pacific Gas & Electric Co.
	4.200% 03/01/11	4,850,000	4,809,328
Virginia Electric & Power Co.
	5.100% 11/30/12	4,535,000	4,537,263
Electric Total			22,781,033
Gas – 0.3%
Sempra Energy
	4.750% 05/15/09	3,810,000	3,823,601
Gas Total			3,823,601
UTILITIES TOTAL			26,604,634

	Total Corporate Fixed-Income Bonds & Notes (cost of $346,498,295)		344,611,475
Collateralized Mortgage Obligations – 20.7%
AGENCY – 5.0%
Federal Home Loan Mortgage Corp.
	4.000% 09/15/15	2,312,627	2,313,194
	4.500% 03/15/17	1,613,803	1,617,389
	4.500% 08/15/28	2,167,391	2,162,040

6

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
AGENCY – (continued)
	5.000% 10/15/27	2,335,596	2,370,687
	5.500% 08/15/13	789,741	804,520
	5.500% 11/15/21	8,453,301	8,640,411
	5.500% 04/15/26	2,000,000	2,041,881
	5.500% 12/15/26	8,586,576	8,725,759
	5.500% 10/15/27	3,808,331	3,885,259
	6.000% 03/15/19	2,735,000	2,802,152
	6.000% 06/15/25	3,935,236	4,021,254
	6.000% 06/15/31	270,902	275,861
	7.000% 06/15/22	102,980	102,867
	I.O.,
	5.500% 05/15/27	437,906	24,447
Federal National Mortgage Association
	(b) 05/25/23	1,164,110	966,343
	5.000% 04/25/16	1,632,972	1,648,862
	5.000% 04/25/31	2,448,125	2,462,852
	5.000% 09/25/33	4,205,147	4,250,398
	5.500% 02/25/28	509,760	509,197
Government National Mortgage Association
	4.500% 08/20/35	598,579	601,301
	5.000% 05/16/27	336,076	336,518
	5.000% 06/20/28	9,620,000	9,745,234
AGENCY TOTAL			60,308,426
NON - AGENCY – 15.7%
Bank of America Mortgage Securities
	4.080% 03/25/34(c)	4,169,607	3,966,881
	5.090% 11/25/35(c)	2,015,659	1,992,207
	5.250% 02/25/18	542,352	549,818
Bear Stearns Adjustable Rate Mortgage Trust
	5.208% 09/25/34(c)	1,858,721	1,649,213
	6.418% 04/25/34(c)	764,238	739,079
Chase Mortgage Finance Corp.
	6.009% 03/25/37(c)	793,652	793,122
Countrywide Alternative Loan Trust
	2.883% 03/25/34(c)	494,243	467,466
	5.250% 08/25/35	6,656,227	6,333,832
	5.500% 07/25/34	2,059,361	1,997,402
Countrywide Home Loan Mortgage Pass Through Trust
	2.983% 03/25/34(c)	3,016,770	2,913,160
	5.500% 09/25/35	22,713,686	22,550,966

7

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
NON - AGENCY – (continued)
Credit Suisse Mortgage Capital Certificates
	5.750% 02/25/36	7,265,505	7,254,943
GMAC Mortgage Corporation Loan Trust
	2.983% 05/25/18(c)	2,226,238	2,174,350
IMPAC CMB Trust
	2.863% 08/25/35(c)	1,250,916	801,232
JPMorgan Mortgage Trust
	5.701% 04/25/37(c)	10,921,378	10,778,020
	5.755% 04/25/36(c)	14,845,411	14,435,262
	6.041% 10/25/36(c)	14,835,821	14,638,945
MASTR Asset Securitization Trust
	5.750% 05/25/36	12,909,357	12,889,307
PNC Mortgage Securities Corp.
	(b) 04/28/27	4,282	4,240
Residential Accredit Loans, Inc.
	3.083% 07/25/32(c)	32,994	28,508
SACO I, Inc.
	7.000% 08/25/36(d)	138,536	136,805
Structured Adjustable Rate Mortgage Loan Trust
	5.796% 07/25/36(c)	4,760,172	3,825,671
Structured Asset Securities Corp.
	5.500% 05/25/33	295,492	279,546
	5.500% 07/25/33	192,324	189,252
	5.750% 04/25/33	1,884,960	1,756,033
Washington Mutual Alternative Mortgage Pass-Through Certificates
	5.500% 10/25/35	3,045,576	2,970,191
Washington Mutual Mortgage Pass-Through Certificates
	4.678% 05/25/35(c)	676,837	675,214
	5.543% 01/25/37(c)	19,875,039	19,776,916
	5.647% 11/25/36(c)	14,704,940	14,408,320
	5.878% 07/25/37(c)	11,273,960	10,879,924
	6.069% 10/25/36(c)	8,448,738	8,387,155
Wells Fargo Mortgage Backed Securities Trust
	4.000% 08/25/34(c)	2,435,000	2,387,174
	4.500% 08/25/18	1,737,988	1,714,580
	4.956% 09/25/35(c)	4,524,728	4,469,601
	4.993% 12/25/34(c)	2,461,005	2,404,347

8

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
NON - AGENCY – (continued)
	5.240% 04/25/36(c)	6,552,703	6,450,923
	5.250% 08/25/33	2,177,629	2,158,087
NON - AGENCY TOTAL			189,827,692

	Total Collateralized Mortgage Obligations (cost of $254,277,861)		250,136,118
Asset-Backed Securities – 19.2%
ABFS Mortgage Loan Trust
	4.428% 12/15/33(c)	4,096	3,898
AmeriCredit Automobile Receivables Trust
	4.870% 12/06/10	2,969,327	2,957,709
	5.190% 11/06/11	9,550,000	9,477,113
	5.210% 10/06/11	2,368,028	2,357,390
	5.420% 08/08/11	3,983,308	3,920,872
	5.420% 05/07/12	23,400,000	22,686,953
Amresco Residential Securities Mortgage Loan Trust
	2.963% 07/25/28(c)	14,774	12,580
Capital Auto Receivables Asset Trust
	3.920% 11/16/09	1,500,000	1,500,429
	5.000% 04/15/11	1,000,000	1,014,563
	5.010% 04/16/12	12,650,000	12,792,958
	5.020% 09/15/11	800,000	812,083
Capital One Auto Finance Trust
	5.030% 04/15/12	5,900,000	5,752,627
	5.070% 07/15/11	3,208,134	3,146,875
Capital One Prime Auto Receivables Trust
	5.470% 06/15/11	4,100,000	4,168,552
Cityscape Home Equity Loan Trust
	7.380% 07/25/28(c)	186,917	186,498
	7.410% 05/25/28	40,256	39,791
CNH Equipment Trust
	4.990% 10/15/10	21,667,000	21,814,039
Daimler Chrysler Auto Trust
	5.280% 03/08/13	17,700,000	17,896,226
Fifth Third Auto Trust
	4.070% 01/17/12	7,400,000	7,389,443
First Alliance Mortgage Loan Trust
	6.680% 06/25/25	90,319	79,082
	8.225% 09/20/27	281,342	245,868

9

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
First Plus Home Loan Trust
	7.720% 05/10/24(c)	33,718	33,476
Ford Credit Auto Owner Trust
	4.640% 04/15/10	500,000	500,307
	5.160% 11/15/10	3,565,000	3,613,987
	5.160% 04/15/13	10,554,000	10,630,874
	5.240% 07/15/12	997,500	1,009,732
	5.250% 09/15/11	1,500,000	1,527,493
Franklin Auto Trust
	5.360% 05/20/16	2,088,000	2,063,205
GE Equipment Midticket LLC
	4.530% 06/14/11	3,000,000	3,020,801
GS Auto Loan Trust
	5.480% 12/15/14	8,140,000	8,248,794
Harley-Davidson Motorcycle Trust
	5.100% 05/15/12	4,500,000	4,558,407
Honda Auto Receivables Owner Trust
	5.250% 08/18/09	635,049	636,829
IMC Home Equity Loan Trust
	7.080% 08/20/28	25,874	25,828
	7.310% 11/20/28	180,694	179,737
	7.500% 04/25/26	161,822	160,506
	7.520% 08/20/28	506,636	505,744
Long Beach Auto Receivables Trust
	4.972% 10/15/11	5,000,000	5,036,582
Nissan Auto Lease Trust
	5.140% 07/15/11	6,000,000	6,022,027
	5.200% 05/17/10	1,100,000	1,112,649
Nissan Auto Receivables Owner Trust
	5.030% 05/16/11	997,500	1,013,708
	5.160% 02/15/10	578,745	582,558
Novastar Home Equity Loan
	3.263% 05/25/33(c)	3,266,556	2,741,830
Onyx Acceptance Grantor Trust
	3.910% 09/15/11	1,625,669	1,610,315
Residential Asset Mortgage Products, Inc.
	3.163% 03/25/33(c)	374,090	195,772
Residential Funding Mortgage Securities II, Inc.
	2.773% 08/25/33(c)	29,640	22,366
	4.760% 07/25/28	2,180,000	2,007,321
SLM Student Loan Trust
	2.836% 03/15/17(c)	1,995,336	1,963,884
	2.856% 12/15/20(c)	9,415,000	8,855,106

10

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
Terwin Mortgage Trust
	2.933% 07/25/34(c)	964,392	960,080
Triad Auto Receivables Owner Trust
	5.260% 11/14/11	734,138	726,445
UPFC Auto Receivables Trust
	4.980% 08/15/11	1,542,772	1,520,087
	5.010% 08/15/12	8,200,000	7,990,916
	5.490% 05/15/12	708,844	691,906
USAA Auto Owner Trust
	4.130% 11/15/11	2,569,156	2,579,111
	4.170% 02/15/11	12,250,000	12,312,588
	4.900% 02/15/12	2,500,000	2,532,792
Volkswagen Auto Loan Enhanced Trust
	4.860% 04/20/12	6,000,000	6,054,269
Wachovia Auto Loan Owner Trust
	5.080% 04/20/12(d)	9,500,000	9,555,653
	Total Asset-Backed Securities (cost of $231,076,520)		231,059,234
Mortgage-Backed Securities – 11.7%
Federal Home Loan Mortgage Corp.
	4.000% 05/01/11	3,625,781	3,599,212
	4.500% 11/01/20	2,803,783	2,727,030
	4.500% 03/01/21	6,058,766	5,862,073
	4.895% 04/01/35(c)	712,994	720,307
	5.500% 05/01/17	132,042	133,818
	5.500% 09/01/17	465,679	471,941
	5.500% 12/01/17	2,336,121	2,367,537
	5.500% 01/01/19	12,394	12,555
	5.500% 07/01/19	465,347	471,387
	5.500% 12/01/20	6,609,225	6,678,484
	5.500% 02/01/21	12,108,799	12,197,849
	5.500% 08/01/21	31,088,605	31,317,236
	5.604% 01/01/36(c)	2,349,983	2,394,120
	5.687% 03/01/34(c)	1,678,548	1,694,616
	5.913% 07/01/36(c)	114,655	116,812
	6.000% 03/01/17	60,979	62,484
	6.000% 04/01/17	66,631	68,276
	6.000% 06/01/17	4,131	4,232
	6.000% 08/01/17	185,624	190,207
	6.000% 08/01/21	2,089,285	2,141,100
	6.000% 09/01/21	669,903	686,516

11

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	6.000% 10/01/21	7,380,687	7,563,728
	7.000% 11/01/28	298,606	316,512
	7.500% 09/01/15	90,259	94,647
	8.500% 07/01/30	45,955	50,918
Federal National Mortgage Association
	3.247% 06/01/33(c)	2,671,679	2,650,921
	4.243% 04/01/34(c)	2,524,561	2,542,176
	4.429% 03/01/34(c)	2,115,310	2,135,686
	4.500% 11/01/14	2,302,217	2,281,145
	4.500% 06/01/34(c)	1,501,370	1,519,458
	4.616% 07/01/34(c)	4,746,556	4,817,527
	4.733% 07/01/34(c)	2,550,727	2,589,711
	4.784% 06/01/35(c)	3,248,184	3,262,562
	4.852% 01/01/35(c)	2,438,867	2,460,805
	4.992% 07/01/35(c)	3,045,504	3,071,227
	5.476% 10/01/35(c)	2,820,146	2,847,621
	5.500% 05/01/21	1,430,587	1,442,643
	5.500% 11/01/21	9,388,748	9,467,867
	5.600% 04/01/36(c)	5,203,900	5,294,464
	5.803% 07/01/36(c)	138,485	141,161
	6.000% 03/01/09	112,460	114,796
	6.000% 05/01/09	25,071	25,592
	6.000% 03/01/37	3,451,278	3,458,803
	6.124% 09/01/37(c)	1,885,530	1,924,469
	6.175% 12/01/31(c)	65,211	65,666
	6.500% 03/01/12	22,232	23,148
	7.500% 08/01/15	53,043	55,354
	7.500% 10/01/28	1,558,666	1,684,323
	7.500% 01/01/29	592,434	640,195
	8.000% 05/01/15	90,193	95,164
	8.000% 01/01/16	185,543	195,715
	8.000% 08/01/30	21,973	23,775
	8.000% 05/01/31	54,078	58,512
	8.000% 07/01/31	32,240	34,872
	9.000% 04/01/16	41,583	41,634
Government National Mortgage Association
	5.250% 03/20/30(c)	68,893	69,218
	5.625% 07/20/18(c)	309,473	313,350
	6.375% 04/20/22(c)	1,877,337	1,910,754
	6.375% 06/20/29(c)	341,569	347,832

12

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	6.500% 09/15/13	43,388	45,009
	6.500% 03/15/32	3,092	3,211
	6.500% 11/15/33	313,040	324,739
	7.000% 11/15/13	53,640	56,197
	7.000% 04/15/29	60,911	64,924
	7.000% 08/15/29	3,815	4,066
	8.000% 10/15/17	355,288	384,881
	8.500% 09/15/09	2,516	2,526
	8.500% 04/15/10	8,798	8,841
	9.000% 12/15/09	54,551	54,897
Small Business Administration
	2.625% 06/25/22(c)	202,383	203,337

	Total Mortgage-Backed Securities (cost of $139,182,514)		140,704,371
Government & Agency Obligations – 9.7%
FOREIGN GOVERNMENT OBLIGATIONS – 1.7%
Morocco Government AID Bond
	3.188% 05/01/23(c)	975,000	930,959
Province of Quebec
	5.000% 07/17/09(a)	8,655,000	8,807,311
Svensk Exportkredit AB
	5.000% 05/22/09(a)	4,915,000	4,990,524
United Mexican States
	4.625% 10/08/08(a)	6,000,000	6,012,000
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			20,740,794
U.S. GOVERNMENT AGENCIES – 5.1%
Federal Home Loan Bank
	5.250% 06/10/11	1,780,000	1,862,280
	5.330% 03/06/12(a)	5,200,000	5,281,000
	5.375% 07/17/09	9,500,000	9,739,305
Federal Home Loan Mortgage Corp.
	6.625% 09/15/09(a)	20,500,000	21,390,848
Federal National Mortgage Association
	4.000% 09/02/08	20,000,000	20,033,400
	5.000% 04/20/09(c)	1,835,000	1,865,920
	5.375% 08/15/09(e)	1,000,000	1,027,351
U.S. GOVERNMENT AGENCIES TOTAL			61,200,104
U.S. GOVERNMENT OBLIGATIONS – 2.9%
U.S. Treasury Inflation Indexed Bond
	3.500% 01/15/11(a)	6,694,721	7,287,833

13

		Par ($)	Value ($)
Government & Agency Obligations – (continued)
U.S. GOVERNMENT OBLIGATIONS – (continued)
U.S. Treasury Notes
	4.625% 07/31/09	5,750,000	5,885,666
	4.875% 06/30/09(a)	22,000,000	22,537,966
U.S. GOVERNMENT OBLIGATIONS TOTAL			35,711,465

	Total Government & Agency Obligations (cost of $115,628,442)		117,652,363
Commercial Mortgage-Backed Securities – 7.7%
Bear Stearns Commercial Mortgage Securities, Inc.
	3.869% 02/11/41	6,500,000	6,474,304
CS First Boston Mortgage Securities Corp.
	3.727% 03/15/35	715,188	687,754
	4.302% 07/15/36	3,475,000	3,459,878
	4.512% 07/15/37	1,000,000	990,010
First Union National Bank Commercial Mortgage Trust
	6.141% 02/12/34	3,175,000	3,239,345
GE Capital Commercial Mortgage Corp.
	4.970% 08/11/36	2,967,056	2,963,906
GS Mortgage Securities Trust
	5.690% 08/10/45	7,609,020	7,520,876
JPMorgan Chase Commercial Mortgage Securities Corp.
	4.334% 07/15/42	581,054	579,654
	4.914% 07/12/37	7,349,105	7,342,712
	5.538% 02/12/49	13,384,903	13,351,428
	5.651% 06/15/49	2,564,657	2,564,027
JPMorgan Commercial Mortgage Finance Corp.
	6.812% 01/15/30	8,428,000	8,679,514
LB-UBS Commercial Mortgage Trust
	5.642% 12/15/25	5,837,731	5,892,260
Merrill Lynch Mortgage Investors, Inc.
	I.O.,
	0.917% 12/15/30(c)	10,402,122	110,800
Merrill Lynch Mortgage Trust
	4.446% 09/12/42	4,361,805	4,355,674
Morgan Stanley Capital I
	4.517% 01/14/42	1,311,357	1,310,094
	4.690% 06/13/41	1,410,000	1,405,429
	5.257% 12/15/43	4,477,666	4,459,413
	5.283% 11/12/41	1,372,000	1,356,147

14

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities – (continued)
Nomura Asset Securities Corp.
	6.590% 03/15/30	446,217	448,296
PNC Mortgage Acceptance Corp.
	5.910% 03/12/34	954,523	961,148
Prudential Securities Secured Financing Corp.
	6.480% 11/01/31	893,552	895,539
	7.701% 06/16/31(c)	12,876,000	13,202,775
Salomon Brothers Mortgage Securities VII
	6.428% 12/18/35	1,134,546	1,161,116

	Total Commercial Mortgage-Backed Securities (cost of $93,417,928)		93,412,099

		Shares
Securities Lending Collateral – 5.7%
	State Street Navigator Securities Lending Prime Portfolio (f) (7 day yield of 2.633%)	68,148,550	68,148,550

	Total Securities Lending Collateral (cost of $68,148,550)		68,148,550

		Par ($)
Short-Term Obligation – 1.8%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/08, due 07/01/08 at 2.200%, collateralized by a U.S. Government Agency Obligation maturing 08/23/17, market value $22,521,906 (repurchase proceeds $22,079,349)	22,078,000	22,078,000

	Total Short-Term Obligation (cost of $22,078,000)		22,078,000

15

Total Investments – 105.1% (cost of $1,270,308,110)(g)(h)	$1,267,802,210

Other Assets & Liabilities, Net – (5.1)%	(61,421,186)

Net Assets – 100.0%	$1,206,381,024

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued.  SFAS 157 is effective for the Fund’s current fiscal period.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and other)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 – Quoted Prices	$103,860,015	$120,873
Level 2 – Other Significant Observable Inputs	1,161,737,946	—
Level 3 – Significant Unobservable Inputs	2,204,249	—
Total	$1,267,802,210	$120,873

16

	*Other financial instruments consist of futures contracts which are not included in the investment portfolio.

	The following table reconciles asset balances for the three month period ending June 30, 2008 in which significant unobservable inputs (Level 3) were used in determining value:

		Investments in	Other Financial
		Securities	Instruments
	Balance as of April 1, 2008	$10,584,107	$—
	Amortization of premiums	27	—
	Realized loss	(10)	—
	Change in unrealized depreciation	(47,491)	—
	Net purchases	2,077,861	—
	Transfers out of Level 3	(10,410,245)	—
	Balance as of June 30, 2008	$2,204,249	$—

(a)	All or a portion of this security was on loan at June 30, 2008. The total market value of securities on loan at June 30, 2008 is $66,703,753.
(b)	Zero coupon bond.
(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2008.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities, which are not illiquid, amounted to $9,692,458, which represents 0.8% of net assets.

(e)	The security or a portion of the security is pledged as collateral for open futures contracts. At June 30, 2008, the total market value of securities pledged amounted to $410,940.
(f)	Investment made with cash collateral received from securities lending activity.
(g)	Cost for federal income tax purposes is $1,270,308,110.
(h)	Unrealized appreciation and depreciation at June 30, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$8,306,752	$(10,812,652)	$(2,505,900)

At June 30, 2008, the Fund held the following open long futures contract:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
2-Year U.S. Treasury Notes	63	$13,305,797	$13,184,924	Sept-2008	$120,873

Acronym	Name

I.O.	Interest Only

17

INVESTMENT PORTFOLIO
June 30, 2008 (Unaudited)	Columbia Short-Term Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 92.5%
EDUCATION – 9.5%
Education – 9.5%
FL Board of Education
	Series 2003 I,
	5.000% 06/01/10	9,420,000	9,812,531
FL Palm Beach County School Board
	Series 2002 E,
	Insured: AMBAC
	5.250% 08/01/12	7,625,000	8,022,720
FL Pasco County School District Sales Tax Revenue
	Series 2007,
	Insured: FSA
	5.000% 10/01/10	4,500,000	4,708,980
FL St Lucie County School District Sales Tax Revenue
	Series 2006,
	Insured: FGIC
	5.000% 10/01/09	1,000,000	1,026,380
FL University Athletic Association, Inc.
	Series 2006,
	3.800% 10/01/31(a)	3,510,000	3,547,908
MI Municipal Bond Authority
	Series 2002,
	5.250% 06/01/09	7,500,000	7,728,750
	Series 2003 A,
	5.250% 06/01/10	1,900,000	1,984,759
MI Plymouth Canton Community School District
	Series 1999, LOC: QSBLF
	4.750% 05/01/14	2,475,000	2,536,603
MO St. Louis County Rockwood School District Number R-6
	Series 2001,
	5.250% 02/01/11	3,500,000	3,692,045
NV Clark County School District
	Series 2003 D,
	Insured: MBIA
	5.250% 06/15/10	4,000,000	4,183,800
PA University Pittsburgh Of The Commonwealth Systems Of Higher Education
	Panthers,
	Series 2007,
	5.000% 08/01/10	3,500,000	3,651,410
Private Colleges & Universities Authority
	Emory University,
	Series 2008 B,
	5.000% 09/01/11	4,000,000	4,210,280

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
EDUCATION – (continued)
Education – (continued)
TX University of Texas Permanent University Fund
	Series 2006,
	5.000% 07/01/09	5,795,000	5,979,629
Education Total			61,085,795
EDUCATION TOTAL			61,085,795
HEALTH CARE – 5.0%
Health Services – 2.1%
CO Health Facilities Authority
	Catholic Health Initiatives:
	Series 2008 C-4,
	3.750% 10/01/41	5,000,000	5,031,800
	Series 2008 C-6,
	3.950% 09/01/36	1,625,000	1,634,734
IN Finance Authority
	Ascension Health
	Series 2008 E-4,
	3.500% 11/15/36	5,350,000	5,365,996
MI Kent Hospital Financial Authority
	Series 2008 A,
	5.000% 01/15/47	1,300,000	1,331,590
Health Services Total			13,364,120
Hospitals – 2.7%
MA Health & Educational Facilities Authority
	Caregroup Inc.,
	Series 2008 E-2,
	5.000% 07/01/12	2,500,000	2,576,700
MA Industrial Finance Agency
	Massachusetts Biomedical Research Corp.,
	Series 1989 A-2
	(b) 08/01/10	5,750,000	5,384,415
MD Health & Higher Educational Facilities Authority
	Johns Hopkins Hospital,
	Series 2008,
	5.000% 05/15/42	4,450,000	4,622,883
NV Reno Hospital
	Renown Regional Medical Center Project
	Series 2007 A:
	5.000% 06/01/11	650,000	665,613
	5.000% 06/01/12	815,000	833,223
	5.000% 06/01/13	500,000	509,800
PA Allegheny County Hospital Development Authority
	University of Pittsburgh Medical Center
	Series 2008 A,
	5.000% 09/01/11	2,600,000	2,707,666
Hospitals Total			17,300,300

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Nursing Homes – 0.2%
CO Health Facilities Authority
	Evangelical Lutheran Foundation,
	Series 2004 B,
	3.750% 06/01/34(a)	1,500,000	1,518,375
Nursing Homes Total			1,518,375
HEALTH CARE TOTAL			32,182,795
HOUSING – 5.8%
Multi-Family – 3.0%
GA Clayton County Housing Authority
	GCC Ventures LLC,
	Series 2001,
	Guarantor: FNMA
	4.350% 12/01/31(a)	3,125,000	3,213,188
IL State Housing Development Authority
	Series 2006 G:
	3.700% 07/01/08	780,000	780,023
	3.850% 01/01/09	700,000	704,830
	3.900% 01/01/10	1,595,000	1,609,387
KS Development Finance Authority
	Series 2004 F,
	Insured: AMBAC
	5.250% 10/01/11	2,250,000	2,386,305
KY Housing Corp.
	Clarksdale Rental III Limited,
	Series 2007, AMT,
	LOC: JPMorgan Chase Bank
	4.000% 09/01/09	4,400,000	4,454,032
LA Housing Finance Agency
	Series 2006, AMT,
	GTY AGMT: Depfa Bank PLC:
	2.806% 12/01/41(a)	700,000	700,000
	2.886% 12/01/37(a)	5,300,000	5,300,000
Multi-Family Total			19,147,765
Single-Family – 2.8%
KY Housing Corp.
	Series 2005 B, AMT,
	SPA: BNP Paribas
	2.350% 01/01/09(a)	5,447,350	5,447,350
ND Housing Finance Agency Revenue
	Home Mortgage Finance,
	Series 2007 C, AMT,
	4.250% 10/08/08	10,000,000	10,046,400

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single-Family – (continued)
NY Mortgage Agency
	Series 2006 136,
	3.980% 10/01/17(a)	2,180,000	2,188,785
Single-Family Total			17,682,535
HOUSING TOTAL			36,830,300
INDUSTRIALS – 1.6%
Oil & Gas Services – 1.6%
GA Main Street Natural Gas, Inc.
	Series 2007 B,
	LOC: Merrill Lynch & Co., Inc.
	5.000% 03/15/09	5,000,000	5,027,300
TX Municipal Gas Acquisition & Supply Corp. Il Gas Supply Revenue
	Series 2007, AMT,
	2.260% 09/15/10(a)	5,000,000	4,937,500
Oil & Gas Services Total			9,964,800
INDUSTRIALS TOTAL			9,964,800
OTHER – 12.8%
Other – 0.4%
NY Troy Industrial Development Authority Civic Facility
	Rensselaer Polytech
	Series 2002 E,
	4.050% 04/01/37	2,500,000	2,462,650
Other Total			2,462,650
Pool/Bond Bank – 0.5%
FL St. Petersburg Public Improvement Revenue
	Series 2001,
	Insured: MBIA
	5.000% 02/01/10	3,035,000	3,127,082
Pool/Bond Bank Total			3,127,082
Refunded/Escrowed(c) – 11.5%
AL Daphne Special Care Facilities Financing Authority
	Series 1988 A,
	Pre-refunded 08/15/08,
	(b) 08/15/28	2,700,000	2,692,359
CA Statewide Communities Development Authority
	Corp. Fund for Housing,
	Series1999 A,
	Pre-refunded 12/01/09,
	6.500% 12/01/29	11,785,000	12,659,565

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(c) – (continued)
GA Atlanta Airport Facilities
	Series 2000 A,
	Pre-refunded 01/01/10,
	Insured: FGIC:
	5.500% 01/01/22	1,725,000	1,810,146
	5.600% 01/01/30	6,955,000	7,308,453
GA State
	Series 1994 B,
	Escrowed to Maturity,
	5.250% 03/01/09	100,000	102,344
IL Chicago Sales Tax
	Series 1999,
	Insured: FGIC
	5.375% 01/01/30	4,565,000	4,693,413
IL Chicago Water Revenue
	Series 2000,
	Pre-refunded 11/01/10
	5.875% 11/01/30	4,000,000	4,317,280
LA State
	Series 2000 A,
	Pre-refunded 11/15/10,
	Insured: FGIC
	5.250% 11/15/17	5,005,000	5,287,632
MD State
	Series 2004,
	5.000% 02/01/11	4,750,000	4,988,213
MS State
	Capital Improvements,
	Series 2002,
	Pre-refunded 11/01/12,
	Insured: FGIC
	5.250% 11/01/13	7,925,000	8,533,244
OK Development Finance Authority
	Hillcrest Health Medical Center,
	Series 1999,
	Pre-refunded 08/15/09,
	5.625% 08/15/29	14,500,000	15,170,770
SC Greenville County School District
	Series 2002,
	Pre-refunded 12/01/12,
	5.875% 12/01/16	5,475,000	6,076,812
TX North Texas Tollway Authority
	Series 2003 C,
	Pre-refunded 07/01/08,
	Insured: FSA
	5.000% 01/01/18(a)	45,000	45,004
Refunded/Escrowed Total			73,685,235
Tobacco – 0.4%
NJ Tobacco Settlement Financing Corporation
	Series 2007 1-A,
	4.125% 06/01/10	2,000,000	1,976,540

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Tobacco – (continued)
VA Tobacco Settlement Financing Corp.
	Series 2005,
	4.000% 06/01/13	731,000	740,964
Tobacco Total			2,717,504
OTHER TOTAL			81,992,471
TAX-BACKED – 29.8%
Local Appropriated – 6.9%
FL Hurricane Catastrophe Fund
	Series 2006 A:
	5.000% 07/01/09	1,500,000	1,541,130
	5.000% 07/01/10	18,450,000	19,100,178
MN City of Minneapolis
	Series 2007,
	5.000% 12/01/08	5,000,000	5,068,600
OR Department of Administrative Services
	Series 2002 B:
	Insured: FSA
	5.250% 05/01/15	6,020,000	6,305,348
	Insured: MBIA
	5.250% 05/01/16	6,085,000	6,364,362
	Series 2004 A,
	Insured: FSA
	5.000% 04/01/11	5,010,000	5,263,155
SC Town of Newberry
	Series 2005:
	4.000% 12/01/08	300,000	300,630
	5.000% 12/01/09	600,000	611,148
Local Appropriated Total			44,554,551
Local General Obligations – 2.5%
GA Richmond County Board of Education
	Series 2007,
	5.000% 10/01/10	2,000,000	2,094,440
MD County of Prince Georges
	Series 2006,
	5.000% 09/15/10	4,900,000	5,135,445
TN Memphis
	Series 2006 B,
	Insured: MBIA
	5.000% 11/01/08	5,035,000	5,082,933
TX Plano Independent School District
	Series 2002,
	5.000% 02/15/12	3,335,000	3,525,329
Local General Obligations Total			15,838,147

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – 1.9%
AR Fayetteville
	Series 2005 B,
	Insured: MBIA
	4.000% 12/01/11	6,830,000	6,999,521
FL Department of Environmental Protection
	Series 2008 A,
	5.000% 07/01/11	4,865,000	5,076,238
Special Non-Property Tax Total			12,075,759
State Appropriated – 3.1%
LA Facilities Authority Revenue
	Hurricane Recovery Program
	Series 2007
	Insured: AMBAC
	5.000% 06/01/11	3,000,000	3,125,730
NJ Economic Development Authority
	Series 2008 W,
	5.000% 09/01/11	4,705,000	4,930,605
NY Urban Development Corp.
	Series 2002 A,
	5.500% 01/01/17	2,325,000	2,439,483
VA Public Building Authority
	Series 2008,
	5.000% 08/01/11	9,000,000	9,502,020
State Appropriated Total			19,997,838
State General Obligations – 15.4%
CA Economic Recovery
	Series 2008 B,
	5.000% 07/01/23	7,650,000	7,994,946
CA State
	Series 2004,
	5.000% 04/01/11	1,850,000	1,937,986
DC District Columbia Ballpark Revenue
	Series 2006 B-1,
	Insured: FGIC
	5.000% 02/01/09	2,310,000	2,335,017
DC District Columbia
	Series 2007 C,
	4.000% 06/01/10	4,025,000	4,104,453
GA State
	Series 1994 B,
	5.250% 03/01/09	4,900,000	5,014,856
MI State
	Series 2008 A,
	5.000% 05/01/12	3,670,000	3,877,575
NJ State
	Series 1992 D,
	6.000% 02/15/11	4,020,000	4,309,762
	Series 2002,

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
	Insured: FGIC
	5.250% 08/01/09	8,415,000	8,704,308
NY New York
	Series 2007 E,
	5.000% 08/01/10	7,045,000	7,324,052
PA State
	Series 2002,
	Insured: FSA
	5.000% 05/01/10	10,000,000	10,409,700
PR Commonwealth of Puerto Rico
	Series 2003 C,
	5.000% 07/01/18(a)	14,875,000	14,876,339
PR Public Buildings Authority
	Series 2002 C:
	5.250% 07/01/08	10,000	10,001
	5.250% 07/01/08	6,460,000	6,460,388
TX Montgomery County
	Series 2006 B:
	5.000% 03/01/28	2,000,000	2,009,440
	5.000% 03/01/29	2,500,000	2,609,325
WA State
	Series 2007 C,
	5.000% 01/01/10	8,455,000	8,744,584
	Series 2007 D,
	4.500% 01/01/10	7,400,000	7,599,282
State General Obligations Total			98,322,014
TAX-BACKED TOTAL			190,788,309
TRANSPORTATION – 17.0%
Air Transportation – 2.7%
DC Washington Metropolitan Airport Authority
	Series 2007 B, AMT,
	Insured: AMBAC
	5.000% 10/01/11	5,000,000	5,114,300
FL Miami Dade County Aviation
	Miami International Airport
	Series 2007 D,
	Insured: FSA
	5.000% 10/01/10	1,745,000	1,817,103
OH Dayton Special Facilities
	Air Freight Corp.,
	Series 1996 D, AMT,
	6.200% 10/01/09	2,575,000	2,670,842

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Air Transportation – (continued)
OH Dayton
	Emery Air Freight Corp.:
	Series 1996 E,
	6.050% 10/01/09	2,000,000	2,083,300
	Series 1996 F,
	6.050% 10/01/09	3,000,000	3,124,950
TN Memphis Shelby County Airport Authority
	FedEx Corp.,
	Series 2001,
	5.000% 09/01/09	2,310,000	2,331,968
Air Transportation Total			17,142,463
Airports – 6.0%
AZ Phoenix Civic Improvement Corp.
	Series 2008 D,
	5.250% 07/01/11	2,600,000	2,656,758
CO Denver City & County Airport
	Series 2008 A1, AMT,
	5.000% 11/15/11	5,000,000	5,043,100
FL Broward County Airport Systems Revenue
	Series 1998 G, AMT,
	Insured: AMBAC
	4.500% 10/01/11	3,300,000	3,303,498
FL Greater Orlando Aviation Authority
	Series 2008 A,
	Insured: FSA
	5.000% 10/01/10	5,625,000	5,771,531
MN And St Paul Minnesota Metropolitan Airports Commission
	Series 2008 A,
	5.000% 01/01/11	1,805,000	1,848,446
NV Clark County Airport
	Series 2006 A,
	Insured: AMBAC
	5.000% 07/01/10	6,750,000	6,983,888
PA Philadelphia Industrial Development Authority
	Series 1998 A, AMT,
	Insured: FGIC:
	5.250% 07/01/09	3,410,000	3,447,783
	5.250% 07/01/12	5,000,000	5,030,150
	Series 2001 A, AMT,
	Insured: FGIC
	5.250% 07/01/09	4,085,000	4,141,414
Airports Total			38,226,568
Ports – 1.5%
NY Port Authority of New York & New Jersey
	Series 2001, AMT,
	5.000% 08/01/08	4,875,000	4,885,627
	Series 2005,

9

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Ports – (continued)
	3.750% 10/01/09	4,505,000	4,544,419
Ports Total			9,430,046
Toll Facilities – 3.1%
KY Turnpike Authority
	Series 2004 A,
	Insured: FGIC
	5.000% 07/01/10	5,000,000	5,195,950
LA Transportation Authority
	Series 2005,
	5.000% 09/01/09	5,000,000	5,153,950
NY State Thruway Authority Service Contract
	Local Highway & Bridge
	Series 2002,
	5.500% 04/01/11	3,000,000	3,189,660
PA Turnpike Commission
	Series 2007 A,
	Insured: AMBAC
	4.000% 10/15/09	1,000,000	1,004,890
TX Transportation Commission
	Series 2006,
	5.000% 04/01/10	5,500,000	5,713,015
Toll Facilities Total			20,257,465
Transportation – 3.7%
DE Transportation Authority Motor Fuel Tax
	Series 2008 A,
	5.000% 07/01/11	3,385,000	3,569,042
NY Metropolitan Transportation Authority
	Series 2005 H,
	5.250% 11/15/10	6,000,000	6,292,680
NY Triborough Bridge & Tunnel Authority
	Series 1990,
	Insured: MBIA
	6.000% 01/01/11	5,000,000	5,346,600
PR Convention Center District Authority
	Hotel Occupancy
	Series 2006 A,
	5.000% 07/01/11	1,250,000	1,272,463
SC Transportation Infrastructure
	Series 2005 A,
	Insured: AMBAC
	5.000% 10/01/09	3,995,000	4,094,475

10

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
TX Transportation Commission
	Series 2006 A,
	5.000% 04/01/12	3,000,000	3,174,120
Transportation Total			23,749,380
TRANSPORTATION TOTAL			108,805,922
UTILITIES – 11.0%
Independent Power Producers – 4.4%
FL Jacksonville Electric Authority
	Series 2003 18,
	5.000% 10/01/08	3,850,000	3,879,414
GA Burke County Development Authority
	Georgia Power Company:
	Series 1994 5th,
	3.750% 10/01/32	3,600,000	3,608,172
	Series 1995,
	4.375% 10/01/32	2,760,000	2,785,834
TN Energy Acquisition Corporation
	Series 2006 A,
	5.000% 09/01/09	3,750,000	3,782,212
TX Municipal Gas Acquisition & Supply Corp.
	Series 2006 A,
	5.000% 12/15/10	1,500,000	1,497,435
TX San Antonio Electric & Gas Systems
	Series 2006 A,
	5.000% 02/01/10	5,000,000	5,178,300
UT Intermountain Power Agency
	Series 2008 A,
	5.250% 07/01/11	7,000,000	7,341,180
Independent Power Producers Total			28,072,547
Investor Owned – 1.8%
FL Reedy Creek Improvement District Utilities
	Series 2004 2,
	5.250% 10/01/10	3,000,000	3,126,180
OH Hamilton County Local District
	Cinergy Corp.,
	Series 1998, AMT,
	4.600% 06/01/23(a)	5,000,000	5,067,650
VA Southeastern Public Services Authority
	Series 1993 A,
	Insured: MBIA
	5.250% 07/01/10	3,000,000	3,132,630
Investor Owned Total			11,326,460
Municipal Electric – 4.4%
FL City of Palm Bay
	Series 2002,
	Insured: FSA
	5.250% 10/01/09	625,000	637,544

11

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – (continued)
FL Kissimmee Utility Authority
	Series 2001 B,
	Insured: AMBAC
	5.000% 10/01/14	7,195,000	7,451,933
OH American Municipal Power, Inc.
	Series 2007 A,
	GTY AGMT: Goldman Sachs Group, Inc.
	5.000% 02/01/10	3,000,000	3,018,840
WA Energy Northwest
	Series 2006 A,
	5.000% 07/01/09	16,690,000	17,203,218
Municipal Electric Total			28,311,535
Water & Sewer – 0.4%
MS Business Finance Corp.,
	Waste Management, Inc.,
	Series 2002, AMT,
	4.400% 03/01/27(a)	2,375,000	2,332,677
Water & Sewer Total			2,332,677
UTILITIES TOTAL			70,043,219
	Total Municipal Bonds (cost of $588,120,769)		591,693,611
Short-Term Obligations – 7.7%
VARIABLE RATE DEMAND NOTES (d) – 7.7%
CA Southern California Public Power Authority
	Series 1996 B,
	SPA: Morgan Guaranty Trust
	8.000% 07/01/09	5,850,000	5,850,000
CA University
	Series 2006,
	Insured: MBIA,
	LIQ FAC: JPMorgan Chase
	4.000% 11/01/13	2,970,000	2,970,000
NY City of New York
	Series 2008 L-5,
	SPA: Dexia Credit Local
	2.000% 04/01/35	9,600,000	9,600,000
NY Metropolitan Transportation Authority
	Series 2002,
	LIQ FAC: JPMorgan Chase Bank
	4.000% 11/15/18	2,500,000	2,500,000
NY New York City Transitional Finance Authority
	Series 2003,
	SPA: Merrill Lynch Capital Services, Inc.
	2.440% 02/01/11	8,315,000	8,315,000

12

		Par ($)	Value ($)
Municipal Bonds – (continued)
VARIABLE RATE DEMAND NOTES (d) – (continued)
TN Memphis
	Series 2005,
	LIQ FAQ: Morgan Stanley Municipal Funding, Inc.
	3.050% 10/01/19	5,587,500	5,587,500
TX Dallas-Fort Worth International Airport Facilities Improvement Corp.
	Series 2003,
	LIQ FAC: JPMorgan Chase Bank
	4.000% 05/01/11	9,080,000	9,080,000
TX Houston Utility Systems
	Series 2008,
	LIQ FAC: JPMorgan Chase Bank
	1.000% 11/15/12	5,075,000	5,075,000
VARIABLE RATE DEMAND NOTES TOTAL			48,977,500

	Total Short-Term Obligations (cost of $48,977,500)		48,977,500

		Shares

Investment Company – 0.1%
	Columbia Tax-Exempt Reserves, Capital Class
	(7 day yield of 1.550%) (e)(f)	192,269	192,269

	Total Investment Companies (cost of $192,269)		192,269

13

Total Investments – 100.3% (cost of $637,290,538)(g)(h)	$640,863,380

Other Assets & Liabilities, Net – (0.3)%	(1,601,841)

Net Assets – 100.0%	$639,261,539

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

	Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

	Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued.  SFAS 157 is effective for the Fund’s current fiscal period.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other)

•      Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	The following table summarizes the inputs used, as of June 30, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$192,269	$—
	Level 2 – Other Significant Observable Inputs	640,671,111	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$640,863,380	$—

14

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2008.
(b)	Zero coupon bond.
(c)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(d)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rate change periodically and the interest rates shown reflect the rates at June 30, 2008.

(e)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.
(f)	Investments in affiliates during the three month period ended June 30, 2008: Security name: Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 1.550%)

Shares as of 03/31/08:	9,000
Shares purchased:	141,445,269
Shares sold:	(141,262,000)
Shares as of 06/30/08:	192,269
Net realized gain/loss:	$—
Interest income earned:	$84,422
Value at end of period:	$192,269

(g)	Cost for federal income tax purposes is $637,290,538.

(h)	Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$4,963,819	$(1,390,977)	$3,572,842

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GTY AGMT	Guarantee Agreement
LOC	Letter of Credit
LIQ FAC	Liquidity Facility
MBIA	MBIA Insurance Corp.
QSBLF	Qualified State Bond Loan Fund
SPA	Stand by Purchase Agreement

15

INVESTMENT PORTFOLIO
June 30, 2008 (Unaudited)	Columbia South Carolina Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 96.6%
EDUCATION – 6.6%
Education – 6.6%
IL Educational Facilities Authority
	DePaul University,
	Series 2003 C,
	Insured: AMBAC
	5.000% 09/01/18	8,650,000	8,669,549
SC Educational Facilities Authority
	Wofford College,
	Series 2007 A,
	5.000% 04/01/36	1,000,000	966,440
SC Florence Darlington Commission for Technical Education
	Series 2005 A,
	Insurer: MBIA:
	5.000% 03/01/18	1,725,000	1,808,542
	5.000% 03/01/20	1,905,000	1,974,780
SC University of South Carolina
	Series 2008 A,
	Insured: FSA
	5.000% 06/01/21	1,060,000	1,114,643
Education Total			14,533,954
EDUCATION TOTAL			14,533,954
HEALTH CARE – 18.1%
Continuing Care Retirement – 2.1%
SC Jobs Economic Development Authority
	Episcopal Church Home,
	Series 2007:
	5.000% 04/01/15	525,000	521,399
	5.000% 04/01/16	600,000	589,752
	Lutheran Homes of South Carolina, Inc.
	Series 2007,
	5.375% 05/01/21	1,650,000	1,518,280
	Lutheran Homes of South Carolina, Inc.,
	Series 2007,
	5.000% 05/01/16	1,245,000	1,176,201
	Wesley Commons,
	Series 2006,
	5.125% 10/01/26	1,000,000	865,740
Continuing Care Retirement Total			4,671,372
Hospitals – 16.0%
SC Charleston County
	Care Alliance Health Services,
	Series 1999 A,
	Insured: FSA:
	5.000% 08/15/12	1,000,000	1,031,490
	5.125% 08/15/15	6,370,000	6,795,134
SC Greenville Hospital System
	Series 2008 A,
	5.250% 05/01/21(a)	3,000,000	3,102,270

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
SC Horry County
	Conway Hospital,
	Series 1998,
	Insured: AMBAC:
	4.750% 07/01/10	1,100,000	1,112,320
	4.875% 07/01/11	1,200,000	1,213,164
SC Jobs Economic Development Authority
	Anderson Area Medical Center,
	Series 1999,
	Insured: FSA
	5.300% 02/01/14	4,375,000	4,481,531
	Bon Secours Health System, Inc.,
	Series 2002 B,
	5.500% 11/15/23	2,235,000	2,252,969
	Georgetown Memorial Hospital,
	Series 2001,
	Insured: RAD
	5.250% 02/01/21	1,250,000	1,241,988
	Palmetto Health Alliance
	Series 2005 A,
	Insured: AGO
	5.250% 08/01/21	4,000,000	4,212,160
SC Lexington County Health Services District
	Lexmed, Inc.:
	Series 1997,
	Insured: FSA
	5.125% 11/01/21	3,000,000	3,070,380
	Series 2007:
	5.000% 11/01/17	2,230,000	2,249,735
	5.000% 11/01/18	1,000,000	998,330
SC Spartanburg County Health Services District
	Series 1997 B,
	Insured: MBIA
	5.125% 04/15/17	1,000,000	1,002,240
	Series 2008 A:
	Insured: AGO
	5.000% 04/15/18	1,000,000	1,053,270
	5.000% 04/15/19	1,225,000	1,280,799
Hospitals Total			35,097,780
HEALTH CARE TOTAL			39,769,152
INDUSTRIALS – 3.3%
Forest Products & Paper – 2.5%
SC Georgetown County
	International Paper Co.:
	Series 1997 A, AMT,
	5.700% 10/01/21	500,000	471,970

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – (continued)
Forest Products & Paper – (continued)
	Series 1999 A,
	5.125% 02/01/12	5,000,000	4,993,300
Forest Products & Paper Total			5,465,270
Oil & Gas – 0.8%
TN Tennessee Energy Acquisition Corp.,
	Series 2006,
	5.000% 02/01/22	1,900,000	1,761,737
Oil & Gas Total			1,761,737
TOTAL INDUSTRIALS			7,227,007
OTHER – 8.0%
Other – 0.1%
PR Commonwealth of Puerto Rico Government Development Bank
	Series 2006 B,
	5.000% 12/01/15	260,000	260,213
Other Total			260,213
Refunded/Escrowed(b) – 7.9%
SC Berkeley County Water & Sewer
	Series 2003,
	Pre-refunded 01/03/13,
	Insured: MBIA
	5.250% 06/01/19	845,000	914,763
SC Charleston County
	Medical Society Health Systems, Inc.,
	Series 1992,
	Escrowed to Maturity,
	Insured: MBIA
	6.000% 10/01/09	530,000	531,527
SC Jobs-Economic Development Authority
	Palmetto Health Alliance,
	Series 2000 A,
	Pre-refunded 12/12/10,
	7.125% 12/15/15	5,500,000	6,140,970
SC Lexington County Health Services District
	Lexington Medical Center,
	Series 2003,
	Pre-refunded 11/01/13,
	5.500% 11/01/23	2,000,000	2,169,440
SC Lexington Water & Sewer Authority
	Series 1997,
	Pre-refunded 10/01/14,
	Insured: RAD
	5.450% 04/01/19	2,000,000	2,084,360
SC Medical University of South Carolina
	Series 1999,
	Escrowed to Maturity,
	5.500% 07/01/09	1,575,000	1,632,330

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(b) – (continued)
SC Tobacco Settlement Management Authority
	Series 2001 B,
	Pre-refunded 05/15/11
	6.375% 05/15/28	3,500,000	3,813,985
Refunded/Escrowed Total			17,287,375
OTHER TOTAL			17,547,588
RESOURCE RECOVERY – 2.5%
Resource Recovery – 2.5%
SC Charleston County
	Foster Wheeler Charleston,
	Series 1997, AMT,
	Insured: AMBAC
	5.250% 01/01/10	4,000,000	4,064,640
SC Three Rivers Solid Waste Authority
	Series 2007:
	(c) 10/01/24	1,835,000	743,102
	(c) 10/01/25	1,835,000	694,694
Resource Recovery Total			5,502,436
RESOURCE RECOVERY TOTAL			5,502,436
TAX-BACKED – 32.4%
Local Appropriated – 15.6%
SC Berkeley County School District
	Securing Assets for Education,
	Series 2006:
	5.000% 12/01/21	2,000,000	2,004,000
	5.000% 12/01/22	3,545,000	3,544,858
SC Charleston County
	Certificates of Participation,
	Series 2005,
	Insured: MBIA
	5.125% 06/01/17	2,470,000	2,627,685
SC Charleston Educational Excellence Financing Corp.
	Series 2006,
	5.000% 12/01/19	2,000,000	2,051,460
SC Dorchester County School District No. 002
	Series 2004,
	5.250% 12/01/29	1,000,000	983,540
	Series 2006,
	5.000% 12/01/30	1,000,000	958,340
SC Greenville County School District I
	Series 2003,
	5.250% 12/01/16	4,625,000	4,856,898
	Series 2006:
	5.000% 12/01/15	2,290,000	2,424,377
	Insured: FSA

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
	5.000% 12/01/15	500,000	533,695
SC Hilton Head Island Public Facilities Corp.
	Series 2006,
	Insured: MBIA
	5.000% 08/01/14	1,600,000	1,714,624
SC Newberry Investing in Educational School District
	Series 2005,
	5.250% 12/01/15	1,265,000	1,296,954
SC SCAGO Educational Facilities Corp.
	Colleton School District,
	Series 2006,
	5.000% 12/01/14	1,325,000	1,388,242
	Plckens School District,
	Series 2006,
	Insured: FSA:
	5.000% 12/01/11	1,500,000	1,579,440
	5.000% 12/01/23	5,000,000	5,113,600
	5.000% 12/01/24	2,000,000	2,042,640
SC Sumter Two School Facilities, Inc.
	Series 2007,
	5.000% 12/01/17	1,000,000	1,057,920
Local Appropriated Total			34,178,273
Local General Obligations – 10.9%
SC Anderson County School District No. 004
	Series 2005,
	Insured: FSA
	5.250% 03/01/19	1,115,000	1,194,343
SC Berkeley County School District
	Series 2006,
	Insured: FSA
	5.000% 01/15/18	3,000,000	3,238,200
SC Clover School District No. 002 York County
	Series 2007 A
	Insured: FSA
	LOC: South Carolina Education Finance Program
	5.000% 03/01/16	2,320,000	2,492,423
SC Dorchester County
	Series 2006 A,
	Insurer: XLCA
	5.000% 05/01/15	1,000,000	1,050,330
SC Fort Mill School Facilities Corp.
	Series 2006,
	5.250% 12/01/19	3,105,000	3,143,626

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
SC Fort Mill School Facilities Corp.
	Series 2006,
	5.000% 12/01/17	2,900,000	2,928,449
SC Hilton Head Island Public Facilities Corp.
	Series 2005 A,
	Insured: AMBAC
	5.000% 12/01/17	1,960,000	2,073,092
SC Richland County School District No. 001
	Series 2001 A,
	5.250% 03/01/19	3,570,000	3,721,939
SC Spartanburg County School District No. 007
	Series 2001:
	5.000% 03/01/18	2,000,000	2,152,020
	5.000% 03/01/21	1,940,000	2,047,069
Total Local General Obligations			24,041,491
Special Non-Property Tax – 3.6%
IL Metropolitan Pier & Exposition Authority
	Series 2002 B,
	Insured: MBIA
	5.750% 06/15/23	2,000,000	2,131,160
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 C,
	Insured: FGIC:
	5.500% 07/01/21	1,785,000	1,812,364
	5.500% 07/01/22	2,505,000	2,539,218
SC Hilton Head Island Public Facilities Corp.
	Series 2002,
	Insured: MBIA
	5.250% 12/01/16	1,440,000	1,513,642
Total Special Non-Property Tax			7,996,384
State General Obligations – 2.3%
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2007,
	6.250% 07/01/22	2,000,000	2,155,300
PR Commonwealth of Puerto Rico
	Series 2001 A,
	Insured: MBIA
	5.500% 07/01/14	1,725,000	1,805,626

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
	Series 2002 A,
	Insured: FGIC
	5.500% 07/01/17	1,000,000	1,023,150
Total State General Obligations			4,984,076
TOTAL TAX-BACKED			71,200,224
TRANSPORTATION – 3.8%
Transportation – 3.8%
SC Transportation Infrastructure Bank
	Series 2005 A,
	Insured: FSA
	5.250% 10/01/20(d)	7,880,000	8,213,875
Transportation Total			8,213,875
TRANSPORTATION TOTAL			8,213,875
UTILITIES – 21.9%
Investor Owned – 1.6%
SC Jobs-Economic Development Authority
	South Carolina Electric & Gas Co.,
	Series 2002, AMT,
	Insured: AMBAC
	4.200% 11/01/12	3,615,000	3,558,968
Investor Owned Total			3,558,968
Joint Power Authority – 8.3%
SC Piedmont Municipal Power Agency
	Series 2008 A-3,
	Insured: AGO
	5.000% 01/01/17	2,000,000	2,103,180
	series 2008 A-3,
	Insured: AGO
	5.000% 01/01/18	3,050,000	3,195,699
SC Public Service Authority
	Series 1999 A,
	Insured: MBIA
	5.625% 01/01/13	2,000,000	2,082,180
	Series 2001 A,
	Insured: FSA
	5.250% 01/01/18	1,615,000	1,693,360
	Series 2002 A,
	Insured: FSA
	5.500% 01/01/17	1,480,000	1,589,046
	Series 2005 B,
	Insured: MBIA
	5.000% 01/01/18	3,200,000	3,354,912
	Series 2006 C,
	Insured: FSA
	5.000% 01/01/15	1,000,000	1,074,530
TX Sam Rayburn Municipal Power Agency
	Series 2002,
	6.000% 10/01/16	3,000,000	3,076,440
Joint Power Authority Total			18,169,347

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – 2.4%
SC Rock Hill Utility System
	Series 2003 A,
	Insured: FSA:
	5.250% 01/01/13	2,350,000	2,503,831
	5.375% 01/01/19	1,500,000	1,582,950
SC Winnsboro Utility
	Series 1999,
	Insured: MBIA
	5.250% 08/15/13	1,020,000	1,081,414
Municipal Electric Total			5,168,195
Water & Sewer – 9.6%
SC Beaufort Jasper Water & Sewer Authority
	Series 2006,
	Insured: FSA
	5.000% 03/01/23	1,500,000	1,559,385
SC Berkeley County
	Water & Sewer System:
	Series 2003,
	Insured: MBIA
	5.250% 06/01/19	155,000	161,002
	Series 2007 A
	Insured: FSA
	5.000% 06/01/21	1,000,000	1,049,910
SC Camden
	Combined Public Utility System,
	Series 1997,
	Insured: MBIA
	5.500% 03/01/17	50,000	50,608
SC Columbia
	Waterworks and Sewer System,
	Series 1993,
	5.500% 02/01/09	3,595,000	3,673,623
SC Mount Pleasant
	Waterworks and Sewer System,
	Series 2002,
	Insured: FGIC:
	5.250% 12/01/16	1,980,000	2,072,743
	5.250% 12/01/18	1,270,000	1,323,759
SC North Charleston Sewer District
	Series 2002,
	Insured: FSA
	5.500% 07/01/17	3,040,000	3,263,987
SC Western Carolina Regional Sewer Authority
	Series 2005 B,
	Insured: FSA:
	5.250% 03/01/16	6,250,000	6,817,312

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
	5.250% 03/01/19	1,000,000	1,089,850
Water & Sewer Total			21,062,179
TOTAL UTILITIES			47,958,689

	Total Municipal Bonds (cost of $211,890,771)		211,952,925

		Shares
Investment Company– 4.0%
	Columbia Tax-Exempt Reserves, Capital Class (e)(f) (7 day yield of 1.550%)	8,897,000	8,897,000

	Total Investment Company (cost of $8,897,000)		8,897,000

	Total Investments – 100.6% (cost of $220,787,771)(g)(h)		220,849,925

	Other Assets & Liabilities, Net – (0.6)%		(1,354,140)

	Net Assets – 100.0%		219,495,785

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

9

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued.  SFAS 157 is effective for the Fund’s current fiscal period.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and other)

•      Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 – Quoted Prices	$8,897,000	$(138,507)
Level 2 – Other Significant Observable Inputs	211,952,925	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$220,849,925	$(138,507)

*	Other financial instruments consist of futures contracts which are not included in the investment portfolio.

(a)	Security purchased on a delayed delivery basis.
(b)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(c)	Zero coupon bond.
(d)	A portion of this security with a market value of $312,711 is pledged as collateral for open futures contracts.
(e)	Investments in affiliates during the three month period ended June 30, 2008:

Security name: Columbia Tax-Exempt Reserves. Capital Class (7 day yield of 1.550%)

Shares as of 03/31/08:	10,231,000
Shares purchased:	32,994,398
Shares sold:	(34,328,398)
Shares as of 06/30/08:	8,897,000
Net realized gain/loss:	$—
Dividend income earned:	$45,413
Value at end of period:	$8,897,000

(f)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.
(g)	Cost for federal income tax purposes is $220,787,771.
(h)	Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$2,981,318	$(2,919,164)	$62,154

At June  30, 2008, the Fund held the following open short futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
10-Year U.S. Treasury Notes	79	$8,999,828	$8,861,321	Sept-2008	$(138,507)

10

Acronym	Name

AGO	Assured Guaranty Corp.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
MBIA	MBIA Insurance Corp.
RAD	Radian Asset Assurance, Inc.
XLCA	XL Capital Assurance, Inc.

11

INVESTMENT PORTFOLIO
June 30, 2008 (Unaudited)	Columbia Total Return Bond Fund

		Par ($)(a)	Value ($)*
Mortgage-Backed Securities – 36.3%
Federal Home Loan Mortgage Corp.
	5.000% 08/01/35	69,176,616	66,518,991
	5.000% 03/01/37	8,388,405	8,045,169
	5.000% 04/01/37	19,506,939	18,708,754
	5.220% 04/01/38(b)	36,425,887	36,671,020
	5.500% 12/01/17	173,339	175,670
	5.500% 12/01/18	1,333,064	1,351,199
	5.500% 07/01/19	998,608	1,011,570
	5.500% 12/01/36	5,724,168	5,648,144
	5.500% 04/01/37	53,916	53,167
	5.500% 05/01/37	63,980,951	63,091,215
	5.500% 06/01/38(c)	52,500,000	51,809,912
	5.927% 04/01/37(b)	4,783,496	4,862,311
	6.000% 05/01/17	87,002	89,150
	6.000% 05/01/38(c)	29,260,982	29,553,020
	6.000% 06/01/38	9,042,498	9,132,747
	8.000% 11/01/09	5,132	5,291
	8.000% 04/01/10	4,384	4,540
	8.500% 11/01/26	154,606	171,040
Federal National Mortgage Association
	4.999% 04/01/38(b)	21,071,445	21,117,352
	5.000% 02/01/36	86,348,985	83,058,616
	5.000% 05/01/36	9,822,221	9,447,940
	5.163% 09/01/35(b)(c)	14,249,845	14,409,452
	5.500% 01/01/37	3,377,321	3,335,039
	5.500% 03/01/37	13,092,185	12,921,403
	5.500% 04/01/37	14,742,825	14,550,512
	5.500% 05/01/37	29,423,292	29,039,478
	5.839% 07/01/37(b)	735,710	720,468
	5.992% 06/01/32(b)	32,379	33,018
	6.080% 07/01/32(b)	286,787	292,771
	6.500% 08/01/37	8,056,494	8,303,872
	6.500% 11/01/37	20,912,159	21,554,277
	7.000% 10/01/11	106,789	111,568
	7.199% 08/01/36(b)	36,338	36,769
	8.000% 12/01/09	24,367	25,084
	10.000% 09/01/18	56,317	63,725
	TBA:
	5.500% 07/01/38(c)	50,000,000	49,281,250
	6.000% 07/01/38(c)	33,466,000	33,758,828

			Par ($)(a)	Value ($)
Mortgage-Backed Securities – (continued)
Government National Mortgage Association
	7.000% 01/15/30		881,136	939,328
	7.500% 12/15/23		839,784	903,520
	7.500% 07/20/28		342,662	367,520
	8.000% 05/15/17		11,537	12,533
	8.500% 02/15/25		100,581	110,967
	9.500% 09/15/09		226	233
	13.000% 01/15/11		1,797	1,970
	13.000% 02/15/11		1,076	1,191
	Total Mortgage-Backed Securities (cost of $606,016,068)			601,301,594
Corporate Fixed-Income Bonds & Notes – 30.0%
BASIC MATERIALS – 0.7%
Chemicals – 0.1%
Chemtura Corp.
	6.875% 06/01/16		185,000	160,025
Huntsman International LLC
	6.875% 11/15/13(d)	EUR	155,000	202,553
	7.875% 11/15/14		340,000	311,100
Ineos Group Holdings PLC
	8.500% 02/15/16(d)		295,000	193,962
Lubrizol Corp.
	6.500% 10/01/34		1,505,000	1,368,220
MacDermid, Inc.
	9.500% 04/15/17(d)		200,000	181,000
Mosaic Co.
	7.875% 12/01/16(d)		335,000	356,775
NOVA Chemicals Corp.
	6.500% 01/15/12		235,000	210,325
Terra Capital, Inc.
	7.000% 02/01/17		85,000	83,300
Chemicals Total				3,067,260
Forest Products & Paper – 0.1%
Abitibi-Consolidated, Inc.
	8.375% 04/01/15		335,000	150,750
Domtar Corp.
	7.125% 08/15/15		330,000	314,325
Georgia-Pacific Corp.
	8.000% 01/15/24		320,000	296,000
NewPage Corp.
	10.000% 05/01/12		140,000	141,750
	12.000% 05/01/13		70,000	70,700

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Forest Products & Paper – (continued)
NewPage Holding Corp.
	PIK,
	9.986% 11/01/13(b)	160,000	154,400
Forest Products & Paper Total			1,127,925
Iron/Steel – 0.4%
Nucor Corp.
	5.000% 06/01/13(e)	4,045,000	4,072,826
	5.850% 06/01/18(e)	2,085,000	2,106,744
Steel Dynamics, Inc.
	7.750% 04/15/16(d)	380,000	378,100
Iron/Steel Total			6,557,670
Metals & Mining – 0.1%
FMG Finance Ltd.
	10.625% 09/01/16(d)	350,000	407,750
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	735,000	775,425
Noranda Aluminium Holding Corp.
	8.578% 11/15/14(b)	260,000	213,200
Metals & Mining Total			1,396,375
BASIC MATERIALS TOTAL			12,149,230
COMMUNICATIONS – 4.5%
Media – 2.6%
Cablevision Systems Corp.
	8.000% 04/15/12	200,000	189,000
CanWest MediaWorks LP
	9.250% 08/01/15(d)	315,000	256,725
Charter Communications Holdings I LLC
	11.000% 10/01/15	265,000	196,431
Charter Communications Holdings II LLC
	10.250% 09/15/10	200,000	193,500
CMP Susquehanna Corp.
	9.875% 05/15/14	340,000	238,000
Comcast Cable Holdings LLC
	9.875% 06/15/22	2,159,000	2,631,696
Comcast Corp.
	5.700% 05/15/18	2,000,000	1,897,444
	6.300% 11/15/17	4,890,000	4,845,985
	6.950% 08/15/37	680,000	668,840
CSC Holdings, Inc.
	7.625% 04/01/11	460,000	450,800

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Dex Media, Inc.
	(f) 11/15/13 (9.000% 11/15/08)	600,000	429,000
DirecTV Holdings LLC
	6.375% 06/15/15	430,000	403,125
EchoStar DBS Corp.
	6.625% 10/01/14	515,000	476,375
Idearc, Inc.
	8.000% 11/15/16	405,000	254,644
Lamar Media Corp.
	6.625% 08/15/15	340,000	309,400
Local TV Finance LLC
	PIK,
	9.250% 06/15/15(d)	170,000	132,600
Quebecor Media, Inc.
	7.750% 03/15/16	80,000	74,400
	7.750% 03/15/16	270,000	251,100
R.H. Donnelley Corp.
	8.875% 01/15/16	265,000	159,000
Time Warner Cable, Inc.
	6.200% 07/01/13(g)	12,285,000	12,492,211
	7.300% 07/01/38	3,995,000	3,970,435
Time Warner, Inc.
	6.875% 05/01/12	1,385,000	1,416,924
TL Acquisitions, Inc.
	10.500% 01/15/15(d)	420,000	363,300
Viacom, Inc.
	5.750% 04/30/11	11,195,000	11,221,107
Media Total			43,522,042
Telecommunication Services – 1.9%
AT&T, Inc.
	4.950% 01/15/13	805,000	802,210
	5.625% 06/15/16	4,110,000	4,070,219
Cincinnati Bell, Inc.
	8.375% 01/15/14(e)	330,000	319,275
Citizens Communications Co.
	7.875% 01/15/27	345,000	301,875
Cricket Communications, Inc.
	9.375% 11/01/14	410,000	394,625

			Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Deutsche Telekom International Finance BV
	8.500% 06/15/10		12,505,000	13,228,914
Digicel Group Ltd.
	8.875% 01/15/15(d)		470,000	443,563
Hellas Telecommunications Luxembourg II
	8.463% 01/15/15(b)(d)		145,000	110,200
Inmarsat Finance II PLC
	(f) 11/15/12 (10.375% 11/15/08)		315,000	318,150
Intelsat Bermuda Ltd.
	11.250% 06/15/16		345,000	349,313
Lucent Technologies, Inc.
	6.450% 03/15/29		450,000	344,250
MetroPCS Wireless, Inc.
	9.250% 11/01/14		485,000	466,812
Nordic Telephone Co. Holdings ApS
	8.250% 05/01/16(d)	EUR	245,000	349,095
Orascom Telecom Finance SCA
	7.875% 02/08/14(d)		170,000	157,675
Qwest Communications International, Inc.
	7.500% 02/15/14		445,000	422,750
Qwest Corp.
	7.500% 06/15/23		540,000	480,600
Rural Cellular Corp.
	5.682% 06/01/13(b)		260,000	260,650
	8.623% 11/01/12(b)		345,000	347,588
Syniverse Technologies, Inc.
	7.750% 08/15/13		180,000	169,200
Telefonica Emisiones SAU
	6.221% 07/03/17(e)		1,075,000	1,074,487
	6.421% 06/20/16		3,700,000	3,755,770
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14		290,000	296,525
Verizon Communications, Inc.
	6.250% 04/01/37		1,245,000	1,146,707
Virgin Media Finance PLC
	8.750% 04/15/14		415,000	472,703
West Corp.
	11.000% 10/15/16		335,000	283,075
Wind Acquisition Financial SA
	PIK,
	9.984% 12/21/11(b)(h)		507,115	488,099

			Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Windstream Corp.
	8.625% 08/01/16		290,000	289,275
Telecommunication Services Total				31,143,605
COMMUNICATIONS TOTAL				74,665,647
CONSUMER CYCLICAL – 2.3%
Airlines – 0.1%
Continental Airlines, Inc.
	7.461% 04/01/15		2,591,861	2,293,797
Airlines Total				2,293,797
Apparel – 0.0%
Levi Strauss & Co.
	9.750% 01/15/15		435,000	437,175
Apparel Total				437,175
Auto Manufacturers – 0.1%
Ford Motor Co.
	7.450% 07/16/31		505,000	294,162
General Motors Corp.
	8.375% 07/15/33		900,000	533,250
Auto Manufacturers Total				827,412
Auto Parts & Equipment – 0.1%
ArvinMeritor, Inc.
	8.125% 09/15/15		190,000	149,150
Commercial Vehicle Group, Inc.
	8.000% 07/01/13		265,000	229,888
Cooper-Standard Automotive, Inc.
	7.000% 12/15/12(e)		200,000	167,000
Goodyear Tire & Rubber Co.
	9.000% 07/01/15		232,000	231,420
Hayes Lemmerz Finance Luxembourg SA
	8.250% 06/15/15	EUR	260,000	348,158
TRW Automotive, Inc.
	7.000% 03/15/14(d)		270,000	234,225
Auto Parts & Equipment Total				1,359,841
Distribution/Wholesale – 0.0%
Buhrmann U.S., Inc.
	7.875% 03/01/15		300,000	335,214
Distribution/Wholesale Total				335,214

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Entertainment – 0.1%
Six Flags Operations, Inc.
	12.250% 07/15/16(d)(e)	76,000	70,110
Six Flags, Inc.
	9.625% 06/01/14	171,000	94,905
Steinway Musical Instruments, Inc.
	7.000% 03/01/14(d)	270,000	247,050
WMG Acquisition Corp.
	7.375% 04/15/14	255,000	211,969
WMG Holdings Corp.
	(f) 12/15/14 (9.500% 12/15/09)	280,000	176,400
Entertainment Total			800,434
Home Builders – 0.0%
KB Home
	5.875% 01/15/15	235,000	195,050
Home Builders Total			195,050
Home Furnishings – 0.0%
Sealy Mattress Co.
	8.250% 06/15/14	165,000	135,300
Home Furnishings Total			135,300
Leisure Time – 0.0%
Royal Caribbean Cruises Ltd.
	7.000% 06/15/13	200,000	177,000
Town Sports International, Inc.
	(f) 02/01/14 (11.000% 02/01/09)	309,000	288,915
Leisure Time Total			465,915
Lodging – 0.4%
Boyd Gaming Corp.
	6.750% 04/15/14	275,000	211,750
Greektown Holdings LLC
	10.750% 12/01/13(d)(i)	140,000	103,600
Harrah’s Operating Co., Inc.
	10.750% 02/01/16(d)	585,000	485,550
Jacobs Entertainment, Inc.
	9.750% 06/15/14	265,000	198,750
Majestic Star LLC
	9.750% 01/15/11	330,000	99,000
Marriott International, Inc.
	5.625% 02/15/13	2,740,000	2,577,655

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL– (continued)
Lodging – (continued)
Mashantucket Western Pequot Tribe
	8.500% 11/15/15(d)	435,000	383,888
MGM Mirage
	7.500% 06/01/16	775,000	637,437
Pinnacle Entertainment, Inc.
	7.500% 06/15/15(e)	235,000	179,775
Seminole Indian Tribe of Florida
	7.804% 10/01/20(d)	340,000	328,902
Snoqualmie Entertainment Authority
	6.936% 02/01/14(b)(d)	55,000	40,425
	9.125% 02/01/15(d)	295,000	218,300
Station Casinos, Inc.
	6.625% 03/15/18	395,000	211,325
Lodging Total			5,676,357
Retail – 1.5%
AmeriGas Partners LP
	7.125% 05/20/16	195,000	180,862
	7.250% 05/20/15	120,000	112,200
AutoNation, Inc.
	4.713% 04/15/13(b)	90,000	76,050
	7.000% 04/15/14	130,000	115,700
Best Buy Co., Inc.
	6.750% 07/15/13(d)	4,945,000	5,009,740
CVS Pass-Through Trust
	5.298% 01/11/27(d)	3,171,059	2,842,759
	6.036% 12/10/28(d)	3,757,523	3,488,973
Dollar General Corp.
	PIK,
	11.875% 07/15/17	205,000	193,725
Hanesbrands, Inc.
	6.508% 12/15/14(b)	160,000	148,800
KAR Holdings, Inc.
	10.000% 05/01/15	270,000	226,800
Landry’s Restaurants, Inc.
	9.500% 12/15/14	240,000	235,200
Phillips-Van Heusen Corp.
	8.125% 05/01/13	190,000	191,900

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL– (continued)
Retail – (continued)
Rite Aid Corp.
	9.375% 12/15/15	465,000	311,550
Saks, Inc.
	9.875% 10/01/11	70,000	72,800
Starbucks Corp.
	6.250% 08/15/17(e)	3,345,000	3,276,625
United Auto Group, Inc.
	7.750% 12/15/16	275,000	240,625
Wal-Mart Stores, Inc.
	4.125% 02/15/11	7,135,000	7,183,818
	5.250% 09/01/35	1,685,000	1,463,951
Retail Total			25,372,078
Textiles – 0.0%
INVISTA
	9.250% 05/01/12(d)	275,000	281,188
Textiles Total			281,188
CONSUMER CYCLICAL TOTAL			38,179,761
CONSUMER NON-CYCLICAL – 2.5%
Agriculture – 0.0%
Reynolds American, Inc.
	7.625% 06/01/16	130,000	135,436
Agriculture Total			135,436
Beverages – 0.3%
Constellation Brands, Inc.
	8.125% 01/15/12	140,000	139,300
Cott Beverages, Inc.
	8.000% 12/15/11	145,000	121,800
SABMiller PLC
	6.200% 07/01/11(d)	3,720,000	3,815,675
Beverages Total			4,076,775
Biotechnology – 0.0%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	240,000	241,200
Biotechnology Total			241,200
Commercial Services – 0.1%
ACE Cash Express, Inc.
	10.250% 10/01/14(d)	190,000	142,500
ARAMARK Corp.
	8.500% 02/01/15	285,000	279,300

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL– (continued)
Commercial Services – (continued)
Ashtead Capital, Inc.
	9.000% 08/15/16(d)	15,000	13,200
Ashtead Holdings PLC
	8.625% 08/01/15(d)	335,000	291,450
Corrections Corp. of America
	6.250% 03/15/13	240,000	231,000
GEO Group, Inc.
	8.250% 07/15/13	155,000	158,100
Hertz Corp.
	8.875% 01/01/14	255,000	233,325
Iron Mountain, Inc.
	7.750% 01/15/15	320,000	318,400
Rental Service Corp.
	9.500% 12/01/14	215,000	179,525
Service Corp. International
	6.750% 04/01/16	190,000	180,025
	7.375% 10/01/14	35,000	35,000
United Rentals North America, Inc.
	6.500% 02/15/12	235,000	211,500
Commercial Services Total			2,273,325
Food – 0.8%
ConAgra Foods, Inc.
	7.000% 10/01/28	8,135,000	8,374,730
Dean Foods Co.
	7.000% 06/01/16	100,000	86,750
Del Monte Corp.
	6.750% 02/15/15	175,000	166,688
Dole Food Co., Inc.
	8.625% 05/01/09	178,000	169,545
Kraft Foods, Inc.
	6.500% 08/11/17	3,065,000	3,068,902
Kroger Co.
	8.000% 09/15/29	970,000	1,078,488
Pinnacle Foods Finance LLC
	9.250% 04/01/15	325,000	286,000
Reddy Ice Holdings, Inc.
	(f) 11/01/12 (10.500% 11/01/08)	355,000	299,087

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Food – (continued)
Smithfield Foods, Inc.
	7.750% 07/01/17	175,000	145,250
Food Total			13,675,440
Healthcare Products – 0.1%
Biomet, Inc.
	11.625% 10/15/17	340,000	360,400
	PIK,
	10.375% 10/15/17	440,000	466,400
Healthcare Products Total			826,800
Healthcare Services – 0.1%
Community Health Systems, Inc.
	8.875% 07/15/15	285,000	286,781
DaVita, Inc.
	7.250% 03/15/15	340,000	330,650
HCA, Inc.
	9.250% 11/15/16	120,000	123,600
	PIK,
	9.625% 11/15/16	825,000	849,750
Tenet Healthcare Corp.
	9.875% 07/01/14	595,000	597,975
U.S. Oncology Holdings, Inc.
	PIK,
	7.949% 03/15/12	205,000	161,950
Healthcare Services Total			2,350,706
Household Products/Wares – 0.2%
American Greetings Corp.
	7.375% 06/01/16	210,000	204,750
Clorox Co.
	5.950% 10/15/17(e)	1,390,000	1,391,815
Fortune Brands, Inc.
	5.125% 01/15/11	1,565,000	1,556,679
Jarden Corp.
	7.500% 05/01/17	225,000	195,750
Jostens IH Corp.
	7.625% 10/01/12	265,000	260,363
Household Products/Wares Total			3,609,357
Pharmaceuticals – 0.9%
Abbott Laboratories
	5.600% 05/15/11	7,000,000	7,320,082
Elan Finance PLC
	8.875% 12/01/13	355,000	355,887

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL– (continued)
Pharmaceuticals – (continued)
Omnicare, Inc.
	6.750% 12/15/13	300,000	282,000
Warner Chilcott Corp.
	8.750% 02/01/15	385,000	390,775
Wyeth
	5.500% 02/01/14	4,475,000	4,511,180
	5.500% 02/15/16	2,150,000	2,160,830
Pharmaceuticals Total			15,020,754
CONSUMER NON-CYCLICAL TOTAL			42,209,793
ENERGY – 4.7%
Coal – 0.1%
Arch Western Finance LLC
	6.750% 07/01/13	255,000	249,900
Massey Energy Co.
	6.875% 12/15/13	470,000	458,250
Coal Total			708,150
Energy-Alternate Sources – 0.0%
VeraSun Energy Corp.
	9.375% 06/01/17(e)	255,000	131,325
Energy-Alternate Sources Total			131,325
Oil & Gas – 2.0%
Canadian Natural Resources Ltd.
	6.250% 03/15/38	4,745,000	4,451,645
Chesapeake Energy Corp.
	7.500% 06/15/14	470,000	466,475
Cimarex Energy Co.
	7.125% 05/01/17	270,000	265,275
Compton Petroleum Corp.
	7.625% 12/01/13	290,000	284,925
Gazprom International SA
	7.201% 02/01/20(d)	2,962,124	2,965,826
Hess Corp.
	7.300% 08/15/31	5,280,000	5,896,973
KCS Energy, Inc.
	7.125% 04/01/12	95,000	91,200
Marathon Oil Corp.
	6.000% 07/01/12	2,415,000	2,485,624
	6.000% 10/01/17	3,000,000	2,982,879

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
Newfield Exploration Co.
	6.625% 04/15/16	225,000	206,438
Nexen, Inc.
	5.875% 03/10/35	2,745,000	2,451,535
OPTI Canada, Inc.
	8.250% 12/15/14	330,000	328,350
PetroHawk Energy Corp.
	7.875% 06/01/15(d)	580,000	566,225
Pioneer Natural Resources Co.
	5.875% 07/15/16	270,000	244,204
Qatar Petroleum
	5.579% 05/30/11(d)	1,656,750	1,693,622
Quicksilver Resources, Inc.
	7.125% 04/01/16	330,000	307,312
Range Resources Corp.
	7.500% 05/15/16(e)	255,000	254,044
Southwestern Energy Co.
	7.500% 02/01/18(d)	310,000	318,962
Talisman Energy, Inc.
	5.850% 02/01/37	2,210,000	1,904,129
Tesoro Corp.
	6.625% 11/01/15	265,000	244,463
United Refining Co.
	10.500% 08/15/12	260,000	251,550
Valero Energy Corp.
	6.625% 06/15/37(g)	2,720,000	2,493,827
	6.875% 04/15/12	2,035,000	2,112,418
Oil & Gas Total			33,267,901
Oil & Gas Services – 0.5%
Seitel, Inc.
	9.750% 02/15/14	165,000	147,469
Weatherford International Ltd.
	5.150% 03/15/13	7,045,000	7,003,963
	7.000% 03/15/38	1,510,000	1,548,144
Oil & Gas Services Total			8,699,576
Pipelines – 2.1%
Atlas Pipeline Partners LP
	8.125% 12/15/15	170,000	167,025
Duke Capital LLC
	4.370% 03/01/09	4,046,000	4,033,522

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Pipelines – (continued)
El Paso Corp.
	6.875% 06/15/14	380,000	380,695
Enbridge Energy Partners LP
	7.500% 04/15/38(d)	1,265,000	1,321,811
Energy Transfer Partners LP
	6.000% 07/01/13	5,580,000	5,630,147
	7.500% 07/01/38	645,000	663,806
Kinder Morgan Energy Partners LP
	6.950% 01/15/38	2,220,000	2,203,399
Kinder Morgan Finance Co. ULC
	5.700% 01/05/16	260,000	231,400
MarkWest Energy Partners LP
	8.500% 07/15/16	70,000	71,050
ONEOK Partners LP
	6.850% 10/15/37	1,435,000	1,402,385
Plains All American Pipeline LP
	6.500% 05/01/18(d)	7,250,000	7,222,958
	6.650% 01/15/37	1,570,000	1,464,160
TEPPCO Partners LP
	7.625% 02/15/12	3,991,000	4,129,149
TransCanada Pipelines Ltd.
	6.350% 05/15/67(b)	7,345,000	6,342,187
Pipelines Total			35,263,694
ENERGY TOTAL			78,070,646
FINANCIALS – 9.6%
Banks – 3.5%
Bank of New York Mellon Corp.
	4.500% 04/01/13(g)	4,770,000	4,649,834
Chinatrust Commercial Bank
	5.625% 12/29/49(b)(d)	1,220,000	1,069,748
Credit Suisse
	6.000% 02/15/18	6,794,000	6,542,065
Deutsche Bank AG
	4.875% 05/20/13(g)	11,180,000	10,997,855
First Union National Bank
	5.800% 12/01/08	7,489,000	7,543,273
HSBC Bank USA
	3.875% 09/15/09	6,645,000	6,563,625

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Banks – (continued)
JPMorgan Chase & Co.
	5.375% 10/01/12	4,600,000	4,613,846
Lloyds TSB Group PLC
	6.267% 12/31/49(b)(d)	3,200,000	2,552,611
M&I Marshall & Ilsley Bank
	5.300% 09/08/11	2,690,000	2,630,524
Regions Financing Trust II
	6.625% 05/15/47(b)	1,520,000	1,038,928
Union Planters Corp.
	4.375% 12/01/10	2,955,000	2,891,988
USB Capital IX
	6.189% 04/15/42(b)	5,645,000	4,290,200
Wachovia Capital Trust III
	5.800% 03/15/42(b)	5,130,000	3,488,400
Banks Total			58,872,897
Diversified Financial Services – 3.4%
American Express Credit Corp.
	5.875% 05/02/13	2,735,000	2,719,071
Capital One Capital IV
	6.745% 02/17/37(b)	2,815,000	2,103,458
Capital One Financial Corp.
	5.700% 09/15/11	6,635,000	6,310,854
	6.750% 09/15/17	785,000	777,799
Caterpillar Financial Services Corp.
	5.450% 04/15/18	1,950,000	1,933,166
CIT Group Funding Co. of Canada
	5.200% 06/01/15	2,215,000	1,525,661
CIT Group, Inc.
	5.850% 09/15/16(e)	830,000	572,675
Citicorp Lease Pass-Through Trust
	8.040% 12/15/19(d)	6,000,000	6,223,260
Citigroup, Inc.
	6.125% 05/15/18	2,650,000	2,535,963
Eaton Vance Corp.
	6.500% 10/02/17	3,015,000	3,041,580
FireKeepers Development Authority
	13.875% 05/01/15(d)(e)	170,000	166,175
Ford Motor Credit Co.
	7.800% 06/01/12	570,000	440,841

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
	8.000% 12/15/16	365,000	265,268
Fund American Companies, Inc.
	5.875% 05/15/13	3,225,000	3,119,804
GMAC LLC
	6.875% 09/15/11	831,000	597,133
	8.000% 11/01/31	245,000	159,392
Goldman Sachs Capital II
	5.793% 12/29/49(b)	1,410,000	980,458
Goldman Sachs Group, Inc.
	6.250% 09/01/17	7,065,000	6,984,198
HSBC Finance Corp.
	5.875% 02/01/09	1,300,000	1,309,030
Lehman Brothers Holdings, Inc.
	6.875% 05/02/18	660,000	638,949
Merrill Lynch & Co., Inc.
	5.700% 05/02/17(g)	3,535,000	3,112,348
	6.150% 04/25/13	5,630,000	5,456,602
	7.750% 05/14/38	2,235,000	2,095,257
Morgan Stanley
	5.750% 10/18/16	3,990,000	3,688,240
Nuveen Investments, Inc.
	10.500% 11/15/15(d)	355,000	327,487
Diversified Financial Services Total			57,084,669
Insurance – 1.4%
Asurion Corp.
	8.948% 07/02/15(b)(h)	121,293	111,792
	9.284% 07/02/15(b)(h)	88,707	81,758
Crum & Forster Holdings Corp.
	7.750% 05/01/17	315,000	292,163
HUB International Holdings, Inc.
	10.250% 06/15/15(d)	260,000	213,200
ING Groep NV
	5.775% 12/29/49(b)	2,460,000	2,041,746
Liberty Mutual Group, Inc.
	7.500% 08/15/36(d)	5,775,000	5,050,284
	10.750% 06/15/58(b)(d)	4,775,000	4,572,062
New York Life Global Funding
	4.650% 05/09/13(d)	8,400,000	8,332,279

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Insurance – (continued)
Principal Life Income Funding Trusts
	5.300% 04/24/13	1,840,000	1,840,011
USI Holdings Corp.
	9.750% 05/15/15(d)	180,000	154,800
Insurance Total			22,690,095
Real Estate Investment Trusts (REITs) – 0.7%
Camden Property Trust
	5.375% 12/15/13	5,483,000	5,017,833
Highwoods Properties, Inc.
	5.850% 03/15/17	1,040,000	898,191
Hospitality Properties Trust
	5.625% 03/15/17	2,730,000	2,215,657
Host Marriott LP
	6.750% 06/01/16	175,000	155,313
Liberty Property LP
	5.500% 12/15/16	3,310,000	2,930,770
Rouse Co. LP/TRC Co-Issuer, Inc.
	6.750% 05/01/13(d)	195,000	175,700
Real Estate Investment Trusts (REITs) Total			11,393,464
Savings & Loans – 0.6%
Washington Mutual Bank
	5.125% 01/15/15	6,935,000	5,339,950
Washington Mutual Preferred Funding Delaware
	6.534% 03/29/49(b)(d)	6,560,000	2,912,771
World Savings Bank
	4.500% 06/15/09	1,125,000	1,123,785
Savings & Loans Total			9,376,506
FINANCIALS TOTAL			159,417,631
INDUSTRIALS – 2.0%
Aerospace & Defense – 0.3%
BE Aerospace, Inc.
	8.500% 07/01/18(c)	195,000	195,731
DRS Technologies, Inc.
	6.875% 11/01/13	320,000	320,000
L-3 Communications Corp.
	6.375% 10/15/15	260,000	243,100
Raytheon Co.
	5.375% 04/01/13	2,200,000	2,289,824
	7.200% 08/15/27	830,000	913,000

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense – (continued)
Sequa Corp.
	11.750% 12/01/15(d)	260,000	231,400
Aerospace & Defense Total			4,193,055
Electrical Components & Equipment – 0.0%
Belden, Inc.
	7.000% 03/15/17	305,000	292,800
General Cable Corp.
	5.073% 04/01/15(b)	125,000	110,937
	7.125% 04/01/17	55,000	52,388
Electrical Components & Equipment Total			456,125
Electronics – 0.0%
Flextronics International Ltd.
	6.250% 11/15/14	300,000	280,500
Electronics Total			280,500
Engineering & Construction – 0.0%
Esco Corp.
	8.625% 12/15/13(d)	160,000	161,600
Engineering & Construction Total			161,600
Environmental Control – 0.1%
Aleris International, Inc.
	10.000% 12/15/16	225,000	164,813
	PIK,
	9.000% 12/15/14	220,000	175,175
Allied Waste North America, Inc.
	7.125% 05/15/16	240,000	238,800
	7.875% 04/15/13	350,000	356,125
Environmental Control Total			934,913
Hand / Machine Tools – 0.0%
Baldor Electric Co.
	8.625% 02/15/17	180,000	180,900
Hand / Machine Tools Total			180,900
Machinery – 0.3%
Caterpillar Financial Services Corp.
	4.250% 02/08/13	3,315,000	3,239,634
John Deere Capital Corp.
	4.950% 12/17/12	1,670,000	1,677,381
Machinery Total			4,917,015

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Machinery-Construction & Mining – 0.0%
Terex Corp.
	8.000% 11/15/17	380,000	377,150
Machinery-Construction & Mining Total			377,150
Machinery-Diversified – 0.0%
Columbus McKinnon Corp.
	8.875% 11/01/13	225,000	231,750
Manitowoc Co., Inc.
	7.125% 11/01/13	280,000	266,000
Machinery-Diversified Total			497,750
Miscellaneous Manufacturing – 0.3%
American Railcar Industries, Inc.
	7.500% 03/01/14	230,000	213,900
Bombardier, Inc.
	6.300% 05/01/14(d)	305,000	291,275
General Electric Co.
	5.000% 02/01/13	2,783,000	2,803,032
Koppers Holdings, Inc.
	(f) 11/15/14 (9.875% 11/15/09)	260,000	235,300
TriMas Corp.
	9.875% 06/15/12	224,000	197,680
Trinity Industries, Inc.
	6.500% 03/15/14	295,000	286,150
Miscellaneous Manufacturing Total			4,027,337
Packaging & Containers – 0.1%
Berry Plastics Holding Corp.
	10.250% 03/01/16	305,000	228,750
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	430,000	430,000
Jefferson Smurfit Corp.
	8.250% 10/01/12	295,000	257,387
Owens-Brockway Glass Container, Inc.
	8.250% 05/15/13	350,000	358,750
Solo Cup Co.
	8.500% 02/15/14	375,000	328,125
Packaging & Containers Total			1,603,012
Transportation – 0.9%
BNSF Funding Trust I
	6.613% 12/15/55(b)(e)	2,450,000	2,215,849

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Transportation – (continued)
Burlington Northern Santa Fe Corp.
	6.200% 08/15/36	900,000	861,906
	6.750% 07/15/11	4,184,000	4,387,865
CHC Helicopter Corp.
	7.375% 05/01/14	375,000	389,062
Navios Maritime Holdings, Inc.
	9.500% 12/15/14	280,000	286,300
PHI, Inc.
	7.125% 04/15/13	205,000	196,800
QDI LLC
	9.000% 11/15/10	250,000	168,750
Ship Finance International Ltd.
	8.500% 12/15/13	205,000	209,100
TFM SA de CV
	9.375% 05/01/12	320,000	332,800
Union Pacific Corp.
	5.700% 08/15/18	2,775,000	2,707,962
	6.650% 01/15/11	3,635,000	3,793,998
Transportation Total			15,550,392
INDUSTRIALS TOTAL			33,179,749
TECHNOLOGY – 0.7%
Computers – 0.0%
Sungard Data Systems, Inc.
	9.125% 08/15/13	545,000	550,450
Computers Total			550,450
Semiconductors – 0.1%
Amkor Technology, Inc.
	9.250% 06/01/16	230,000	219,075
Freescale Semiconductor, Inc.
	PIK,
	9.125% 12/15/14	765,000	594,788
NXP BV/NXP Funding LLC
	9.500% 10/15/15	255,000	221,850
Semiconductors Total			1,035,713
Software – 0.6%
Oracle Corp.
	5.000% 01/15/11(e)	4,005,000	4,082,981

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
TECHNOLOGY – (continued)
Software – (continued)
	6.500% 04/15/38	5,050,000	5,062,514
Software Total			9,145,495
TECHNOLOGY TOTAL			10,731,658
UTILITIES – 3.0%
Electric – 2.7%
AEP Texas Central Co.
	6.650% 02/15/33	5,830,000	5,602,706
AES Corp.
	8.000% 10/15/17	670,000	656,600
CMS Energy Corp.
	6.875% 12/15/15	260,000	256,234
Commonwealth Edison Co.
	4.700% 04/15/15(e)	1,125,000	1,045,091
	5.900% 03/15/36	815,000	735,819
	5.950% 08/15/16	3,430,000	3,412,754
	6.950% 07/15/18	1,630,000	1,617,775
Consolidated Edison Co. of New York, Inc.
	6.750% 04/01/38	6,260,000	6,478,324
Duke Energy Corp.
	5.300% 10/01/15(e)	6,000,000	6,043,248
Edison Mission Energy
	7.000% 05/15/17	380,000	355,300
Energy Future Holdings Corp.
	10.875% 11/01/17(d)	360,000	363,600
Exelon Generation Co. LLC
	6.200% 10/01/17	3,000,000	2,922,003
	6.950% 06/15/11	800,000	826,857
FPL Energy National Wind LLC
	5.608% 03/10/24(d)	532,841	518,609
Hydro Quebec
	8.500% 12/01/29	1,510,000	2,135,709
Intergen NV
	9.000% 06/30/17(d)	540,000	558,900
MidAmerican Energy Holdings Co.
	5.000% 02/15/14	3,300,000	3,216,645
Mirant North America LLC
	7.375% 12/31/13	215,000	213,119
NRG Energy, Inc.
	7.375% 02/01/16	315,000	296,494

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
	7.375% 01/15/17	355,000	335,475
NSG Holdings LLC/NSG Holdings, Inc.
	7.750% 12/15/25(d)	305,000	300,425
Pacific Gas & Electric Co.
	4.200% 03/01/11	3,476,000	3,446,850
Reliant Energy, Inc.
	7.875% 06/15/17	220,000	215,050
Southern Power Co.
	6.375% 11/15/36	965,000	898,466
Texas Competitive Electric Holdings Co.,
	PIK,
	10.500% 11/01/16(d)	925,000	894,938
Windsor Financing LLC
	5.881% 07/15/17(d)	1,446,883	1,424,934
Electric Total			44,771,925
Gas – 0.2%
Atmos Energy Corp.
	6.350% 06/15/17	2,065,000	2,040,286
Nakilat, Inc.
	6.067% 12/31/33(d)	2,140,000	1,892,680
Gas Total			3,932,966
Independent Power Producers – 0.1%
Dynegy Holdings, Inc.
	7.125% 05/15/18	315,000	274,050
	7.750% 06/01/19	260,000	236,600
Mirant Americas Generation LLC
	8.500% 10/01/21(e)	305,000	284,413
Independent Power Producers Total			795,063
UTILITIES TOTAL			49,499,954

	Total Corporate Fixed-Income Bonds & Notes (cost of $521,434,263)		498,104,069
Commercial Mortgage-Backed Securities – 14.8%
Bear Stearns Commercial Mortgage Securities
	4.750% 02/13/46(b)	5,060,000	4,778,390
	5.877% 09/11/38(b)	482,000	472,385
Credit Suisse Mortgage Capital Certificates
	5.268% 02/15/40	6,000,000	5,857,600

		Par ($)(a)	Value ($)
Commercial Mortgage-Backed Securities – (continued)
	5.695% 09/15/40(b)	20,000,000	18,850,014
	6.021% 06/15/38(b)	15,000,000	14,712,793
CS First Boston Mortgage Securities Corp.
	4.577% 04/15/37	2,319,000	2,298,240
GE Capital Commercial Mortgage Corp.
	5.189% 07/10/39(b)	14,309,000	13,904,297
GMAC Commercial Mortgage Securities, Inc.
	1.356% 07/15/29(b)	9,317,900	445,479
Greenwich Capital Commercial Funding Corp.
	4.533% 01/05/36	1,666,000	1,633,735
GS Mortgage Securities Corp. II
	5.993% 08/10/45(b)	4,060,000	3,882,199
	6.526% 08/15/18(d)	6,170,000	6,357,675
JPMorgan Chase Commercial Mortgage Securities Corp.
	5.814% 06/12/43(b)	31,345,000	30,578,282
	5.992% 06/15/49(b)	23,000,000	22,790,097
	6.023% 04/15/45(b)	1,783,197	1,800,203
LB-UBS Commercial Mortgage Trust
	4.853% 09/15/31	3,555,000	3,515,074
	5.084% 02/15/31	10,080,000	9,987,228
	5.103% 11/15/30	10,000,000	9,975,133
	6.462% 03/15/31	7,330,000	7,600,284
Merrill Lynch Mortgage Investors, Inc.
	I.O.,
	0.917% 12/15/30(b)	52,869,960	563,155
Morgan Stanley Capital I
	5.283% 11/12/41	3,665,000	3,622,651
	5.379% 11/14/42(b)	3,715,000	3,620,100
Wachovia Bank Commercial Mortgage Trust
	5.384% 10/15/44(b)	22,960,000	22,225,163
	5.416% 01/15/45(b)	5,000,000	4,763,503
	5.418% 01/15/45(b)	9,000,000	8,593,984
	5.509% 04/15/47	15,000,000	13,981,905
	5.678% 05/15/46	15,000,000	14,136,056
	6.100% 02/15/51(b)	15,000,000	14,152,556

	Total Commercial Mortgage-Backed Securities (cost of $248,368,714)		245,098,181

			Par ($)(a)	Value ($)
Government & Agency Obligations – 10.4%
FOREIGN GOVERNMENT OBLIGATIONS– 5.8%
African Development Bank
	1.950% 03/23/10	JPY	497,000,000	4,742,050
Aries Vermoegensverwaltungs GmbH
	7.750% 10/25/09	EUR	750,000	1,209,214
Asian Development Bank/Pasig
	1.150% 10/06/08(j)	JPY	300,000,000	2,826,391
Belgium Government Bond
	3.750% 09/28/15	EUR	1,305,000	1,915,682
Canada Housing Trust No. 1
	3.950% 12/15/11	CAD	760,000	748,619
Corp. Andina de Fomento
	6.375% 06/18/09	EUR	870,000	1,367,836
Eksportfinans A/S
	1.600% 03/20/14	JPY	150,000,000	1,423,492
	1.800% 06/21/10	JPY	310,000,000	2,957,108
European Investment Bank
	0.709% 09/21/11(b)	JPY	435,000,000	4,095,919
	1.250% 09/20/12	JPY	50,000,000	470,877
	3.625% 10/15/13	EUR	1,130,000	1,667,523
	5.500% 12/07/11	GBP	190,000	374,652
Export Development Canada
	0.880% 09/22/08	JPY	135,000,000	1,271,622
Federal Republic of Germany
	4.250% 07/04/14	EUR	4,025,000	6,204,465
	5.000% 07/04/12	EUR	3,780,000	6,008,678
Government of Canada
	4.500% 06/01/15	CAD	325,000	336,404
	5.000% 06/01/14	CAD	320,000	338,358
Inter-American Development Bank
	1.900% 07/08/09	JPY	330,000,000	3,136,444
Kingdom of Norway
	6.000% 05/16/11	NOK	4,155,000	823,461
Kingdom of Spain
	5.000% 07/30/12	EUR	2,355,000	3,720,884
Kingdom of Sweden
	4.000% 12/01/09	SEK	1,405,000	231,171
	5.500% 10/08/12	SEK	3,580,000	611,979
Kreditanstalt fuer Wiederaufbau
	0.706% 08/08/11(b)	JPY	400,000,000	3,767,553
	4.375% 03/15/18(e)		5,210,000	5,184,054

			Par ($)(a)	Value ($)
Government & Agency Obligations – (continued)
FOREIGN GOVERNMENT OBLIGATIONS– (continued)
Netherlands Government Bond
	3.250% 07/15/15	EUR	1,820,000	2,607,319
New South Wales Treasury Corp.
	5.500% 08/01/14	AUD	330,000	291,447
Province of New Brunswick
	5.200% 02/21/17		390,000	402,902
Province of Nova Scotia
	5.125% 01/26/17		3,000,000	3,072,363
Province of Ontario
	1.875% 01/25/10	JPY	415,000,000	3,959,995
Province of Quebec
	5.125% 11/14/16(e)	USD	4,060,000	4,167,225
	6.000% 10/01/12	CAD	550,000	581,030
Republic of Finland
	5.375% 07/04/13	EUR	725,000	1,169,500
Republic of France
	3.000% 10/25/15	EUR	1,865,000	2,622,749
	4.000% 04/25/13	EUR	2,820,000	4,288,860
	4.250% 10/25/17	EUR	555,000	837,813
	4.750% 10/25/12	EUR	2,355,000	3,697,228
Republic of Ireland
	5.000% 04/18/13	EUR	1,000,000	1,578,781
Republic of Italy
	4.250% 11/01/09	EUR	1,300,000	2,031,415
	4.250% 02/01/15	EUR	1,385,000	2,087,851
Republic of Poland
	5.750% 03/24/10	PLN	1,155,000	531,577
Swedish Export Credit
	5.125% 03/01/17(d)		310,000	318,644
United Kingdom Treasury
	4.750% 06/07/10	GBP	571,000	1,127,280
	5.000% 09/07/14	GBP	1,855,000	3,662,292
	8.000% 09/27/13	GBP	450,000	1,008,320
FOREIGN GOVERNMENT OBLIGATIONS TOTAL				95,479,027
U.S. GOVERNMENT OBLIGATIONS – 4.6%
U.S. Treasury Bonds
	5.000% 05/15/37(e)		29,895,000	32,127,798
U.S. Treasury Inflation Indexed
	1.625% 01/15/15(e)		6,748,920	6,969,839
	3.875% 01/15/09(e)		13,201,070	13,623,914

		Par ($)(a)	Value ($)
Government & Agency Obligations – (continued)
U.S. GOVERNMENT OBLIGATIONS – (continued)
U.S. Treasury Notes
	3.500% 05/31/13(e)	1,085,000	1,093,053
	3.875% 05/15/18(e)(k)	14,700,000	14,577,122
U.S. Treasury STRIPS
	P.O.,
	(l) 11/15/13(e)	10,000,000	8,281,900
U.S. GOVERNMENT OBLIGATIONS TOTAL			76,673,626

	Total Government & Agency Obligations (cost of $162,685,136)		172,152,653
Asset-Backed Securities – 10.3%
AmeriCredit Automobile Receivables Trust
	5.640% 09/06/13	5,000,000	5,035,693
Bear Stearns Asset Backed Security, Inc.
	2.833% 03/25/35(b)	2,892	2,888
Bombardier Capital Mortgage Securitization Corp.
	6.230% 04/15/28	111,565	111,212
Capital Auto Receivables Asset Trust
	5.300% 05/15/14	21,205,000	21,486,573
Capital One Multi-Asset Execution Trust
	4.850% 11/15/13(c)	3,905,000	3,958,410
	4.850% 02/18/14	10,000,000	10,044,028
Carmax Auto Owner Trust
	5.270% 11/15/12	12,500,000	12,662,125
Chase Issuance Trust
	4.960% 09/17/12	9,000,000	9,142,847
Citibank Credit Card Issuance Trust
	5.350% 02/07/20	11,000,000	10,512,544
Contimortgage Home Equity Trust
	6.880% 01/15/28	132,284	116,329
	8.180% 12/25/29	199,055	194,726
Daimler Chrysler Auto Trust
	4.940% 02/08/12	8,935,000	9,061,643
	5.320% 11/10/14	12,920,000	12,999,467
Discover Card Master Trust
	5.100% 10/15/13	7,750,000	7,804,846
First Alliance Mortgage Loan Trust
	7.625% 07/25/25	830,653	705,665

		Par ($)(a)	Value ($)
Asset-Backed Securities – (continued)
First Plus Home Loan Trust
	7.720% 05/10/24	118,469	117,617
Ford Credit Auto Owner Trust
	4.950% 03/15/13	7,500,000	7,458,004
	5.160% 04/15/13	5,650,000	5,691,154
Franklin Auto Trust
	5.360% 05/20/16	3,200,000	3,162,000
Harley-Davidson Motorcycle Trust
	2.960% 02/15/12	552,824	549,195
Honda Auto Receivables Owner Trust
	4.470% 01/18/12	7,550,000	7,578,766
IMC Home Equity Loan Trust
	7.500% 04/25/26	238,754	236,812
	7.520% 08/20/28	1,381,276	1,378,844
Keycorp Student Loan Trust
	3.230% 07/25/29(b)	9,106,355	8,316,661
Long Beach Auto Receivables Trust
	4.250% 04/15/12	5,000,000	4,981,226
Master Asset Backed Securities Trust
	2.623% 02/25/36(b)	1,474,616	1,459,156
Money Store Home Equity Trust
	2.771% 08/15/29(b)	3,854,709	2,871,863
Morgan Stanley Mortgage Loan Trust
	2.603% 10/25/36(b)	1,762,973	1,679,187
Nissan Auto Receivables Owner Trust
	4.280% 06/16/14	3,000,000	2,950,718
SACO I, Inc.
	2.683% 04/25/35(b)(d)	291,667	194,444
SLM Student Loan Trust
	2.836% 03/15/17(b)	5,365,610	5,281,032
	2.856% 12/15/20(b)	9,792,000	9,209,686
	3.030% 04/25/17(b)	3,044,717	3,039,484

	Total Asset-Backed Securities (cost of $172,966,272)		169,994,845
Collateralized Mortgage Obligations – 1.3%
NON - AGENCY – 1.3%
Bear Stearns Adjustable Rate Mortgage Trust
	5.480% 02/25/47(b)	8,788	8,098
Bear Stearns Alt-A Trust
	2.763% 01/25/35(b)	2,220,782	1,672,163
	2.833% 10/25/33(b)	1,709,434	1,502,530
Citigroup Mortgage Loan Trust, Inc.
	5.883% 09/25/37(b)	5,148,805	5,122,700

		Par ($)(a)	Value ($)
Collateralized Mortgage Obligations – (continued)
NON - AGENCY – (continued)
Countrywide Alternative Loan Trust
	2.573% 03/25/36(b)	282,535	278,005
Countrywide Home Loan Mortgage Pass Through Trust
	4.593% 12/19/33(b)	2,792,458	2,656,580
IMPAC CMB Trust
	3.463% 10/25/34(b)	1,055,362	791,625
Lehman Mortgage Trust
	6.500% 01/25/38	262,650	257,648
Morgan Stanley Mortgage Loan Trust
	2.703% 02/25/47(b)	7,565,061	4,652,322
Sequoia Mortgage Trust
	3.362% 07/20/34(b)	2,174,943	1,745,944
Structured Asset Securities Corp.
	5.500% 07/25/33	2,200,349	2,165,204
Washington Mutual Alternative Mortgage Pass-Through Certificates
	5.500% 07/25/35	46,862	41,724
Washington Mutual Mortgage Pass-Through Certificates
	5.658% 11/25/36(b)	326,933	320,338
NON - AGENCY TOTAL			21,214,881

	Total Collateralized Mortgage Obligations (cost of $25,809,898)		21,214,881
Municipal Bond – 0.0%
VIRGINIA – 0.0%
VA Tobacco Settlement Financing Corp.
	Series 2007 A1,
	6.706% 06/01/46	310,000	261,305
VIRGINIA TOTAL			261,305

	Total Municipal Bond (cost of $309,969)		261,305

	Shares
Securities Lending Collateral – 6.1%
State Street Navigator Securities Lending Prime Portfolio (m) (7 day yield of 2.633%)	100,669,390	100,669,390

Total Securities Lending Collateral (cost of $100,669,390)		100,669,390

		Par ($)(a)	Value ($)
Short-Term Obligation – 1.8%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/08, due 07/01/08 at 2.200%, collateralized U.S. Government Agency Obligation maturing 06/26/13, market value of $31,379,906 (repurchase proceeds $30,762,880)	30,761,000	30,761,000

	Total Short-Term Obligation (cost of $30,761,000)		30,761,000

Total Investments – 111.0% (cost of $1,869,020,710)(n)(o)	$1,839,557,918

Other Assets & Liabilities, Net – (11.0)%	(182,409,298)

Net Assets – 100.0%	$1,657,148,620

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Credit default swaps are marked to market daily based upon quotations from market makers.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.  The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.  If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued.  SFAS 157 is effective for the Fund’s current fiscal period.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and other.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 – Quoted Prices	$252,101,194	$(600,384)
Level 2 – Other Significant Observable Inputs	1,560,634,642	151,501
Level 3 – Significant Unobservable Inputs	26,822,082	—
Total	$1,839,557,918	$(448,883)

* Other financial instruments consist of forward foreign currency exchange contracts, futures contracts and credit default swap contracts which are not included in the investment portfolio.

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the three month period ending June 30, 2008 in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in	Other Financial
	Securities	Instruments
Balance as of April 1, 2008	$22,668,473	$—
Accretion of discounts	(806)	—
Realized loss	(37,103)	—
Change in unrealized depreciation	(750,159)	—
Net purchases	4,941,677	—
Transfers in and or out of Level 3	—	—
Balance as of June 30, 2008	$26,822,082	$—

(a)	Principal amount is stated in United States dollars unless otherwise noted.
(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2008.
(c)	Security, or a portion thereof, purchased on a delayed delivery basis.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities, which are not illiquid except for those in the following table, amounted to $80,879,738, which represents 4.9% of net assets.

		Acquisition
	Security	Date	Pay/unit	Cost	Value
	ACE Cash Express, Inc. 10.250% 10/01/14	10/05/06	$190,000	$191,454	$142,500
	Local TV Finance LLC 9.250% 06/15/15	05/07/07	170,000	171,169	132,600
	Seminole IndianTribe of Florida 7.804% 10/01/20	09/28/07	340,000	344,766	328,902
	Orascom Telecom Finance SCA 7.875% 02/08/14	02/08/07	170,000	170,000	157,675
					$761,677

(e)	All or a portion of this security was on loan at June 30, 2008. The total market value of securities on loan at June 30, 2008 is $95,354,366.
(f)	Step bond. Shown parenthetically is the next coupon rate to be paid and the date the Fund will begin accruing at this rate.
(g)	A portion of this security is pledged as collateral for credit default swaps. At June 30, 2008, the total market value of securities pledged amount to $16,600,000.
(h)	Loan participation agreement.
(i)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At June 30, 2008, the value of this security represents less than 0.1% of net assets.

(j)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration.  At June 30, 2008, the value of this security represents 0.2% of net assets.

	Acquisition
Security	Date	Par	Cost	Value
Asian Development Bank/Pasig 1.150% 10/06/08	09/26/06	$300,000,000	$2,582,380	$2,826,391

(k)	All or a portion of this security is held as collateral for open futures contracts. At June 30, 2008, market value of this security pledged amounted to $1,918,128.
(l)	Zero coupon bond.
(m)	Investment made with cash collateral received from securities lending activity.
(n)	Cost for federal income tax purposes is $1,869,066,947.
(o)	Unrealized appreciation and depreciation at June 30, 2008 based on cost of investments for federal income tax purposes was

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$16,127,975	$(45,637,004)	$(29,509,029)

At June 30, 2008, the Fund held the following open long futures contract:

					Unrealized
	Number of		Aggregate	Expiration	Appreciation
Type	Contracts	Value	Face Value	Date	(Depreciation)
5-Year U.S. Treasury Notes	551	$60,915,633	$60,938,947	Sept-2008	$(23,314)
2-Year U.S. Treasury Notes	1,140	240,771,563	240,380,186	Sept-2008	391,377
					$368,063

At June 30, 2008, the Fund held the following open short futures contract:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
U.S. Treasury Bonds	368	$42,538,500	$41,570,053	Sept-2008	$(968,447)

At June 30, 2008, the Fund had entered into the following forward foreign currency exchange contracts:

				Unrealized
Forward Foreign Currency		Aggregate	Settlement	Appreciation
Contracts to Sell	Value	Face Value	Date	(Depreciation)
EUR	$487,369	$482,081	07/28/08	$(5,288)
EUR	1,128,808	1,116,957	07/28/08	(11,851)
EUR	1,127,236	1,115,294	07/28/08	(11,943)
EUR	645,217	644,483	07/31/08	734
				$(28,348)

At June 30,2008, the Fund has entered into the following credit default  swap contracts:

Swap	Referenced	Buy/Sale	Receive/Pay	Expiration	Notional	Net Unrealized Appreciation
Counterparty	Obligation	Protection	Fixed Rate	Date	Amount	(Depreciation)
Credit Suisse	Washington Mutual, Inc. 5.250% 09/15/17	Buy	(4.050)%	03/20/13	$7,800,000	$566,938
Barclays	Washington Mutual, Inc. 5.250% 09/15/17	Sale	3.100%	03/20/13	2,500,000	(260,901)
Barclays	SLM Corp. 5.125% 08/27/12	Sale	4.750%	03/20/09	3,500,000	(13,255)
Morgan Stanley	Macy’s, Inc. 6.625% 04/01/11	Buy	(2.750)%	06/20/13	3,690,000	(48,811)
Barclays	Macy’s, Inc. 7.450% 07/15/17	Buy	(2.700)%	06/20/13	3,690,000	(40,996)
Barclays	Lehman Brothers Holdings, Inc. 6.625% 01/18/12	Sale	2.740%	06/20/13	9,750,000	(21,188)
Morgan Stanley	Limited Brands, Inc. 6.125% 12/01/12	Buy	(2.850)%	09/20/13	1,000,000	(317)
Lehman Brothers	Limited Brands, Inc. 6.125% 12/01/12	Buy	(2.880)%	09/20/13	1,000,000	(1,621)
						$179,849

Acronym	Name

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Currency
GBP	Great Britain Pound
I.O.	Interest Only
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PIK	Payment-In-Kind
PLN	Polish Zloty
P.O.	Principal Only
SEK	Swedish Krona
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

INVESTMENT PORTFOLIO
June 30, 2008 (Unaudited)	Columbia Virginia Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 96.0%
EDUCATION – 2.1%
Education – 2.1%
VA Amherst Industrial Development Authority
	Sweet Briar Institute,
	Series 2006,
	5.000% 09/01/26	1,000,000	937,480
VA College Building Authority
	Regent University,
	Series 2006,
	5.000% 06/01/21	1,100,000	1,089,638
	Roanoke College,
	Series 2007,
	5.000% 04/01/23	1,000,000	1,011,940
	Washington & Lee University:
	Series 1998,
	Insured: MBIA
	5.250% 01/01/26	3,115,000	3,376,162
	Series 2006,
	5.000% 01/01/15	610,000	658,385
Education Total			7,073,605
EDUCATION TOTAL			7,073,605
HEALTH CARE – 8.0%
Continuing Care Retirement – 1.8%
VA Fairfax County Economic Development Authority
	Goodwin House, Inc.,
	Series 2007,
	5.000% 10/01/22	2,500,000	2,384,525
	Greenspring Village, Inc.,
	Series 2006 A,
	4.750% 10/01/26	2,000,000	1,755,040
VA Henrico County Economic Development Authority
	Westminster-Canterbury,
	Series 2006:
	5.000% 10/01/21	1,000,000	954,200
	5.000% 10/01/22	1,000,000	947,170
Continuing Care Retirement Total			6,040,935
Hospitals – 6.2%
AZ University Medical Center Corp. Hospital Revenue
	Series 2004,
	5.250% 07/01/14	1,000,000	1,017,490
VA Fairfax County Industrial Development Authority
	Inova Health Systems,
	Series 1993,
	Insured: MBIA
	5.250% 08/15/19	1,000,000	1,070,000

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)

VA Fredericksburg Economic Development Authority
	Medicorp Health Systems
	Series 2007:
	5.250% 06/15/18	3,000,000	3,098,610
	5.250% 06/15/20	6,495,000	6,663,220
VA Medical College of Virginia Hospital Authority
	University Health Services,
	Series 1998,
	Insured: MBIA
	4.800% 07/01/11	1,000,000	1,020,980
VA Roanoke Industrial Development Authority
	Carilion Health Center,
	Series 2002 A,
	Insured: MBIA
	5.250% 07/01/12	4,000,000	4,224,120
VA Small Business Financing Authority Hospital Revenue
	Wellmont Health Systems Project
	Series 2007 A,
	5.125% 09/01/22	710,000	683,304
VA Stafford County Economic Development Authority Hospital Facilities
	Series 2006,
	5.250% 06/15/24	1,000,000	1,009,690
VA Winchester Industrial Development Authority Hospital Revenue,
	Series 2007,
	5.000% 01/01/26	1,250,000	1,232,800
WI Health & Educational Facilities Authority
	Agnesian Healthcare, Inc.,
	Series 2001,
	6.000% 07/01/21	1,000,000	1,021,700
Hospitals Total			21,041,914
HEALTH CARE TOTAL			27,082,849
HOUSING – 2.9%
Multi-Family – 2.9%
VA Housing Development Authority
	Series 2000 B, AMT,
	5.875% 08/01/15	2,655,000	2,695,409
VA Prince William County Virginia Industrial Development Authority Multifamily Housing
	CRS Triangle Housing Corp.
	Series 1998 C,
	7.000% 07/01/29	1,145,000	1,132,588
VA Suffolk Redevelopment & Housing Authority
	Windsor Fieldstone LP,
	Series 2001,

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Multi-Family – (continued)
	4.850% 07/01/31	5,800,000	6,035,596
Multi-Family Total			9,863,593
HOUSING TOTAL			9,863,593
INDUSTRIALS – 1.4%
Chemicals – 0.2%
VA Giles County Industrial Development Authority
	Hoechst Celanese Corp.,
	Series 1995, AMT,
	5.950% 12/01/25	550,000	500,066
Chemicals Total			500,066
Forest Products & Paper – 1.2%
AL Mobile Industrial Development Board Pollution Control Revenue
	International Paper Co.,
	Series 1998 B,
	4.750% 04/01/10	2,250,000	2,254,342
GA Richmond County Development Authority
	International Paper Co.,
	Series 2001 A,
	5.150% 03/01/15	1,450,000	1,424,727
MS Warren County Environmental Improvement
	International Paper Co.,
	Series 2000 A, AMT,
	6.700% 08/01/18	500,000	513,305
Forest Products & Paper Total			4,192,374
INDUSTRIALS TOTAL			4,692,440
OTHER – 21.3%
Other – 4.0%
PR Commonwealth of Puerto Rico Government Development Bank
	Series 2006 B:
	5.000% 12/01/12	3,000,000	3,042,240
	5.000% 12/01/14	560,000	563,522
VA Norfolk Parking Systems Revenue
	Series 2005 A,
	Insured: MBIA
	5.000% 02/01/21	5,170,000	5,336,526
VA Virginia Beach Development Authority
	Series 2005 A,
	5.000% 05/01/21	4,465,000	4,629,446
Other Total			13,571,734

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Pool/Bond Bank – 6.9%
VA Resources Authority Airports Revenue
	Series 2001 A,
	5.250% 08/01/18	1,205,000	1,244,910
VA Resources Authority Clean Water Revenue
	Series 2005:
	5.500% 10/01/19	5,180,000	5,833,094
	5.500% 10/01/21(a)	6,475,000	7,297,325
VA Resources Authority Infrastructure Revenue
	Pooled Financing Program:
	Series 2002 B,
	5.000% 11/01/13	1,175,000	1,262,843
	Series 2003:
	5.000% 11/01/18	1,075,000	1,120,365
	5.000% 11/01/19	1,125,000	1,168,650
	5.000% 11/01/21	1,185,000	1,217,279
	5.000% 11/01/22	1,100,000	1,136,399
	Series 2005 B,
	5.000% 11/01/18	1,030,000	1,092,851
	Pooled Financing Program
	Series 2008 A,
	5.000% 11/01/24	1,765,000	1,844,619
Pool/Bond Bank Total			23,218,335
Refunded/Escrowed(b) – 10.4%
AZ School Facilities Board
	Series 2002,
	Pre-refunded 07/01/12,
	5.250% 07/01/14	2,030,000	2,178,880
MS Hospital Facilities & Equipment Authority
	Forrest County General Hospital,
	Series 2000,
	Pre-refunded 01/01/11,
	Insured: FSA
	5.625% 01/01/20	1,285,000	1,373,806
TX Trinity River Authority Water Revenue
	Series 2003,
	Pre-refunded 02/01/13,
	Insured: MBIA
	5.500% 02/01/14	2,795,000	3,044,817
VA Arlington County Industrial Development Authority
	Virginia Hospital Center,
	Series 2001,
	Pre-refunded 07/01/11,
	5.500% 07/01/13	1,000,000	1,078,020
VA Fairfax County Water & Sewer Authority
	Series 2000,
	Pre-refunded 04/01/10,
	5.625% 04/01/25	3,000,000	3,181,980

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(b) – (continued)
VA Loudoun County
	Series 2001 C,
	Pre-refunded 11/01/11,
	5.000% 11/01/14	510,000	545,792
VA Montgomery County Industrial Development Authority
	Series 2000 B,
	Pre-refunded 01/15/11,
	Insured: AMBAC
	5.500% 01/15/22	2,000,000	2,143,000
VA Resources Authority Infrastructure Revenue
	Pooled Financing Program,
	Series 2000 A,
	Pre-refunded 05/01/11,
	Insured: MBIA:
	5.500% 05/01/21	1,070,000	1,152,904
	5.500% 05/01/22	1,120,000	1,206,778
VA Richmond
	Series 1999 A,
	Pre-refunded 01/15/10,
	Insured: FSA
	5.000% 01/15/19	2,855,000	2,988,129
VA Tobacco Settlement Financing Corp.
	Series 2005:
	Refunded to various dates/prices:
	5.250% 06/01/19	4,000,000	4,203,640
	5.500% 06/01/26	4,250,000	4,645,802
VA Virginia Beach Water & Sewer Revenue
	Series 2000,
	Pre-refunded 08/01/10:
	5.250% 08/01/17	1,790,000	1,882,579
	5.250% 08/01/19	2,035,000	2,140,250
VA Virginia Beach
	Series 2000,
	Pre-refunded 03/01/10,
	5.500% 03/01/17	3,060,000	3,233,961
Refunded/Escrowed Total			35,000,338
OTHER TOTAL			71,790,407
RESOURCE RECOVERY – 1.6%
Disposal – 0.6%
VA Arlington County Industrial Development Authority
	Ogden Martin Systems of Union,
	Series 1998 B, AMT,
	Insured: FSA
	5.250% 01/01/10	1,855,000	1,876,035
Disposal Total			1,876,035

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
RESOURCE RECOVERY – (continued)
Resource Recovery – 1.0%
VA Fairfax County Economic Development Authority
	Series 1998 A, AMT,
	Insured: AMBAC
	6.050% 02/01/09	3,385,000	3,437,400
Resource Recovery Total			3,437,400
RESOURCE RECOVERY TOTAL			5,313,435
TAX-BACKED – 52.3%
Local Appropriated – 8.6%
VA Arlington County Industrial Development Authority
	Series 2004:
	5.000% 08/01/17	1,205,000	1,281,650
	5.000% 08/01/18	1,205,000	1,262,189
VA Bedford County Economic Development Authority
	Series 2006,
	Insured: MBIA
	5.000% 05/01/15	1,230,000	1,308,167
VA Fairfax County Economic Development Authority
	Series 2003,
	5.000% 05/15/15	6,260,000	6,725,368
	Series 2005 I-A,
	5.000% 04/01/19	1,380,000	1,443,411
	Series 2005,
	5.000% 01/15/24	2,315,000	2,386,533
VA Hampton Roads Regional Jail Authority
	Series 2004,
	Insured: MBIA:
	5.000% 07/01/14	1,750,000	1,860,810
	5.000% 07/01/15	1,685,000	1,779,646
	5.000% 07/01/16	1,930,000	2,021,598
VA James City County Economic Development Authority
	Series 2006,
	Insured: FSA
	5.000% 06/15/23	2,000,000	2,077,500
VA New Kent County Economic Development Authority
	Series 2006,
	Insured: FSA:
	5.000% 02/01/15	1,000,000	1,063,620
	5.000% 02/01/21	2,075,000	2,143,496
VA Prince William County Industrial Development Authority
	Series 2005,
	5.250% 02/01/17	1,115,000	1,202,539

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
	Series 2006 A,
	Insured: AMBAC:
	5.000% 09/01/17	800,000	831,312
	5.000% 09/01/21	1,625,000	1,646,645
Local Appropriated Total			29,034,484
Local General Obligations – 17.6%
VA Arlington County
	Series 1993,
	6.000% 06/01/12	3,285,000	3,615,865
	Series 2006,
	5.000% 08/01/17	4,000,000	4,328,160
VA Hampton
	Series 2004,
	5.000% 02/01/15	1,275,000	1,365,563
	Series 2005 A,
	Insured: FGIC
	5.000% 04/01/18	1,500,000	1,578,840
VA Leesburg
	Series 2006 B,
	Insured: MBIA
	5.000% 09/15/17	1,145,000	1,242,600
VA Loudoun County
	Series 1998 B,
	5.250% 12/01/15	1,000,000	1,107,600
	Series 2005 A,
	5.000% 07/01/14	4,000,000	4,333,560
VA Manassas Park
	Series 2008,
	Insured: FSA
	5.000% 01/01/22	1,205,000	1,268,311
VA Newport News
	Series 2005 A,
	5.250% 01/15/23	1,510,000	1,584,669
	Series 2006 B,
	5.250% 02/01/18	3,030,000	3,338,393
	Series 2007 B,
	5.250% 07/01/20	2,000,000	2,191,460
VA Norfolk
	Series 1998,
	Insured: FGIC
	5.000% 07/01/11	2,450,000	2,478,395
	Series 2002 B,
	Insured: FSA
	5.250% 07/01/11	2,000,000	2,120,620
	Series 2005,
	Insured: MBIA
	5.000% 03/01/15	5,070,000	5,434,482
VA Portsmouth
	Series 2001 A,
	Insured: FGIC

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	5.500% 06/01/17	1,030,000	1,032,215
	Series 2003,
	Insured: FSA:
	5.000% 07/01/17	4,385,000	4,684,452
	5.000% 07/01/19	2,060,000	2,144,419
	Series 2006 A,
	Insured: MBIA
	5.000% 07/01/16	1,000,000	1,079,270
VA Richmond
	Series 2002,
	Insured: FSA
	5.250% 07/15/11	2,150,000	2,286,697
	Series 2005 A,
	Insured: FSA
	5.000% 07/15/15	8,840,000	9,601,920
VA Virginia Beach
	Series 2004 B:
	5.000% 05/01/13	1,305,000	1,400,761
	5.000% 05/01/17	1,000,000	1,087,500
Local General Obligations Total			59,305,752
Special Non-Property Tax – 10.9%
IL Metropolitan Pier & Exposition Authority
	Series 2002 B,
	Insured: MBIA
	5.250% 06/15/11	4,500,000	4,760,325
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 C,
	Insured: FGIC:
	5.500% 07/01/19	5,000,000	5,122,350
	5.500% 07/01/22	5,000,000	5,068,300
VA Greater Richmond Convention Center Authority
	Series 2005,
	Insured: MBIA:
	5.000% 06/15/15	2,480,000	2,628,825
	5.000% 06/15/18	3,800,000	3,948,466
	5.000% 06/15/25	3,000,000	3,029,760
VA Marquis Community Development Authority
	Series 2007,
	5.625% 09/01/18	3,000,000	2,849,430
VA Peninsula Town Center Community Development Authority
	Series 2007,
	6.250% 09/01/24	2,000,000	1,883,580
VA Reynolds Crossing Community Development Authority
	Series 2007,

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
	5.100% 03/01/21	2,150,000	1,901,245
VA Watkins Centre Community Development Authority
	Series 2007,
	5.400% 03/01/20	2,250,000	2,046,195
VA White Oak Village Shops Virginia Community Development Authority
	Series 2007,
	5.300% 03/01/17	3,900,000	3,687,138
Special Non-Property Tax Total			36,925,614
Special Property Tax – 0.9%
VA Fairfax County Economic Development Authority
	Series 2004,
	Insured: MBIA
	5.000% 04/01/24	2,865,000	2,944,017
Special Property Tax Total			2,944,017
State Appropriated – 12.2%
VA Biotechnology Research Park Authority
	Series 2001,
	5.125% 09/01/16	1,100,000	1,148,323
VA College Building Authority
	Series 2002 A,
	5.000% 02/01/15	1,270,000	1,325,194
	Series 2004 A,
	5.000% 02/01/17	3,650,000	3,871,664
	Series 2006 A:
	5.000% 09/01/13	2,000,000	2,149,760
	5.000% 09/01/14	2,925,000	3,161,369
VA Port Authority
	Series 2003, AMT,
	Insured: MBIA:
	5.125% 07/01/14	1,360,000	1,384,589
	5.125% 07/01/15	1,430,000	1,450,149
	5.250% 07/01/17	1,585,000	1,599,313
VA Public Building Authority
	Series 2002 A,
	5.000% 08/01/14	2,790,000	2,940,046
	Series 2005 C,
	5.000% 08/01/14	3,900,000	4,208,061
	Series 2006 A,
	5.000% 08/01/15	6,775,000	7,329,466
VA Public School Financing Authority
	Series 1998 A,
	4.875% 08/01/14	1,445,000	1,462,196
	Series 2004 C,
	5.000% 08/01/16	8,425,000	9,124,780
State Appropriated Total			41,154,910

9

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – 2.1%
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2007,
	6.250% 07/01/23	4,000,000	4,325,080
PR Commonwealth of Puerto Rico
	Series 2002 A,
	Insured: FGIC
	5.500% 07/01/17	2,000,000	2,046,300
VA State
	Series 2004 B,
	5.000% 06/01/15	725,000	780,463
State General Obligations Total			7,151,843
TAX-BACKED TOTAL			176,516,620
TRANSPORTATION – 0.6%
Airports – 0.3%
DC Metropolitan Airport Authority
	Series 1998 B, AMT,
	Insured: MBIA
	5.250% 10/01/10	1,000,000	1,013,190
Airports Total			1,013,190
Toll Facilities – 0.3%
VA Richmond Metropolitan Authority
	Series 1998,
	Insured: FGIC
	5.250% 07/15/17	1,000,000	1,061,970
Toll Facilities Total			1,061,970
TRANSPORTATION TOTAL			2,075,160
UTILITIES – 5.8%
Joint Power Authority – 0.9%
TX Sam Rayburn Municipal Power Agency
	Series 2002,
	6.000% 10/01/16	2,000,000	2,050,960
WA Energy Northwest Electric
	Series 2002 A,
	Insured: MBIA
	5.750% 07/01/18	1,000,000	1,060,340
Joint Power Authority Total			3,111,300
Municipal Electric – 0.3%
PR Puerto Rico Electric Power Authority Power Revenue
	Series 2007 V,
	Insured: FGIC
	5.250% 07/01/24	1,000,000	989,340
Municipal Electric Total			989,340

10

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – 4.6%
VA Fairfax County Water Authority
	Series 2005 B,
	5.250% 04/01/19	1,835,000	2,021,932
VA Hampton Roads Sanitation District
	Series 2007,
	5.000% 04/01/22	1,000,000	1,049,530
VA Newport News Water Revenue
	Series 2007,
	Insured: FSA
	5.000% 06/01/19	1,035,000	1,097,856
VA Norfolk
	Series 1995,
	Insured: MBIA
	5.700% 11/01/10	2,000,000	2,004,840
VA Resources Authority
	Series 1998,
	5.000% 05/01/18	2,970,000	3,005,699
VA Richmond Public Utility Revenue
	Series 2007,
	Insured: FSA
	4.500% 01/15/21	1,000,000	1,014,870
VA Spotsylvania County Systems Revenue
	Insured: FSA
	5.000% 06/01/19	1,030,000	1,092,552
VA Upper Occoquan Sewage Authority
	Series 1995 A,
	Insured: MBIA
	5.150% 07/01/20	1,295,000	1,389,198
	Series 2005,
	Insured: FSA
	5.000% 07/01/21	2,640,000	2,739,396
Water & Sewer Total			15,415,873
UTILITIES TOTAL			19,516,513
	Total Municipal Bonds (cost of $325,207,079)		323,924,622

		Shares
Investment Company – 2.8%
	Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 1.550%)(c)(d)	9,524,000	9,524,000
	Total Investment Company (cost of $9,524,000)		9,524,000

11

		Par ($)	Value ($)
Short-Term Obligation – 0.0%
VARIABLE RATE DEMAND NOTE (e) – 0.0%
WA Housing Finance Commission
	Local 82 JATC Educational Development Trust,
	Series 2000,
	LOC: U.S. Bank N.A.
	2.360% 11/01/25	100,000	100,000
	Total Short-Term Obligation (cost of $100,000)		100,000

	Total Investments – 98.8% (cost of $334,831,079)(f)(g)		333,548,622

	Other Assets & Liabilities, Net – 1.2%		3,982,665

	Net Assets – 100.0%		337,531,287

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

12

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued.  SFAS 157 is effective for the Fund’s current fiscal period.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

	•	Level 1 – quoted prices in active markets for identical securities
	•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and other)
	•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	The following table summarizes the inputs used, as of June 30, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
	Level 1 – Quoted Prices	$9,524,000	$47,865
	Level 2 – Other Significant Observable Inputs	324,024,622	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$333,548,622	$47,865

	* Other financial instruments consist of futures contracts which are not included in the investment portfolio.

(a)	A portion of this security with a market value of $338,100 is pledged as collateral for open futures contracts..
(b)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(c)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.
(d)	Investments in affiliates during the three month period ended June 30, 2008:

	Security name: Columbia Tax-Exempt Reserves. Capital Class (7 day yield of 1.550%)

	Shares as of 03/31/08:		14,706,573
	Shares purchased:		11,836,062
	Shares sold:		(17,018,635)
	Shares as of 06/30/08:		9,524,000
	Net realized gain/loss:		$—
	Dividend income earned:		$60,655
	Value at end of period:		$9,524,000

(e)

Variable rate demand notes.  These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rates change periodically and the interest rates shown reflect the rates at June 30, 2008.

(f)	Cost for federal income tax purposes is $334,831,079.
(g)	Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$4,237,520	$(5,519,977)	$(1,282,457)

At June  30, 2008, the Fund held the following open long  futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
10-Year U.S. Treasury Notes	80	$9,113,750	$9,065,885	Sept-2008	$47,865

13

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
VA	Veterans Administration

14

Item  2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	August 22, 2008

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Chief Financial Officer

Date	August 22, 2008